UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust
                 CMA Arizona Municipal Money Fund
                 CMA California Municipal Money Fund
                 CMA Connecticut Municipal Money Fund
                 CMA Florida Municipal Money Fund
                 CMA Massachusetts Municipal Money Fund
                 CMA Michigan Municipal Money Fund
                 CMA New Jersey Municipal Money Fund
                 CMA New York Municipal Money Fund
                 CMA North Carolina Municipal Money Fund
                 CMA Ohio Municipal Money Fund
                 CMA Pennsylvania Municipal Money Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
      Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 09/30/2007

Item 1 -   Report to Stockholders


Semi-Annual Report (Unaudited)
September 30, 2007


CMA (R) Multi-State
Municipal Series Trust


CMA (R) Arizona Municipal Money Fund
CMA (R) California Municipal Money Fund
CMA (R) Connecticut Municipal Money Fund
CMA (R) Florida Municipal Money Fund
CMA (R) Massachusetts Municipal Money Fund
CMA (R) Michigan Municipal Money Fund
CMA (R) New Jersey Municipal Money Fund
CMA (R) New York Municipal Money Fund
CMA (R) North Carolina Municipal Money Fund
CMA (R) Ohio Municipal Money Fund
CMA (R) Pennsylvania Municipal Money Fund



This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call 800-882-0052. The Funds' current 7-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) on www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.



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CMA (R) Multi-State Municipal Series Trust


Table of Contents                                              Page


A Letter to Shareholders                                          3
Semi-Annual Report:
Portfolio Holdings                                                4
Disclosure of Expenses                                            5
Proxy Results                                                     6
Financial Statements:
     Schedule of Investments:
     CMA Arizona Municipal Money Fund                            11
     CMA California Municipal Money Fund                         13
     CMA Connecticut Municipal Money Fund                        20
     CMA Florida Municipal Money Fund                            22
     CMA Massachusetts Municipal Money Fund                      24
     CMA Michigan Municipal Money Fund                           26
     CMA New Jersey Municipal Money Fund                         29
     CMA New York Municipal Money Fund                           32
     CMA North Carolina Municipal Money Fund                     39
     CMA Ohio Municipal Money Fund                               42
     CMA Pennsylvania Municipal Money Fund                       46
     Statements of Assets and Liabilities                        50
     Statements of Operations                                    52
     Statements of Changes in Net Assets                         54
Financial Highlights                                             58
Notes to Financial Statements                                    64
Current Seven-Day Yields                                         66
Officers and Trustees                                            66
BlackRock Privacy Principles                                     67
Availability of Quarterly Schedule of Investments                67
Electronic Delivery                                              67


CMA is a registered trademark of Merrill Lynch & Co., Inc.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



A Letter to Shareholders


Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:


Total Returns as of September 30, 2007                                              6-month      12-month
U.S. equities (S&P 500 Index)                                                         +8.44%      +16.44%
Small cap U.S. equities (Russell 2000 Index)                                          +1.19       +12.34
International equities (MSCI Europe, Australasia, Far East Index)                     +8.72       +24.86
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +2.31       + 5.14
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +1.15       + 3.10
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      +0.56       + 7.62

  Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Robert C. Doll, Jr.
-----------------------
Robert C. Doll, Jr.
Vice Chairman, BlackRock, Inc.


THIS PAGE NOT PART OF YOUR FUND REPORT



Portfolio Holdings*


CMA Arizona Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  91.9%
Fixed Rate Notes                                   5.5
Tax-Exempt Commercial Paper                        1.0
Put Bonds                                          1.6



CMA California Municipal Money Fund


                                           Percent of Total
                                              Investments

Variable Rate Demand Obligations                  89.0%
Fixed Rate Notes                                   5.4
Tax-Exempt Commercial Paper                        2.8
Put Bonds                                          2.8



CMA Connecticut Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  77.6%
Fixed Rate Notes                                  13.6
Tax-Exempt Commercial Paper                        8.8



CMA Florida Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  80.7%
Tax-Exempt Commercial Paper                       16.7
Put Bonds                                          2.6



CMA Massachusetts Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  68.1%
Fixed Rate Notes                                  12.5
Tax-Exempt Commercial Paper                       19.4



CMA Michigan Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  86.1%
Fixed Rate Notes                                   9.7
Tax-Exempt Commercial Paper                        2.7
Put Bonds                                          1.5



CMA New Jersey Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  82.5%
Fixed Rate Notes                                  13.6
Tax-Exempt Commercial Paper                        3.9



CMA New York Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  88.0%
Fixed Rate Notes                                  11.5
Put Bonds                                          0.5



CMA North Carolina Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  82.5%
Fixed Rate Notes                                   8.6
Tax-Exempt Commercial Paper                        5.5
Put Bonds                                          3.4



CMA Ohio Municipal Money Fund


                                           Percent of Total
                                              Investments

Variable Rate Demand Obligations                  73.9%
Fixed Rate Notes                                  23.5
Put Bonds                                          2.6



CMA Pennsylvania Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  88.6%
Tax-Exempt Commercial Paper                        6.4
Fixed Rate Notes                                   4.1
Put Bonds                                          0.9


 * Based on the market value of total investments of each Fund as of September 30, 2007. Investments are valued at amortized cost, which approximates market value.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Disclosure of Expenses


Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below
(which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled "Expenses Paid During the Period."

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



                                                                                          Expenses Paid
                                                                           Ending           During the
                                                       Beginning       Account Value     Period* April 1,
                                                     Account Value     September 30,         2007 to             Annualized
                                                     April 1, 2007          2007        September 30, 2007     Expense Ratio
Actual

CMA Arizona                                              $1,000          $1,015.40            $3.62                 .72%
CMA California                                           $1,000          $1,015.90            $2.81                 .56%
CMA Connecticut                                          $1,000          $1,015.30            $3.37                 .67%
CMA Florida                                              $1,000          $1,015.60            $3.47                 .69%
CMA Massachusetts                                        $1,000          $1,015.30            $3.47                 .69%
CMA Michigan                                             $1,000          $1,015.70            $3.57                 .71%
CMA New Jersey                                           $1,000          $1,015.70            $3.02                 .60%
CMA New York                                             $1,000          $1,015.90            $2.81                 .56%
CMA North Carolina                                       $1,000          $1,015.40            $3.62                 .72%
CMA Ohio                                                 $1,000          $1,015.50            $3.52                 .70%
CMA Pennsylvania                                         $1,000          $1,015.60            $3.42                 .68%

Hypothetical (5% annual return before expenses)**

CMA Arizona                                              $1,000          $1,021.31            $3.63                 .72%
CMA California                                           $1,000          $1,022.11            $2.82                 .56%
CMA Connecticut                                          $1,000          $1,021.56            $3.38                 .67%
CMA Florida                                              $1,000          $1,021.46            $3.48                 .69%
CMA Massachusetts                                        $1,000          $1,021.46            $3.48                 .69%
CMA Michigan                                             $1,000          $1,021.36            $3.58                 .71%
CMA New Jersey                                           $1,000          $1,021.91            $3.02                 .60%
CMA New York                                             $1,000          $1,022.11            $2.82                 .56%
CMA North Carolina                                       $1,000          $1,021.31            $3.63                 .72%
CMA Ohio                                                 $1,000          $1,021.41            $3.53                 .70%
CMA Pennsylvania                                         $1,000          $1,021.51            $3.43                 .68%

 * Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Proxy Results


CMA Arizona Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                      155,845,905              307,419
                                             Richard S. Davis                   155,845,905              307,419
                                             Ronald W. Forbes                   154,682,212            1,471,113
                                             Henry Gabbay                       155,827,129              326,196
                                             Dr. Matina Horner                  155,864,922              288,402
                                             Rodney D. Johnson                  155,846,146              307,178
                                             Herbert I. London                  155,845,905              307,419
                                             Cynthia A. Montgomery              155,864,922              288,402
                                             Joseph P. Platt, Jr.               155,845,905              307,419
                                             Robert C. Robb, Jr.                154,700,988            1,452,336
                                             Toby Rosenblatt                    155,827,129              326,196
                                             Kenneth L. Urish                   155,864,922              288,402
                                             Frederick W. Winter                155,845,905              307,419



CMA California Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:


                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                     2,691,037,929           1,944,218
                                             Richard S. Davis                  2,691,536,605           1,445,542
                                             Ronald W. Forbes                  2,690,402,449           2,579,698
                                             Henry Gabbay                      2,691,739,026           1,243,121
                                             Dr. Matina Horner                 2,690,401,165           2,580,982
                                             Rodney D. Johnson                 2,691,382,122           1,600,025
                                             Herbert I. London                 2,690,249,249           2,732,898
                                             Cynthia A. Montgomery             2,692,221,307             760,840
                                             Joseph P. Platt, Jr.              2,690,475,478           2,506,669
                                             Robert C. Robb, Jr.               2,691,571,207           1,410,939
                                             Toby Rosenblatt                   2,690,249,249           2,732,898
                                             Kenneth L. Urish                  2,691,584,543           1,397,604
                                             Frederick W. Winter               2,690,107,593           2,874,553



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Proxy Results (continued)


CMA Connecticut Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                      506,321,016              174,661
                                             Richard S. Davis                   506,297,238              198,439
                                             Ronald W. Forbes                   506,321,016              174,661
                                             Henry Gabbay                       506,321,016              174,661
                                             Dr. Matina Horner                  506,321,016              174,661
                                             Rodney D. Johnson                  506,321,016              174,661
                                             Herbert I. London                  506,321,016              174,661
                                             Cynthia A. Montgomery              506,297,238              198,439
                                             Joseph P. Platt, Jr.               506,297,238              198,439
                                             Robert C. Robb, Jr.                506,297,238              198,439
                                             Toby Rosenblatt                    506,268,510              227,168
                                             Kenneth L. Urish                   506,321,016              174,661
                                             Frederick W. Winter                506,321,016              174,661





CMA Florida Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted for each Trustee are as follows:



                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees: David O. Beim, Richard S. Davis,
Ronald W. Forbes, Henry Gabbay, Dr. Matina Horner, Rodney D. Johnson,
Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Jr.,
Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and
Frederick W. Winter                                                             267,295,395              79,691




CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Proxy Results (continued)


CMA Massachusetts Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                      393,550,923             641,691
                                             Richard S. Davis                   393,630,240             562,373
                                             Ronald W. Forbes                   393,550,923             641,691
                                             Henry Gabbay                       393,575,469             617,145
                                             Dr. Matina Horner                  393,550,923             641,691
                                             Rodney D. Johnson                  393,575,562             617,052
                                             Herbert I. London                  393,550,923             641,691
                                             Cynthia A. Montgomery              393,630,240             562,373
                                             Joseph P. Platt, Jr.               393,575,562             617,052
                                             Robert C. Robb, Jr.                393,575,562             617,052
                                             Toby Rosenblatt                    393,496,245             696,369
                                             Kenneth L. Urish                   393,575,562             617,052
                                             Frederick W. Winter                393,630,240             562,373



CMA Michigan Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                      257,135,116             826,807
                                             Richard S. Davis                   257,142,212             819,711
                                             Ronald W. Forbes                   257,135,116             826,807
                                             Henry Gabbay                       257,142,212             819,711
                                             Dr. Matina Horner                  257,135,116             826,807
                                             Rodney D. Johnson                  257,142,212             819,711
                                             Herbert I. London                  257,135,116             826,807
                                             Cynthia A. Montgomery              257,142,212             819,711
                                             Joseph P. Platt, Jr.               257,135,116             826,807
                                             Robert C. Robb, Jr.                257,142,212             819,711
                                             Toby Rosenblatt                    257,135,116             826,807
                                             Kenneth L. Urish                   257,142,212             819,711
                                             Frederick W. Winter                257,135,116             826,807



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Proxy Results (continued)


CMA New Jersey Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                     1,188,539,755           2,211,443
                                             Richard S. Davis                  1,188,635,085           2,116,112
                                             Ronald W. Forbes                  1,188,539,755           2,211,443
                                             Henry Gabbay                      1,188,632,774           2,118,423
                                             Dr. Matina Horner                 1,188,539,755           2,211,443
                                             Rodney D. Johnson                 1,188,539,755           2,211,443
                                             Herbert I. London                 1,188,539,755           2,211,443
                                             Cynthia A. Montgomery             1,188,539,755           2,211,443
                                             Joseph P. Platt, Jr.              1,188,542,066           2,209,132
                                             Robert C. Robb, Jr.               1,188,542,066           2,209,132
                                             Toby Rosenblatt                   1,188,539,755           2,211,443
                                             Kenneth L. Urish                  1,188,539,755           2,211,443
                                             Frederick W. Winter               1,188,542,066           2,209,132



CMA New York Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:


                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                     2,581,048,556           9,022,932
                                             Richard S. Davis                  2,581,045,062           9,026,427
                                             Ronald W. Forbes                  2,581,187,750           8,883,738
                                             Henry Gabbay                      2,581,045,062           9,026,427
                                             Dr. Matina Horner                 2,581,178,009           8,893,479
                                             Rodney D. Johnson                 2,581,048,556           9,022,932
                                             Herbert I. London                 2,580,917,747           9,153,741
                                             Cynthia A. Montgomery             2,581,444,425           8,627,063
                                             Joseph P. Platt, Jr.              2,581,048,556           9,022,932
                                             Robert C. Robb, Jr.               2,581,048,556           9,022,932
                                             Toby Rosenblatt                   2,581,038,796           9,032,692
                                             Kenneth L. Urish                  2,581,042,291           9,029,198
                                             Frederick W. Winter               2,581,044,955           9,026,534



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Proxy Results (concluded)


CMA North Carolina Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted for each Trustee are as follows:


                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees: David O. Beim, Richard S. Davis,
Ronald W. Forbes, Henry Gabbay, Dr. Matina Horner, Rodney D. Johnson,
Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Jr.,
Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and
Frederick W. Winter                                                             188,119,590              7,980




CMA Ohio Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:


                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                      321,069,696              142,174
                                             Richard S. Davis                   321,201,596               10,274
                                             Ronald W. Forbes                   321,098,689              113,181
                                             Henry Gabbay                       321,172,603               39,267
                                             Dr. Matina Horner                  321,092,674              119,196
                                             Rodney D. Johnson                  321,098,689              113,181
                                             Herbert I. London                  321,087,579              124,292
                                             Cynthia A. Montgomery              321,201,596               10,274
                                             Joseph P. Platt, Jr.               321,172,603               39,267
                                             Robert C. Robb, Jr.                321,172,603               39,267
                                             Toby Rosenblatt                    321,098,689              113,181
                                             Kenneth L. Urish                   321,201,596               10,274
                                             Frederick W. Winter                321,201,596               10,274



CMA Pennsylvania Municipal Money Fund


During the six-month period ended September 30, 2007, the shareholders of CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:


                                                                                Shares Voted        Shares Withheld
                                                                                    For               From Voting
To elect the Trust's Board of Trustees:      David O. Beim                      473,004,075            1,141,052
                                             Richard S. Davis                   473,160,807              984,320
                                             Ronald W. Forbes                   473,160,807              984,320
                                             Henry Gabbay                       473,160,802              984,325
                                             Dr. Matina Horner                  472,684,204            1,460,923
                                             Rodney D. Johnson                  473,004,075            1,141,052
                                             Herbert I. London                  473,004,075            1,141,052
                                             Cynthia A. Montgomery              473,160,807              984,320
                                             Joseph P. Platt, Jr.               473,004,075            1,141,052
                                             Robert C. Robb, Jr.                473,004,075            1,141,052
                                             Toby Rosenblatt                    473,160,807              984,320
                                             Kenneth L. Urish                   473,004,075            1,141,052
                                             Frederick W. Winter                472,684,204            1,460,923



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                        CMA Arizona Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Arizona--98.1%

$   2,000    ABN AMRO MuniTops Certificates Trust, Phoenix,
             Arizona, Civic Improvement Corporation, Excise Tax
             Revenue Bonds, VRDN, Series 2005-54, 3.93%
             due 7/01/2013 (b)(h)(i)                                 $    2,000

      200    Apache County, Arizona, IDA, IDR (Tucson Electric
             Power-Springerville), VRDN, 3.80% due 12/01/2020 (h)           200

    2,000    Arizona Health Facilities Authority, Hospital System
             Revenue Bonds (Northern Arizona Healthcare),
             Series B, VRDN, 3.86% due 10/01/2026 (g)(h)                  2,000

    4,920    Arizona Health Facilities Authority, Revenue
             Refunding Bonds (Banner Health System), VRDN,
             Series A, 3.87% due 1/01/2029 (g)(h)                         4,920

    9,000    Arizona School District, TAN, Financing Program,
             COP, 4.50% due 7/30/2008                                     9,063

    1,490    Arizona State University, COP, PUTTERS, VRDN,
             Series 694, 3.92% due 9/01/2012 (a)(h)(i)                    1,490

      825    Arizona State University Revenue Bonds, VRDN,
             Series B, 3.85% due 7/01/2034 (a)(h)                           825

    4,570    Arizona Tourism and Sports Authority, Senior Tax
             Revenue Bonds (Multipurpose Stadium Facility Project),
             VRDN, Series A, 3.85% due 7/01/2036 (a)(h)                   4,570

    1,780    Avondale, Arizona, IDA, IDR, Refunding (National
             Health Investors), VRDN, 3.87% due 12/01/2014 (h)            1,780

    9,995    BB&T Municipal Trust, Arizona Health Facilities
             Authority Revenue Bonds, FLOATS, VRDN,
             Series 2003, 3.82% due 1/01/2037 (h)(i)                      9,995

      700    Bank of America MACON Trust, Pinal County, Arizona,
             Electrical District Number 3, Electric System Revenue
             Bonds, VRDN, Series U-1, 3.93% due 10/03/2011 (h)              700

      935    Casa Grande, Arizona, IDA, IDR (Price Companies Inc.
             Project), VRDN, AMT, Series A, 3.92% due 12/01/2017 (h)        935

             Chandler, Arizona, VRDN (h):
    2,000       GO, FLOATS, Series 49TP, 3.90%
                due 7/01/2026 (i)                                         2,000
    1,100       IDA, IDR (Red Rock Stamping Company Project),
                AMT, 3.99% due 2/01/2020                                  1,100

    3,300    Cochise County, Arizona, Pollution Control Corporation,
             Solid Waste Disposal Revenue Bonds Arizona Electric
             Power Co-Operative Inc. Project), VRDN, AMT, 3.75%
             due 9/01/2024 (h)                                            3,300

    1,000    Coconino County, Arizona, IDA, IDR, VRDN, AMT,
             3.94% due 3/01/2027 (h)                                      1,000



     Face
   Amount    Municipal Bonds                                           Value

Arizona (continued)

             Coconino County, Arizona, Pollution Control
             Corporation Revenue Bonds (Arizona Public
             Service Co. Project), VRDN, AMT (h):
$   6,450       3.98% due 11/01/2033                                 $    6,450
    1,200       Series A, 4.03% due 10/01/2029                            1,200

             New Downtown Phoenix Hotel Corporation,
             Arizona, Revenue Bonds, FLOATS, VRDN (b)(h):
    8,085       Series 1738, 3.91% due 7/01/2036                          8,085
    2,245       Series P3U, 3.93% due 7/01/2026                           2,245

    2,500    Eagle Tax-Exempt Trust, Salt River Project, Arizona,
             Agriculture Improvement and Power District,
             Electric System Revenue Bonds, VRDN, Series
             2006-0141, Class A, 3.93% due 1/01/2037 (h)(i)               2,500

    5,355    Lehman Municipal Trust Receipts, Phoenix and Pima
             County, Arizona, Revenue Bonds, FLOATS, VRDN, AMT,
             Series 2006-P55U, 4.01% due 3/01/2039 (c)(e)(h)(i)           5,355

    2,985    Lehman Municipal Trust Receipts, Tucson, Arizona,
             Revenue Refunding Bonds, FLOATS, VRDN, AMT,
             Series 2006-P39U, 4.06% due 1/01/2038 (c)(e)(h)(i)           2,985

    4,215    Maricopa County, Arizona, IDA, IDR (Trans-Matic
             Manufacturing Production Project), VRDN, AMT,
             3.92% due 10/01/2026 (h)                                     4,215

             New Maricopa County, Arizona, IDA, M/F Housing
             Revenue Refunding Bonds, VRDN, AMT (d)(h):
    2,540       (Las Gardenias Apartments LP Project), Series A,
                3.93% due 4/15/2033                                       2,540
    2,000       (San Martin Apartments Project), Series A-1,
                3.93% due 6/15/2035                                       2,000
    8,000       (Villas Solanas Apartments), Series A, 3.93%
                due 11/15/2032                                            8,000

      780    Morgan Keegan Municipal Products, Inc., Maricopa
             County, Arizona, IDA, VRDN, AMT, Series A, 3.98%
             due 2/02/2009 (h)                                              780

    4,300    Phoenix and Pima County, Arizona, IDA,
             S/F Revenue Bonds, FLOATS, VRDN, AMT,
             Series P29U, 4.06% due 7/01/2039 (e)(h)(i)                   4,300

    2,000    Phoenix, Arizona, Civic Improvement Corporation,
             CP, 3.73% due 10/05/2007                                     2,000

    9,100    Phoenix, Arizona, Civic Improvement Corporation,
             Senior Lien Wastewater System, Revenue Refunding
             Bonds, VRDN, Series A, 3.88% due 7/01/2023 (g)(h)            9,100

    1,290    Phoenix, Arizona, GO, PUTTERS, VRDN, Series 1873,
             3.92% due 1/01/2015 (h)(i)                                   1,290



Portfolio Abbreviations Applicable to All Funds


ACES (SM)  Adjustable Convertible Extendible
           Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
CRVS       Custodial Residual and Variable Securities
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity
           Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PILOT      Payment in Lieu of Taxes
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
SAN        State Aid Notes
S/F        Single-Family
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
UPDATES    Unit Price Demand Adjustable
           Tax-Exempt Securities
VRDN       Variable Rate Demand Notes



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)            CMA Arizona Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Arizona (continued)

$     995    Phoenix, Arizona, IDA, Government Office Lease
             Revenue Refunding Bonds, PUTTERS, VRDN,
             Series 1119, 3.92% due 9/15/2013 (a)(h)(i)               $     995

             Phoenix, Arizona, IDA, M/F Housing Revenue
             Refunding Bonds,VRDN (h):
    6,500       (Paradise Lakes Apartments Project), 3.89%
                due 7/01/2025                                             6,500
    3,275       (Westward Housing Apartments Project), AMT,
                Series A, 3.94% due 4/01/2033                             3,275

             Phoenix, Arizona, IDA, Revenue Bonds,VRDN,
             AMT (h):
    5,170       (Leggett & Platt Inc. Project), 3.96%
                due 7/01/2029                                             5,170
    1,000       (Safeway Inc. Ice Cream Plant Project), 3.90%
                due 10/01/2022                                            1,000
    2,293       (Salvo Properties LLC Project), 3.99%
                due 3/01/2031                                             2,293
    3,415       (Swift Aviation Services Inc. Project), 4.05%
                due 7/01/2024                                             3,415

    1,510    Pima County, Arizona, IDA, IDR, FLOATS, VRDN,
             Series L-21, 3.98% due 7/15/2010 (f)(h)                      1,510

      600    Pima County, Arizona, IDA, IDR, Refunding
             (Brush Wellman Inc. Project), VRDN, 3.98%
             due 9/01/2009 (h)                                              600

    4,000    Pima County, Arizona, IDA, IDR (Tucson Electric
             Power Company--Irvington Project), VRDN,
             3.87% due 10/01/2022 (h)                                     4,000

    2,700    Pima County, Arizona, IDA, M/F Housing Revenue
             Bonds (Eastside Place Apartments), VRDN, AMT,
             Series B, 4% due 2/15/2031 (d)(h)                            2,700

    3,900    Pima County, Arizona, IDA, Revenue Refunding
             Bonds (Broadway Proper Retirement Community),
             VRDN, Series A, 3.81% due 12/01/2025 (h)                     3,900

    4,200    Pine Ridge Village/Campus Heights LLC Revenue
             Bonds (Northern Arizona University Projects), VRDN,
             3.87% due 6/01/2033 (b)(h)                                   4,200

             Salt River Pima-Maricopa Indian Community,
             Arizona, Revenue Bonds, VRDN (h):
    2,009       3.87% due 10/01/2025                                      2,009
    3,000       3.87% due 10/01/2026                                      3,000



     Face
   Amount    Municipal Bonds                                           Value

Arizona (concluded)

$     800    Salt River Project, Arizona, Agriculture Improvement
             and Power District, Electric System Revenue
             Bonds, FLOATS, VRDN, Series 1430, 3.91%
             due 1/01/2037 (h)(i)                                     $     800

             Scottsdale, Arizona, IDA, Hospital Revenue
             Refunding Bonds (Scottsdale Healthcare), VRDN (h):
    3,200       Series A, 3.86% due 9/01/2030 (b)                         3,200
    5,400       Series B, 3.86% due 9/01/2026 (b)                         5,400
    1,150       Series C, 3.86% due 9/01/2035 (f)                         1,150

    4,300    Scottsdale, Arizona, IDA, Limited Obligation
             Revenue Bonds (Notre Dame School), VRDN,
             Series A, 3.93% due 5/01/2021 (h)                            4,300

    1,397    Scottsdale, Arizona, Municipal Property Corporation,
             Excise Tax Revenue Refunding Bonds, FLOATS,
             VRDN, Series 1523, 3.91% due 7/01/2026 (h)(i)                1,397

    1,500    Sun Devil Energy Center LLC, Arizona, Revenue
             Bonds (Arizona State University Project), VRDN,
             3.85% due 7/01/2030 (b)(h)                                   1,500

    1,500    Tempe, Arizona, IDA, Revenue Bonds (ASUF Brickyard,
             LLC Project), VRDN, Series A, 3.87% due 7/01/2034 (h)        1,500

    8,360    Tempe, Arizona, Transit Excise Tax Revenue Bonds,
             VRDN, 3.87% due 7/01/2036 (h)                                8,360

    1,485    Tucson, Arizona, IDA, Housing Revenue Bonds
             (Family Housing Resource Projects), VRDN, Series A,
             3.86% due 1/15/2032 (d)(h)                                   1,485

    2,085    Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales
             Project), VRDN, AMT, 4.15% due 8/01/2025 (h)                 2,085

    3,180    Tucson, Arizona, IDA, Revenue Bonds (United
             Way Capital Corporation Project), VRDN, 4.10%
             due 6/01/2021 (h)                                            3,180

    4,500    Verrado Western Overlay Community
             Facilities District, Arizona, GO, VRDN, 3.93%
             due 7/01/2029 (h)                                            4,500

    1,200    Yavapai County, Arizona, IDA, Hospital Facility
             Revenue Bonds (Yavapai Regional Medical Center),
             VRDN, Series B, 3.86% due 12/01/2026 (f)(h)                  1,200

Total Investments (Cost--$193,547*)--98.1%                              193,547
Other Assets Less Liabilities--1.9%                                       3,765
                                                                     ----------
Net Assets--100.0%                                                   $  197,312
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FNMA/GNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                     CMA California Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

California--96.4%

$  19,995    ABAG Finance Authority For Non-Profit
             Corporations, California, M/F Revenue Bonds
             (Southport Apartments), VRDN, Series A, 3.87%
             due 1/15/2036 (e)(k)                                    $   19,995

   13,785    ABAG Finance Authority For Non-Profit
             Corporations, California, Senior Living Revenue
             Bonds (Elder Care Alliance of San Rafael, Inc.
             Project), VRDN, 3.78% due 11/01/2034 (k)                    13,785

    9,995    ABN AMRO MuniTops Certificates Trust,
             California, COP, Refunding, VRDN,
             Series 2006-14, 3.88% due 5/01/2013 (a)(h)(k)(l)             9,995

    7,435    ABN AMRO MuniTops Certificates Trust,
             California, COP, VRDN, Series 2006-25, 3.88%
             due 6/15/2014 (h)(i)(k)(l)                                   7,435

    6,495    ABN AMRO MuniTops Certificates Trust,
             California, GO, Refunding, VRDN, Series 2003-1,
             3.88% due 2/01/2010 (a)(h)(k)                                6,495

   10,045    ABN AMRO MuniTops Certificates Trust,
             California, GO, VRDN, Series 2003-9, 3.87%
             due 9/01/2011 (h)(i)(k)                                     10,045

   16,000    ABN AMRO MuniTops Certificates Trust, California,
             Revenue Bonds, VRDN, Series 2005-50, 3.88%
             due 12/01/2012 (a)(h)(k)(l)                                 16,000

    9,495    ABN AMRO MuniTops Certificates Trust,
             California, Revenue Refunding Bonds, VRDN,
             Series 2006-11, 3.88% due 11/01/2013 (h)(i)(k)(l)            9,495

             ABN AMRO MuniTops Certificates Trust, California
             State, GO, VRDN, (h)(k):
   14,995       Series 2005-26, 3.81% due 6/01/2013 (j)                  14,995
   14,500       Series 2007-60, 3.88% due 6/01/2015 (c)(l)               14,500

    7,000    ABN AMRO MuniTops Certificates Trust, Los
             Angeles, California, Unified School District,
             GO, VRDN, Series 2005-36, 3.81%
             due 7/01/2013 (a)(h)(k)                                      7,000

    7,550    Alhambra, California, Unified School District,
             GO, Refunding Land Acquisition Notes, 4.50%
             due 6/30/2008                                                7,591

    5,535    Alhambra, California, Unified School District,
             GO, ROCS, VRDN, Series II-R-2192, 3.88%
             due 8/01/2022 (c)(h)(k)                                      5,535

    2,000    Arcadia, California, Unified School District,
             GO, PUTTERS, VRDN, Series 1716, 3.89%
             due 2/01/2015 (f)(h)(k)                                      2,000

   15,000    Auburn, California, Union School District, COP,
             Refunding, VRDN, 3.85% due 12/01/2032 (f)(k)                15,000

    7,660    BB&T Municipal Trust, Alameda, California, Unified
             School District, GO, FLOATS, VRDN, Series 2049,
             3.92% due 2/01/2027 (f)(h)(k)                                7,660

   11,535    BB&T Municipal Trust, Anaheim, California, Public
             Financing Authority, Revenue Refunding Bonds,
             FLOATS, VRDN, Series 2011, 3.86%
             due 9/01/2026 (c)(h)(k)                                     11,535


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

$  19,595    BB&T Municipal Trust, Foothill-De Anza, California,
             Community College District, GO, FLOATS, VRDN,
             Series 2053, 3.94% due 2/01/2026 (c)(h)(k)              $   19,595

   10,965    BB&T Municipal Trust, West Contra Costa,
             California, Unified School District, GO,
             FLOATS, VRDN, Series 2048, 3.92%
             due 2/01/2022 (c)(h)(k)                                     10,965

   28,195    BNP Paribas STARS Certificates Trust, California
             State, GO, VRDN, Series 2007-041, 3.87%
             due 6/01/2037 (h)(k)                                        28,195

   14,070    Bakersfield, California, Hospital Revenue
             Refunding Bonds, FLOATS, VRDN, Series 788,
             3.93% due 3/01/2019 (h)(i)(k)                               14,070

             Bank of America AUSTIN Trust, University of
             California, Revenue Refunding Bonds, VRDN (f)(h)(k):
   13,990       Series 2007-117, 3.88% due 5/15/2031                     13,990
   15,200       Series 2007-119, 3.88% due 5/15/2028                     15,200

   10,400    Bay Area Toll Authority, California, Toll Bridge
             Revenue Bonds (San Francisco Bay Area), VRDN,
             Series A-1, 3.62% due 4/01/2045 (a)(k)                      10,400

   21,180    California Alternative Energy Source Financing
             Authority, Cogeneration Revenue Refunding
             Bonds (GE Capital Corporation--Arroyo), VRDN,
             AMT, Series B, 3.78% due 10/01/2020 (k)                     21,180

   10,210    California Educational Facilities Authority Revenue
             Bonds (Life Chiropractic College), VRDN, 3.84%
             due 1/01/2025 (k)                                           10,210

   12,800    California Educational Facilities Authority, Revenue
             Refunding Bonds (California Institute of Technology),
             VRDN, Series B, 3.70% due 10/01/2036 (k)                    12,800

             California HFA, Home Mortgage Revenue Bonds,
             VRDN (k):
   19,120       AMT, Series B, 3.90% due 8/01/2035                       19,120
    9,255       AMT, Series C, 3.97% due 2/01/2037                        9,255
   13,630       AMT, Series C, 3.97% due 8/01/2037                       13,630
    8,900       AMT, Series M, 4% due 2/01/2025                           8,900
   13,400       AMT, Series Q, 3.82% due 8/01/2033                       13,400
   20,000       Series F, 3.97% due 2/01/2033 (a)                        20,000

   13,000    California HFA, M/F Housing Revenue Bonds
             VRDN, AMT, Series C, 3.97% due 2/01/2033 (k):               13,000

             California HFA, M/F Housing Revenue Refunding
             Bonds III, VRDN, AMT (k):
   17,080       Series D, 3.97% due 2/01/2038                            17,080
   27,200       Series D, 3.97% due 8/01/2038                            27,200
   14,100       Series G, 3.82% due 8/01/2036                            14,100

             California Health Facilities Financing Authority
             Revenue Bonds (k):
   19,500       (Catholic Healthcare West Project), VRDN,
                Series K, 3.75% due 7/01/2033                            19,500
    7,781       FLOATS, VRDN, Series 591, 3.93%
                due 3/01/2014 (h)(i)                                      7,781
   22,170       FLOATS, VRDN, Series 592, 3.93%
                due 3/01/2021 (h)(i)                                     22,170



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)         CMA California Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

             California Health Facilities Financing Authority
             Revenue Bonds (k) (concluded):
$  10,000       (Kaiser Permanente), VRDN, Series C, 3.80%
                due 6/01/2041                                        $   10,000
    1,500       ROCS, VRDN, Series II-R-603CE, 3.88%
                due 11/15/2034 (h)                                        1,500

    3,165    California Infrastructure and Economic
             Development Bank, Revenue Refunding Bonds
             (Guided Discoveries Inc. Project), VRDN, 3.87%
             due 6/01/2032 (k)                                            3,165

   20,700    California Pollution Control Financing Authority,
             PCR, Refunding (Pacific Gas and Electric), VRDN,
             AMT, Series B, 3.92% due 11/01/2026 (k)                     20,700

    2,300    California Pollution Control Financing Authority,
             Resource Recovery Revenue Bonds (Wadham
             Energy LP Project), VRDN, AMT, Series C, 3.82%
             due 11/01/2017 (k)                                           2,300

    8,675    California Pollution Control Financing Authority,
             Solid Waste Disposal Revenue Bonds (Sierra
             Pacific Industries, Inc. Project), VRDN, AMT, 3.85%
             due 8/01/2013 (k)                                            8,675

   27,100    California School Cash Reserve Program Authority,
             COP, TRAN, Series A, 4.25% due 7/01/2008                    27,225

   31,890    California State Department of Water Resources,
             CP, 3.50% due 10/09/2007                                    31,890

             California State Department of Water Resources,
             Power Supply Revenue Bonds, VRDN (k):
    7,195       PUTTERS, Series 459, 3.88%
                due 5/01/2011 (h)(i)                                      7,195
   13,100       Series B-1, 3.68% due 5/01/2022                          13,100
   30,900       Series C-1, 3.68% due 5/01/2022                          30,900
   16,290       Series C-2, 3.71% due 5/01/2022 (a)                      16,290
   42,220       Series C-4, 3.73% due 5/01/2022                          42,220
   25,000       Series C-8, 3.72% due 5/01/2022                          25,000

             California State Department of Water Resources,
             Power Supply Revenue Refunding Bonds, VRDN (k):
   49,000       Sub-Series F-3, 3.68% due 5/01/2021                      49,000
    9,000       Sub-Series G-2, 3.73% due 5/01/2011                       9,000
   16,900       Sub-Series G-4, 3.73% due 5/01/2016 (f)                  16,900
   10,000       Sub-Series G-10, 3.70% due 5/01/2018 (c)                 10,000
   10,000       Sub-Series G-11, 3.70% due 5/01/2018 (f)(k)              10,000
   28,210       Sub-Series G-14, 3.73% due 5/01/2018 (c)                 28,210

   72,065    California State Department of Water Resources
             Revenue Bonds (Central Valley Project), FLOATS,
             VRDN, Series 106G, 3.50% due 3/01/2009 (h)(k)               72,065

             California State, GO, VRDN, (k):
   89,315       FLOATS, Series 2003, 3.96%
                due 8/01/2030 (h)                                        89,315
    8,920       MERLOTS, Series B-45, 3.90%
                due 10/01/2029 (h)                                        8,920
    2,850       MSTR, Series SGA-7, 3.89% due 9/01/2018 (f)               2,850
    2,510       MSTR, Series SGA-39, 3.89%
                due 6/01/2014 (i)                                         2,510



     Face
   Amount    Municipal Bonds                                           Value

California (continued)

             California State, GO, VRDN, (k) (concluded):
$   2,405       MSTR, Series SGA-40, 3.89%
                due 6/01/2013 (c)                                    $    2,405
    2,460       MSTR, Series SGA-72, 3.89%
                due 6/01/2017 (c)                                         2,460
    5,000       ROCS, Series II-R-623, 3.88%
                due 4/01/2031 (a)(h)                                      5,000
   20,000       Series B-3, 3.73% due 5/01/2033                          20,000

             California State, GO, Refunding, VRDN (k):
   14,126       FLOATS, Series 1599, 3.89%
                due 3/01/2035 (h)(i)                                     14,126
    8,895       MERLOTS, Series A-17, 3.90%
                due 2/01/2018 (a)(k)                                      8,895
   20,000       MSTR, Series SGA-119, 3.95%
                due 9/01/2028 (c)(k)                                     20,000
   32,470       PUTTERS, AMT, Series 1933, 4%
                due 12/01/2013 (h)(k)                                    32,470
    5,185       PUTTERS, Series 806, 3.88%
                due 3/01/2013 (h)(i)(k)                                   5,185
    3,705       PUTTERS, Series 1255, 3.88%
                due 12/01/2012 (a)(h)                                     3,705
    7,140       PUTTERS, Series 1695, 4% due 2/01/2012 (h)                7,140
    2,455       ROCS, Series II-R-622PB, 3.90%
                due 3/01/2034 (a)(h)                                      2,455
   21,500       ROCS, Series II-R-765CE, 3.88%
                due 10/01/2036 (h)                                       21,500
   15,000       Series B, Sub-Series B-4, 3.73%
                due 5/01/2040                                            15,000

    4,850    California State Public Works Board, Lease
             Revenue Bonds, PUTTERS, VRDN, Series 609,
             3.88% due 11/01/2012 (c)(h)(k)                               4,850

    2,995    California State University, Revenue Refunding
             Bonds, PUTTERS, VRDN, Series 1435, 3.88%
             due 11/01/2013 (h)(i)(k)                                     2,995

   32,551    California Statewide Communities Development
             Authority, COP, Refunding, FLOATS, VRDN,
             Series 909, 3.89% due 8/15/2023 (h)(i)(k)                   32,551

             California Statewide Communities Development
             Authority, CP:
   24,400       3.54% due 11/07/2007                                     24,400
   14,800       3.65% due 12/06/2007                                     14,800
   20,000       3.66% due 11/08/2007                                     20,000

             California Statewide Communities Development
             Authority, M/F Housing Revenue Bonds, VRDN (k):
   21,500       (Canyon Creek Apartments), AMT, Series C,
                3.87% due 6/15/2025 (e)                                  21,500
   17,150       (Crossings Senior Apartments), AMT, Series I,
                3.88% due 7/15/2040                                      17,150
    7,350       (Greentree Senior Apartments Project), AMT,
                Series P, 3.86% due 11/15/2030 (e)                        7,350
   45,000       FLOATS, AMT, Series 29G, 3.92%
                due 5/01/2039 (h)                                        45,000
    6,420       (Hallmark Housing Apartments), AMT,
                Series ZZ, 3.87% due 12/15/2036 (e)                       6,420



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)         CMA California Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

             California Statewide Communities Development
             Authority, M/F Housing Revenue Bonds, VRDN (k)
             (concluded):
$   6,700       (Hermosa Vista Apartments), AMT, Series XX,
                3.87% due 5/15/2036 (e)                              $    6,700
    4,200       (Kimberly Woods), AMT, Series B, 3.87%
                due 6/15/2025 (e)                                         4,200
   13,205       (Knolls at Green Valley), AMT, Series FF,
                3.87% due 7/15/2036 (e)                                  13,205
   13,500       (Las Flores Village Apartments), AMT, Series JJ,
                3.95% due 6/15/2038                                      13,500
   10,100       (Oakmont Chino Hills), AMT, Series P, 3.87%
                due 6/01/2036 (e)                                        10,100
   27,420       PUTTERS, AMT, Series 1358, 3.90%
                due 7/01/2011 (h)                                        27,420
    5,335       (Second Street Senior Apartments), AMT,
                Series TT, 3.87% due 12/15/2036 (e)                       5,335
   23,500       (Vineyard Creek LP), AMT, Series W, 3.87%
                due 12/01/2036 (e)                                       23,500

             California Statewide Communities Development
             Authority Revenue Bonds, VRDN (k):
   11,200       FLOATS, Series 31G, 3.86%
                due 8/15/2047 (h)                                        11,200
    4,275       FLOATS, Series 1763, 3.89%
                due 11/15/2038 (a)(h)                                     4,275
   20,700       Series J, 3.80% due 4/01/2036                            20,700
   28,800       Series L, 3.80% due 4/01/2038                            28,800
   31,550       Series M, 3.80% due 4/01/2038                            31,550

             California Statewide Communities Development
             Authority, Revenue Refunding Bonds, VRDN (k):
    8,000       (Kaiser Permanente), Series D, 3.81%
                due 5/01/2033                                             8,000
    3,500       (Presbyterian Homes), Series B, 3.75%
                due 11/15/2036                                            3,500
    8,000       ROCS, Series II-R-763CE, 3.88%
                due 4/01/2031 (h)                                         8,000

   14,215    Carlsbad, California, M/F Housing Revenue Bonds
             (The Greens Apartments), VRDN, AMT, Series A,
             3.86% due 6/01/2046 (k)                                     14,215

             Chabot-Las Positas, California, Community
             College District, GO, FLOATS, VRDN (a)(h)(k):
    1,600       Series 87-Z, 3.89% due 8/01/2035                          1,600
   12,240       Series 1967, 3.89% due 8/01/2016                         12,240

   17,050    Clipper Tax-Exempt Certificates Trust, California
             State Public Works Board Revenue Bonds, VRDN,
             Series 2007-17, 3.92% due 7/01/2018 (h)(k)(l)               17,050

   25,000    Clipper Tax-Exempt Certificates Trust, University
             of California Revenue Bonds, VRDN, Series
             2007-38, 3.87% due 4/01/2023 (h)(k)                         25,000

    7,115    Contra Costa, California, Water District Water
             Revenue Refunding Bonds, FLOATS, VRDN,
             Series 850, 3.89% due 10/01/2019 (f)(h)(k)                   7,115



     Face
   Amount    Municipal Bonds                                           Value

California (continued)

             Contra Costa County, California, M/F Housing
             Revenue Bonds (k):
$  17,700       (Creekview Apartments), VRDN, AMT,
                Series B, 3.90% due 7/01/2036 (g)                    $   17,700
   20,000       (Pleasant Hill Bart Transit Station Project),
                VRDN, AMT, Series A, 3.95% due 12/05/2007                20,004

   15,000    Eagle Tax-Exempt Trust, California State
             University, Revenue Refunding Bonds, VRDN,
             Series 2005-0082, Class A, 3.87%
             due 11/01/2035 (h)(i)(k)                                    15,000

   13,000    Eagle Tax-Exempt Trust, Los Angeles, California,
             Department of Water and Power Revenue
             Bonds, VRDN, Series 2006-0010 Class A, 3.89%
             due 7/01/2035 (f)(h)(k)                                     13,000

   28,500    Eagle Tax-Exempt Trust, Los Angeles, California,
             Department of Water and Power, Waterworks
             Revenue Bonds, VRDN, Series 2006-0036 Class A,
             3.88% due 7/01/2030 (a)(h)(k)                               28,500

    9,900    Eagle Tax-Exempt Trust, San Diego, California,
             Community College District, GO, VRDN,
             Series 2006-0042 Class A, 3.88%
             due 5/01/2030 (f)(h)(k)                                      9,900

    2,445    Eagle Tax-Exempt Trust, University of California,
             Revenue Refunding Bonds, VRDN, Series 2005-0006,
             Class A, 3.89% due 5/15/2033 (a)(h)(k)                       2,445

    4,720    East Bay, California, Municipal Utility District,
             Wastewater System Revenue Bonds, ROCS, VRDN,
             Series 2007-0072, 3.87% due 6/01/2037 (a)(h)(k)              4,720

   19,825    Eclipse Funding Trust, Solar Eclipse Certificates,
             California, GO, Refunding, VRDN, Series
             2005-0004, 3.88% due 6/01/2024 (h)(i)(k)                    19,825

   12,585    Eclipse Funding Trust, Solar Eclipse Certificates,
             California, Tax Allocation Refunding Bonds, VRDN,
             Series 2006-0044, 3.86% due 2/01/2015 (a)(h)(k)             12,585

    9,465    Eclipse Funding Trust, Solar Eclipse Certificates,
             Elsinore Valley, California, Municipal Water District,
             COP, VRDN, Series 2007-0069, 3.62%
             due 7/01/2034 (h)(i)(k)                                      9,465

    6,980    Eclipse Funding Trust, Solar Eclipse Certificates,
             Sonoma County, California, Junior College District,
             GO, Refunding, VRDN, Series 2006-0014,
             3.83% due 8/01/2029 (f)(h)(k)                                6,980

    1,980    Fontana, California, Public Financing Authority,
             Tax Allocation Revenue Refunding Bonds,
             PUTTERS, VRDN, Series 707, 3.88%
             due 4/01/2013 (a)(h)(k)                                      1,980

    8,910    Fresno, California, Airport Revenue Bonds,
             MERLOTS, VRDN, AMT, Series B2, 3.95%
             due 7/01/2030 (f)(h)(k)                                      8,910

    4,685    Fresno, California, Water System Revenue
             Refunding Bonds, MSTR, VRDN, Series SGA 76,
             3.89% due 6/01/2024 (c)(h)(k)                                4,685



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)         CMA California Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

$   6,703    GS Pool Trust, California, FLOATS, VRDN, AMT,
             Series 34TP, 3.94% due 5/01/2047 (h)(k)                 $    6,703

   21,755    GS Pool Trust, Los Angeles, California, Harbor
             Department Revenue Refunding Bonds, FLOATS,
             VRDN, AMT, Series 69, 3.93% due 8/01/2026 (c)(h)(k)         21,755

   11,431    Glendale, California, Hospital Revenue
             Refunding Bonds, FLOATS, VRDN, Series 590,
             3.93% due 3/01/2014 (h)(i)(k)                               11,431

    6,000    Golden State Tobacco Securitization Corporation
             of California, Tobacco Settlement Revenue
             Bonds, ROCS, VRDN, Series II-R-841CE, 3.88%
             due 6/01/2017 (h)(k)                                         6,000

   11,570    Golden State Tobacco Securitization Corporation
             of California, Tobacco Settlement Revenue
             Refunding Bonds, FLOATS, VRDN, Series 1421,
             3.93% due 6/01/2045 (a)(h)(k)                               11,570

    5,865    Irvine, California, Improvement Bond Act of 1915,
             Special Assessment Refunding Bonds (Assessment
             District Number 89-10), UPDATES, VRDN, 3.86%
             due 9/02/2015 (k)                                            5,865

    9,465    Lehman Municipal Trust Receipts, California State,
             GO, Refunding, FLOATS, VRDN, Series 06-K83,
             3.81% due 10/01/2027 (a)(h)(k)                               9,465

    5,000    Lehman Municipal Trust Receipts, Folsom,
             California, Public Financing Authority, Special Tax
             Revenue Bonds, FLOATS, VRDN, Series K47,
             3.81% due 9/01/2017 (a)(h)(k)                                5,000

   47,250    Lehman Municipal Trust Receipts, University of
             California, Revenue Refunding Bonds, FLOATS,
             VRDN, Series 07-K3, 3.81% due 5/15/2035 (f)(h)(k)           47,250

   19,430    Loma Linda, California, M/F Housing Revenue
             Refunding Bonds (Loma Linda Springs), VRDN,
             AMT, 3.86% due 12/15/2031 (e)(k)                            19,430

    1,780    Long Beach, California, Harbor Revenue Bonds,
             PUTTERS, VRDN, AMT, Series 730, 3.90%
             due 11/15/2012 (h)(i)(k)                                     1,780

   36,560    Long Beach, California, Health Facilities Revenue
             Refunding Bonds (Memorial Health Services),
             VRDN, 3.75% due 10/01/2016 (k)                              36,560

   99,400    Los Angeles, California, Community
             Redevelopment Agency, M/F Housing Revenue
             Bonds (Hollywood and Vine Apartments Project),
             VRDN, AMT, Series A, 3.87% due 4/15/2042 (e)(k)             99,400

    6,765    Los Angeles, California, Department of Water and
             Power, Revenue Refunding Bonds, ROCS, VRDN,
             Series II-R-4510, 3.88% due 7/01/2021 (h)(i)(k)              6,765

   60,900    Los Angeles, California, GO, TRAN, 4.25%
             due 6/30/2008                                               61,163

   18,324    Los Angeles, California, S/F Home Mortgage
             Revenue Bonds, VRDN, AMT, 4.90%
             due 10/01/2040 (k)                                          18,324



     Face
   Amount    Municipal Bonds                                           Value

California (continued)

             Los Angeles, California, Unified School District,
             GO, FLOATS, VRDN (h)(k):
$   2,255       ROCS Series II-R-10187, 3.88%
                due 7/01/2013 (i)                                    $    2,255
    2,290       Series 9TP, 3.86% due 7/01/2031 (a)                       2,290
   16,166       Series 924, 3.89% due 7/01/2023 (f)                      16,166

    5,355    Madera, California, Irrigation Financing Authority,
             Water Revenue Bonds, VRDN, Series A, 3.88%
             due 1/01/2036 (d)(k)                                         5,355

    3,800    Manteca, California, Redevelopment Agency,
             Subordinate Tax Allocation Refunding Bonds
             (Amended Merged Project Area), VRDN, 3.88%
             due 10/01/2042 (d)(k)                                        3,800

    8,500    Menlo Park, California, Community Development
             Agency, Tax Allocation Refunding Bonds (Las
             Pulgas Community Development Project), VRDN,
             3.88% due 1/01/2031 (a)(k)                                   8,500

   20,000    Milpitas, California, M/F Housing Revenue Bonds
             (Crossing at Montague), VRDN, AMT, Series A,
             3.87% due 8/15/2033 (e)(k)                                  20,000

             Municipal Securities Trust Certificates, California,
             GO, Refunding, VRDN (h)(k):
   13,360       Series 2006-3005, Class A, 3.92%
                due 6/04/2014 (a)(l)                                     13,360
   11,955       Series 3002, Class A, 3.92%
                due 3/14/2024 (i)                                        11,955

             Municipal Securities Trust Certificates, California,
             GO, VRDN (h)(k):
   24,550       Series 2000-97, Class A, 3.87%
                due 9/01/2016 (c)                                        24,550
    9,310       Series 2005-241, Class A, 3.92%
                due 6/03/2022 (i)(l)                                      9,310
    8,600       Series 2006-249, Class A, 3.92%
                due 1/25/2016 (c)                                         8,600
    6,040       Series 2006-255, Class A, 3.92%
                due 5/10/2023 (i)(l)                                      6,040

   13,310    Municipal Securities Trust Certificates, California
             HFA, Home Mortgage Revenue Bonds,
             VRDN, AMT, Series 7058, Class A, 3.91%
             due 10/03/2030 (h)(k)                                       13,310

   12,855    Municipal Securities Trust Certificates, California,
             Revenue Bonds, VRDN, Series 2005-239, Class A,
             3.92% due 5/05/2027 (h)(i)(k)                               12,855

   31,370    Municipal Securities Trust Certificates, California,
             Revenue Refunding Bonds, VRDN, Series 2006-258,
             Class A, 3.92% due 1/12/2017 (a)(h)(k)(l)                   31,370

   11,720    Municipal Securities Trust Certificates, California,
             Tax Allocation Refunding Bonds, VRDN,
             Series 2005-243, Class A, 3.88%
             due 10/02/2013 (f)(h)(k)                                    11,720

    7,700    Municipal Securities Trust Certificates, El Camino
             Hospital District, California, GO, VRDN, Series 3040,
             Class A, 3.92% due 6/16/2023 (h)(i)(k)                       7,700



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)         CMA California Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

$   5,000    Municipal Securities Trust Certificates, Golden
             State Tobacco Securitization Corporation of
             California, Revenue Refunding Bonds,
             VRDN, Series 7021, Class A, 3.92%
             due 6/01/2038 (c)(h)(k)(l)                              $    5,000

   10,035    Municipal Securities Trust Certificates, Kern,
             California, Community College, GO, VRDN,
             Series 3026, Class A, 3.92% due 8/13/2019 (f)(h)(k)         10,035

    7,315    Municipal Securities Trust Certificates,
             Newport-Mesa Unified School District, California,
             GO, VRDN, Series 3049, Class A, 3.92%
             due 11/13/2025 (h)(i)(k)                                     7,315

    3,535    Municipal Securities Trust Certificates, Norwalk-La
             Mirada Unified School District, California, GO,
             VRDN, Series 3053, Class A, 3.92%
             due 9/20/2018 (c)(h)(k)(l)                                   3,535

             Napa Valley, California, Unified School District, GO,:
   13,320       FLOATS, VRDN, Series 1808, 3.89%
                due 8/01/2046 (c)(h)(k)                                  13,320
    8,590       TRAN, 4.25% due 10/01/2008                                8,661

   25,055    Northern California Gas Authority Number 1,
             Gas Project Revenue Bonds, FLOATS, VRDN,
             Series 1811, 3.91% due 7/01/2027 (h)(k)                     25,055

    2,425    Oakland, California, Sewer Revenue Bonds,
             PUTTERS, VRDN, Series 631, 3.88%
             due 6/15/2022 (f)(h)(k)                                      2,425

   14,200    Orange County, California, Fire Authority, TRAN,
             4% due 6/30/2008                                            14,242

    8,225    Oxnard, California, Financing Authority,
             Wastewater Revenue Bonds (Headworks and
             Septic System Conversion Projects), VRDN,
             Series B, 3.73% due 6/01/2034 (a)(k)                         8,225

    3,700    Paramount, California, Unified School District,
             GO, PUTTERS, VRDN, Series 2060, 3.70%
             due 8/01/2015 (f)(h)(k)                                      3,700

    4,500    Piper Jaffray Funding LLC Trust, San Jose,
             California, Airport Revenue Bonds, VRDN, AMT,
             Series C, 3.93% due 3/01/2017 (a)(k)                         4,500

    6,300    Pittsburg, California, Redevelopment Agency, Tax
             Allocation Refunding Bonds, ROCS, VRDN,
             Series II-R-2070, 3.88% due 8/01/2020 (h)(i)(k)              6,300

   13,570    Port of Oakland, California, Port Revenue
             Bonds, MSTR, VRDN, Series SG 112, 3.93%
             due 11/01/2025 (h)(k)(l)                                    13,570

    6,875    Port of Oakland, California, Revenue Bonds,
             PUTTERS, VRDN, AMT, Series 889, 3.69%
             due 5/01/2010 (c)(h)(k)                                      6,875

   15,840    Port of Oakland, California, Revenue Refunding
             Bonds, MERLOTS, VRDN, AMT, Series B-36, 3.95%
             due 11/01/2021 (c)(h)(k)                                    15,840

   10,500    Riverside County, California, COP, ACES (SM),
             VRDN, Series A, 3.78% due 12/01/2015 (k)                    10,500



     Face
   Amount    Municipal Bonds                                           Value

California (continued)

$   3,300    Riverside County, California, IDA, IDR
             (Universal Forest Products), VRDN, AMT, 3.86%
             due 8/01/2029 (k)                                       $    3,300

             Sacramento, California, Housing Authority,
             M/F Housing Revenue Bonds, AMT, VRDN (k):
   11,400       (Greenfair Apartments), Series G, 3.82%
                due 12/01/2030                                           11,400
   15,490       (Lofts at Natomas Apartments), Series F,
                3.90% due 4/15/2036 (e)                                  15,490

    2,070    Sacramento, California, Municipal Utility District,
             Electric Revenue Bonds, PUTTERS, VRDN,
             Series 591, 3.88% due 8/15/2011 (h)(i)(k)                    2,070

   12,910    Sacramento, California, Municipal Utility District,
             Electric Revenue Refunding Bonds, FLOATS,
             VRDN, Series 748, 3.89% due 8/15/2028 (f)(h)(k)             12,910

    6,195    Sacramento County, California, COP, ROCS, VRDN,
             Series II-R-5007, 3.872% due 12/01/2023 (a)(h)(k)            6,195

   28,400    Sacramento County, California, GO, TRAN, 4%
             due 7/09/2008                                               28,471

    3,230    Sacramento County, California, Sanitation District
             Financing Authority Revenue Bonds, ROCS, VRDN,
             Series II-R-504, 3.88% due 12/01/2035 (a)(h)(k)              3,230

   15,500    San Diego, California, Housing Authority, M/F
             Housing Revenue Bonds (Studio 15 Housing
             Partners), VRDN, AMT, Series B, 3.90%
             due 10/01/2039 (k)                                          15,500

    7,000    San Diego, California, Sewer Revenue Bonds, FLOATS,
             VRDN, Series SG 14, 3.88% due 5/15/2020 (h)(k)(l)            7,000

    5,315    San Diego, California, Unified School District, GO,
             ROCS, VRDN, Series II-R-10161, 3.88%
             due 7/01/2014 (h)(j)(k)                                      5,315

    5,720    San Diego County, California, COP (San Diego
             Jewish Academy), VRDN, 3.82% due 12/01/2028 (k)              5,720

             San Francisco, California, City and County Airport
             Commission, International Airport Revenue
             Refunding Bonds, VRDN, AMT(d)(k):
   11,000       Second Series, Issue 33C, 3.81%
                due 5/01/2025                                            11,000
   23,175       Second Series, Issue 33D, 3.70%
                due 5/01/2025                                            23,175

    6,750    San Francisco, California, City and County
             Redevelopment Agency, M/F Housing Revenue
             Refunding Bonds (Fillmore Center), VRDN, AMT,
             Series B-2, 3.84% due 12/01/2017 (g)(k)                      6,750

    1,815    San Francisco, California, City and County Unified
             School District, GO, ROCS, VRDN, Series II-R-6060,
             3.88% due 6/15/2021 (f)(h)(k)                                1,815

   17,780    San Francisco, California, Community College
             District, GO, FLOATS, VRDN, Series1386, 3.89%
             due 6/15/2031 (f)(h)(k)                                     17,780



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)         CMA California Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

$   5,490    San Joaquin County, California, COP, ROCS, VRDN,
             Series II-R-2030, 3.88% due 4/01/2020 (h)(i)(k)         $    5,490

    3,990    San Joaquin Hills, California, Transportation
             Corridor Agency, Toll Road Revenue Refunding
             Bonds, FLOATS, VRDN, Series 1524, 3.91%
             due 1/15/2034 (h)(i)(k)                                      3,990

    2,610    San Jose, California, Airport Revenue Refunding
             Bonds, ROCS, VRDN, Series II-R-2004, 3.88%
             due 3/01/2016 (f)(h)(k)                                      2,610

             San Jose, California, M/F Housing Revenue Bonds,
             VRDN (k):
   12,000       (Carlton Homes), AMT, Series A, 3.86%
                due 10/15/2032 (e)                                       12,000
   30,400       (Evans Lane Apartments LP), AMT, Series H,
                3.78% due 4/15/2036                                      30,400
   49,500       (Siena Renaissance Square Apartments),
                3.87% due 12/01/2029 (g)                                 49,500

    2,000    San Jose, California, M/F Housing Revenue
             Refunding Bonds (Almaden Lake Village
             Apartments), VRDN, AMT, Series A, 3.94%
             due 3/01/2032 (e)(k)                                         2,000

   16,790    San Jose, California, Redevelopment Agency, Tax
             Allocation Refunding Bonds, PUTTERS, VRDN,
             Series 1601, 3.88% due 2/01/2015 (h)(i)(k)                  16,790

             San Mateo County, California, Community
             College District, GO, FLOATS, VRDN (h)(k):
    7,323       Series 1594, 3.89% due 9/01/2038                          7,323
   11,151       Series 1595, 3.89% due 9/01/2038                         11,151

    1,650    San Mateo County, California, Community College
             District, GO, ROCS, VRDN, Series II-R-647WFZ,
             3.70% due 9/01/2021 (h)(i)(k)                                1,650

    9,935    Santa Clara, California, Electric Revenue
             Refunding Bonds, MSTR, VRDN, Series SGA-75,
             3.89% due 7/01/2027 (a)(k)                                   9,935

    7,200    Santa Cruz County, California, Board of Education,
             GO, TRAN, 4.25% due 6/30/2008                                7,229

    9,000    Santa Rosa, California, M/F Housing Revenue
             Bonds (Crossings at Santa Rosa), VRDN, AMT,
             Series A, 3.88% due 4/01/2046 (k)                            9,000

             Simi Valley, California, M/F Housing Revenue
             Bonds, VRDN (k):
   12,500       (Parker Ranch Project), AMT, Series A, 3.87%
                due 7/15/2036 (e)                                        12,500
   19,100       (Shadowridge Apartments), 3.87%
                due 9/01/2019 (g)                                        19,100

   14,000    UBS Municipal CRVS Trust, California State,
             GO, FLOATS, VRDN, Series 07-1031, 3.90%
             due 6/01/2014 (h)(k)                                        14,000

    3,000    UBS Municipal CRVS Trust, Riverside, California,
             Public Financing Authority, Tax Allocation
             Refunding Bonds, FLOATS, VRDN, Series 07-1029,
             3.87% due 8/01/2017 (h)(i)(k)                                3,000



     Face
   Amount    Municipal Bonds                                           Value

California (concluded)

             University of California Revenue Bonds,
             VRDN (h)(k):
$  10,385       FLOATS, Series 1465, 3.89%
                due 5/15/2030 (f)                                    $   10,385
   22,755       PUTTERS, Series 1231, 3.88%
                due 5/15/2012 (i)                                        22,755
    2,605       ROCS, Series II-R-3007, 3.88%
                due 9/01/2020 (f)                                         2,605

   22,000    Victorville, California, Joint Powers Financing
             Authority, Lease Revenue Refunding Bonds
             (Cogeneration Facility Project), VRDN, Series A,
             3.78% due 5/01/2040 (k)                                     22,000


Puerto Rico--3.3%

    7,770    BB&T Municipal Trust, Puerto Rico Commonwealth
             Highway and Transportation Authority,
             Transportation Revenue Bonds, FLOATS, VRDN,
             Series 2035, 3.88% due 7/01/2035 (b)(h)(k)                   7,770

   13,470    Bank of America MACON Trust, Puerto Rico
             Commonwealth Highway and Transportation
             Authority, Transportation Revenue Refunding
             Bonds, VRDN, Series 2007-325, 3.89%
             due 7/01/2036 (b)(h)(k)                                     13,470

    5,200    Municipal Securities Trust Certificates, Puerto Rico,
             Revenue Bonds, VRDN, Series 2000-107, Class A,
             3.87% due 5/19/2009 (f)(h)(k)                                5,200

   15,000    Puerto Rico Commonwealth, Aqueduct and
             Sewer Authority Revenue Bonds, ROCS, VRDN,
             Series II-R-10001CE, 3.92% due 12/27/2008 (h)(k)            15,000

    7,295    Puerto Rico Commonwealth, GO, PUTTERS, VRDN,
             Series 204, 3.88% due 7/01/2011 (f)(h)(k)                    7,295

   10,500    Puerto Rico Commonwealth Highway and
             Transportation Authority, Transportation Revenue
             Bonds, ROCS, VRDN, Series II-R-789CE, 3.89%
             due 8/30/2009 (h)(k)                                        10,500

    4,005    Puerto Rico Commonwealth Infrastructure
             Financing Authority, Special Obligation Revenue
             Refunding Bonds, FLOATS, VRDN, Series 21Z,
             3.86% due 7/01/2045 (a)(c)(h)(k)                             4,005

             Puerto Rico Electric Power Authority, Power
             Revenue Refunding Bonds, VRDN (h)(k):
    2,700       ROCS, Series II-R-110046CE, 3.89%
                due 7/01/2031                                             2,700
   18,100       ROCS, Series II-R-11042CE, 3.89%
                due 7/01/2031                                            18,100
    9,500       Series UU, 3.80% due 7/01/2029 (f)                        9,500

   12,200    UBS Municipal CRVS Trust, Puerto Rico
             Commonwealth Highway and Transportation
             Authority, Transportation Revenue Refunding
             Bonds, FLOATS, VRDN, Series 2007-9, 3.87%
             due 9/01/2030 (b)(h)(k)                                     12,200

Total Investments
(Cost--$3,204,959*)--99.7%                                            3,204,959
Other Assets Less Liabilities--0.3%                                       8,075
                                                                     ----------
Net Assets--100.0%                                                   $3,213,034
                                                                     ==========



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)         CMA California Municipal Money Fund
                                                                 (In Thousands)



*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) FGIC Insured.

(d) XL Capital Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) FHLMC Collateralized.

(h) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(i) MBIA Insured.

(j) CIFG Insured.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                    CMA Connecticut Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Connecticut--92.3%

$   8,770    ABN AMRO MuniTops Certificates Trust, Connecticut
             State Health and Educational Facilities Authority,
             Revenue Refunding Bonds (Trinity College), VRDN,
             Series 2007-25, 3.92% due 7/01/2015 (d)(e)(g)(h)        $    8,770

   15,000    Bethel, Connecticut, GO, BAN, 4% due 11/27/2007             15,007

             Bridgeport, Connecticut, GO, Refunding (d)(g):
    6,355       FLOATS, VRDN, Series 936, 3.86%
                due 9/15/2023 (c)                                         6,355
    2,865       ROCS, Series II-R-182, 3.90% due 8/15/2016 (b)            2,865

    5,500    Connecticut State Development Authority, IDR,
             Revenue Refunding Bonds (The Energy Network),
             VRDN, AMT, 3.88% due 9/01/2025 (d)                           5,500

             Connecticut State Development Authority, IDR,
             VRDN (d):
    2,480       (Cheshire CPL LLC), AMT, 3.88%
                due 12/01/2022                                            2,480
    1,300       (Reflexite Corporation Project), Series A, 3.88%
                due 8/01/2013                                             1,300
    1,415       (Reflexite Corporation Project), Series B, 3.88%
                due 8/01/2013                                             1,415

   10,300    Connecticut State Development Authority Revenue
             Bonds (Solid Waste Project--Rand-Whitney
             Container Board), VRDN, AMT, 3.92%
             due 8/01/2023 (d)                                           10,300

             Connecticut State Development Authority, Water
             Facilities Revenue Refunding Bonds, VRDN (d):
    1,250       (Connecticut Water Company Project), AMT,
                Series A, 3.89% due 7/01/2028                             1,250
    1,150       (Connecticut Water Company Project), Series A,
                3.86% due 9/01/2028                                       1,150

             Connecticut State, GO (d)(g)
   15,000       FLOATS, VRDN, Series 1518, 3.89%
                due 11/01/2026                                           15,000
   11,945       PUTTERS, VRDN, Series 2111, 3.88%
                due 12/15/2016                                           11,945

             Connecticut State, GO, PUTTERS, VRDN (d)(g):
   10,880       Series 291, 3.88% due 11/15/2013(c)                      10,880
    6,610       Series 320, 3.88% due 11/15/2020                          6,610

             Connecticut State, GO, Refunding (d):
    4,270       FLOATS, VRDN, Series 75, 3.90%
                due 6/01/2020 (a)(g)                                      4,270
    6,315       VRDN, Series D, 5.50% due 12/01/2007                      6,335

             Connecticut State, GO, ROCS, VRDN (d)(g):
   15,260       Series II-R-6076, 3.90% due 11/15/2022 (b)               15,260
    4,000       Series II-R-10174, 3.87% due 11/15/2011                   4,000

             Connecticut State Health and Educational Facilities
             Authority, CP:
   18,500       3.67% due 10/12/2007                                     18,500
   11,935       3.55% due 11/14/2007                                     11,935
   10,380       3.76% due 11/16/2007                                     10,380
   10,000       3.73% due 12/13/2007                                     10,000



     Face
   Amount    Municipal Bonds                                           Value


Connecticut (continued)

             Connecticut State Health and Educational Facilities
             Authority Revenue Bonds, VRDN (d):
$   3,990       (Central Connecticut Coast YMCA), Series A,
                3.88% due 7/01/2033                                  $    3,990
    1,135       (Charlotte Hungerford), Series C, 3.85%
                due 7/01/2013                                             1,135
    9,700       FLOATS, Series 891, 3.89% due 7/01/2023 (b)(g)            9,700
    4,900       (Greater Hartford YMCA), Series A, 3.86%
                due 7/01/2032 (a)                                         4,900
    4,030       (Greenwich Adult Day Care), Series A, 3.85%
                due 7/01/2036                                             4,030
    5,165       (Greenwich Boys and Girls Club), Series A,
                3.86% due 7/01/2033                                       5,165
    7,165       (Greenwich Family YMCA), Series A, 3.85%
                due 7/01/2035                                             7,165
    5,000       (Hartford Hospital), VRDN, Series B, 3.85%
                due 7/01/2030                                             5,000
   10,900       (Health Care Capital Asset), Series A-1, 3.85%
                due 7/01/2031                                            10,900
   10,365       (King & Low-Heywood Thomas School), Series A,
                3.86% due 7/01/2033                                      10,365
    5,035       (Klingberg Family Center), Series A, 3.85%
                due 7/01/2032                                             5,035
    1,410       (Middlesex Hospital), Series J, 3.86%
                due 7/01/2026                                             1,410
    6,340       (Rectory School), Series A, 3.86% due 7/01/2030           6,340
    7,090       (University of New Haven), AMT, Series E,
                3.83% due 7/01/2035                                       7,090
    2,450       (The Whitby School), Series A, 3.85%
                due 7/01/2021 (d)                                         2,450
    1,955       (Yale University), Series T-1, 4% due 7/01/2029           1,955
    7,800       (Yale University), Series V-1, 3.86%
                due 7/01/2036                                             7,800
   14,700       (Yale University), Series X-3, 3.86%
                due 7/01/2037                                            14,700

             Connecticut State Health and Educational Facilities
             Authority, Revenue Refunding Bonds, VRDN (d):
    5,765       (Eagle Hill School), Series A, 3.85%
                due 7/01/2035                                             5,765
   12,025       (Gaylord Hospital Inc.), Series B, 3.86%
                due 7/01/2037                                            12,025
    2,200       (Kent School Corporation), Series C, 3.86%
                due 7/01/2030 (e)                                         2,200
    4,855       (Kingswood-Oxford School), Series B, 3.85%
                due 7/01/2030                                             4,855

             Connecticut State, HFA, Revenue Bonds (Housing
             Mortgage Finance Program) (d):
    8,019       Series D, 3.93% due 11/15/2024                            8,019
   14,405       VRDN, AMT, Series A-2, 3.90%
                due 5/15/2036 (a)                                        14,405
   20,000       VRDN, AMT, Sub-Series A-3, 3.90%
                due 5/15/2032 (a)                                        20,000
    4,500       VRDN, AMT, Sub-Series A-4, 3.90%
                due 5/15/2035 (a)                                         4,500
    7,100       VRDN, AMT, Sub-Series B-3, 3.90%
                due 5/15/2033 (a)                                         7,100
   11,500       VRDN, AMT, Sub-Series B-4, 3.84%
                due 5/15/2032 (a)                                        11,500
    5,700       VRDN, AMT, Sub-Series E-5, 3.89%
                due 11/15/2035 (a)                                        5,700



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)        CMA Connecticut Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Connecticut (continued)

$   3,100    Connecticut State Revenue Bonds, PUTTERS,
             VRDN, Series 1410, 3.88% due 7/01/2014 (d)              $    3,100

    5,450    Connecticut State Special Assessment Revenue
             Bonds, VRDN, 3.89% due 11/15/2020 (d)                        5,450

    8,700    Connecticut State, Special Tax Obligation Revenue
             Bonds (Transportation Infrastructure), VRDN, Second
             Lien, Series 1, 3.88% due 12/01/2010 (c)(d)                  8,700

    4,345    Connecticut State, Special Tax Obligation, Revenue
             Refunding Bonds (Transportation Infrastructure),
             VRDN, Second Lien, Series 1, 3.85%
             due 2/01/2022 (a)(d)                                         4,345

    9,000    Darien, Connecticut, GO, BAN, 4.25% due 1/22/2008            9,017

    7,005    Eagle Tax-Exempt Trust, South Central Connecticut
             Regional Water Authority, Water System Revenue
             Refunding Bonds, VRDN, Series 2006-0075, Class A,
             3.91% due 8/01/2033 (d)(e)(g)                                7,005

   10,185    Guilford, Connecticut, GO, BAN, 3.875%
             due 9/23/2008                                               10,221

   10,000    Hartford County, Connecticut, Metropolitan District,
             GO, BAN, 4% due 11/15/2007                                  10,005

   21,645    Hartford, Connecticut, Redevelopment Agency,
             M/F Mortgage Revenue Refunding Bonds
             (Underwood Tower Project), VRDN, 3.85%
             due 6/01/2020 (c)(d)                                        21,645

   13,370    Lehman Municipal Trust Receipts, Connecticut State
             Housing, FLOATS, VRDN, Series 2006-P37U, 4.01%
             due 11/15/2036 (d)(g)                                       13,370

    6,270    Manchester, Connecticut, Temporary Notes, 4%
             due 7/02/2008                                                6,283



     Face
   Amount    Municipal Bonds                                           Value

Connecticut (concluded)

$  13,985    Municipal Securities Trust Certificates Revenue
             Bonds, AMT, Series 2001-128, Class A, 3.95%
             due 3/30/2015 (b)(d)(g)                                 $   13,985

    7,400    New Britain, Connecticut, GO, VRDN, 3.83%
             due 4/01/2013 (a)(d)                                         7,400

    2,195    New Canaan, Connecticut, Housing Authority
             Revenue Bonds (Village at Waveny Care Center),
             VRDN, 3.84% due 1/01/2022 (d)                                2,195

   15,000    Oxford, Connecticut, GO, BAN, Lot A, 4%
             due 11/01/2007                                              15,004

    6,000    Trumball, Connecticut, GO, BAN, 4% due 9/10/2008             6,019


Puerto Rico--6.9%

    3,500    Puerto Rico Commonwealth, Aqueduct and Sewer
             Authority Revenue Bonds, ROCS, VRDN,
             Series II-R-10001CE, 3.92% due 12/27/2008 (d)(g)             3,500

             Puerto Rico Commonwealth Highway and
             Transportation Authority, Highway Revenue Bonds,
             VRDN (d)(g):
    7,190       FLOATS, Series 771, 3.88% due 7/01/2036 (e)               7,190

    4,500       Transportation Revenue Bonds, ROCS,
                Series II-R-789CE, 3.89% due 8/30/2009                    4,500
   11,000    Puerto Rico Commonwealth Infrastructure Financing
             Authority, Special Obligation Refunding Bonds, TOCS,
             Series 2, 3.85% due 10/01/2023 (d)(g)                       11,000

             Puerto Rico Public Buildings Authority Revenue
             Refunding Bonds, FLOATS, VRDN (d)(f)(g):
    5,826       Series 747D, 3.88% due 7/01/2017                          5,826
    7,329       Series 787, 3.88% due 7/01/2036                           7,329

Total Investments (Cost--$569,795*)--99.2%                              569,795
Other Assets Less Liabilities--0.8%                                       4,476
                                                                     ----------
Net Assets--100.0%                                                   $  574,271
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured.

(g) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                        CMA Florida Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Alaska--0.9%

$   2,700    Valdez, Alaska, Marine Terminal Revenue Refunding
             Bonds (BP Pipelines (Alaska), Inc. Project), VRDN,
             3.92% due 7/01/2037 (h)                                 $    2,700


Florida--89.4%

    2,750    Broward County, Florida, HFA, M/F Housing Revenue
             Bonds (Sailboat Bend Artist Lofts Project), VRDN,
             AMT, 3.94% due 4/15/2038 (h)                                 2,750

    5,000    Broward County, Florida, HFA, S/F Mortgage
             Revenue Bonds, VRDN, AMT, Series D, 5%
             due 4/01/2008 (h)                                            5,027

    7,960    Broward County, Florida, School Board, COP, FLOATS,
             VRDN, Series 1877, 3.91% due 7/01/2032 (c)(h)                7,960

   19,205    Cape Coral, Florida, Water and Sewer Revenue
             Bonds, ROCS, VRDN, Series II-R-11097PB, 3.93%
             due 10/01/2036 (a)(h)(j)                                    19,205

    2,000    Collier County, Florida, IDA, IDR, Refunding (Allete Inc.,
             Project), VRDN, AMT, 3.91% due 10/01/2025 (h)                2,000

    6,140    Collier County, Florida, School Board, COP, PUTTERS,
             VRDN, Series 1406, 3.92% due 2/15/2014 (f)(h)(j)             6,140

             Eagle Tax-Exempt Trust, Miami-Dade County, Florida,
             Aviation Revenue Refunding Bonds, VRDN, AMT,
             Class A (h)(j):
    2,475       Series 2006-0040, 4.01% due 10/01/2037 (d)                2,475
    4,950       Series 2006-0060, 4.01% due 10/01/2038 (i)                4,950

    9,345    Eclipse Funding Trust, Solar Eclipse Certificates,
             Florida, VRDN, Series 2006-0035, 3.91%
             due 6/01/2034 (h)(j)                                         9,345

    7,045    Flagler County, Florida, School Board, COP, MERLOTS,
             VRDN, Series D-01, 3.92% due 8/01/2023 (f)(h)(j)             7,045

    2,800    Florida Development Finance Corporation, IDR
             (Enterprise Bond Program), VRDN, AMT, Series E,
             4.01% due 9/01/2026 (h)                                      2,800

    1,735    Florida Housing Finance Corporation, M/F Housing
             Revenue Bonds (Stuart Pointe Apartments), VRDN,
             AMT, Series B-3, 3.94% due 4/01/2034 (h)                     1,735

    6,500    Florida Housing Finance Corporation, M/F Housing
             Revenue Refunding Bonds (Tuscany Lakes Apartments),
             VRDN, AMT, Series 1, 3.92% due 11/15/2035 (e)(h)             6,500

             Florida Housing Finance Corporation, M/F Mortgage
             Revenue Bonds, VRDN, AMT (h):
    5,000       FLOATS, Series 49G, 3.94% due 6/01/2046 (j)               5,000
    7,000       (Savannah Springs Apartments Limited),
                Series N, 3.90% due 12/15/2044                            7,000

    4,300    Florida Housing Finance Corporation Revenue
             Bonds, ROCS, VRDN, AMT, Series II-R-11209, 4%
             due 1/01/2017 (e)(h)(k)(l)                                   4,300



     Face
   Amount    Municipal Bonds                                           Value

Florida (continued)

$   2,500    Florida Hurricane Catastrophe Fund Financing
             Corporation Revenue Bonds, VRDN, Series A, 5%
             due 7/01/2008 (h)                                       $    2,523

             Florida Local Government Finance Commission, CP:
   10,663       3.73% due 10/05/2007                                     10,663
    3,365       3.65% due 10/15/2007                                      3,365
    7,424       3.75% due 11/08/2007                                      7,424

    5,377    Florida State Department of Environmental
             Protection, Preservation Revenue Bonds, FLOATS,
             VRDN, Series 722, 3.91% due 7/01/2022 (c)(h)(j)              5,377

    3,995    Florida State Turnpike Authority, Turnpike Revenue
             Refunding Bonds, PUTTERS, VRDN, Series 1772,
             3.92% due 7/01/2013 (a)(h)(j)                                3,995

    3,000    Fort Meyers, Florida, Improvement Revenue
             Refunding Bonds, PUTTERS, VRDN, Series 1709,
             3.92% due 12/01/2014 (g)(h)(j)                               3,000

   10,000    Highlands County, Florida, Health Facilities Authority,
             Hospital Revenue Bonds (Adventist Health System),
             VRDN, Series A-2, 3.92% due 11/15/2037 (h)                  10,000

             Hillsborough County, Florida, Aviation Authority,
             Revenue Refunding Bonds, VRDN, AMT (h):
    4,842       FLOATS, Series 1060, 3.94% due 10/01/2018 (a)(j)          4,842
    7,000       (Tampa International Airport), Series 2006-C,
                3.95% due 10/01/2026 (g)                                  7,000

             Hillsborough County, Florida, HFA, M/F Housing
             Revenue Bonds, VRDN, AMT (h):
    4,000       (Claymore Crossings Apartments), 3.93%
                due 12/15/2038                                            4,000
    4,000       (Lake Kathy Apartments), 3.91%
                due 12/15/2039                                            4,000

    3,000    Jacksonville, Florida, HFA, M/F Housing Revenue
             Bonds (Christine Cove Apartments), VRDN, AMT,
             3.93% due 9/15/2038 (h)                                      3,000

    7,000    Jacksonville, Florida, Port Authority Revenue Bonds
             (Mitsui O.S.K. Lines, Ltd. Project), VRDN, AMT,
             3.95% due 11/01/2032 (h)                                     7,000

    2,400    Lee County, Florida, Hospital Board of Directors,
             Hospital Revenue Bonds (Memorial Health System),
             VRDN, Series B, 3.96% due 4/01/2027 (h)                      2,400

    8,595    Martin County, Florida, Health Facilities Authority,
             Hospital Revenue Refunding Bonds (Martin
             Memorial Medical Center), VRDN, Series B, 3.80%
             due 11/15/2024 (h)                                           8,595

    2,050    Miami-Dade County, Florida, Aviation Revenue
             Refunding Bonds, FLOATS, VRDN, Series 1415,
             3.94% due 10/01/2038 (h)(i)(j)                               2,050

    2,300    Miami-Dade County, Florida, IDA, Solid Waste
             Disposal Revenue Refunding Bonds (Florida Power
             and Light Company Project), VRDN, AMT, 4.03%
             due 2/01/2023 (h)                                            2,300

    1,495    Miami-Dade County, Florida, Special Obligation
             Revenue Bonds, TOCS, VRDN, Series Z-12, 3.90%
             due 5/15/2015 (g)(h)(j)                                      1,495



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)            CMA Florida Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Florida (concluded)

$  10,000    Municipal Securities Trust Certificates, Florida
             Housing Finance Corporation Revenue Bonds,
             VRDN, AMT, Series 7028, Class A, 3.96%
             due 7/01/2037 (b)(h)(j)                                 $   10,000

    5,000    Orange County, Florida, HFA, M/F Housing Revenue
             Bonds (Marbella Pointe Project), VRDN, AMT,
             Series A, 3.93% due 4/15/2040 (h)                            5,000

    7,465    Orange County, Florida, Tourist Development,
             Tax Revenue Refunding Bonds, FLOATS, VRDN,
             Series 1806, 3.91% due 10/01/2030 (c)(h)(j)                  7,465

   17,895    Palm Beach County, Florida, Special Purpose
             Facilities Revenue Bonds (Flight Safety Project),
             VRDN, AMT, 3.94% due 6/01/2020 (h)                          17,895

    3,930    Peace River/Manasota Regional Water Supply
             Authority, Florida Revenue Bonds, ROCS, VRDN,
             Series II-R-607PB, 3.93% due 10/01/2030 (f)(h)(j)            3,930

             Sunshine State Governmental Finance
             Commission, CP:
    3,500       3.64% due 10/10/2007                                      3,500
   15,000       3.75% due 10/15/2007                                     15,000

    3,900    Tampa, Florida, Revenue Bonds (Volunteers of
             America Project), VRDN, 3.90% due 2/01/2025 (h)              3,900

    4,395    West Palm Beach, Florida, Utility System Revenue
             Bonds, ROCS, VRDN, Series II-R-621PB, 3.93%
             due 10/01/2034 (c)(h)(j)                                     4,395



     Face
   Amount    Municipal Bonds                                           Value

Illinois--2.4%

             Will County, Illinois, Exempt Facilities Revenue
             Bonds (BP Amoco Chemical Company Project),
             VRDN, AMT (h):
$   3,900       4% due 4/01/2030                                     $    3,900
    2,850       4% due 7/01/2032                                          2,850


Texas--1.3%

    1,000    Bell County, Texas, Health Facilities Development
             Corporation, Hospital Revenue Bonds (Scott & White
             Memorial Hospital), VRDN, Series 2001-2, 3.95%
             due 8/15/2031 (g)(h)                                         1,000

    2,800    Gulf Coast IDA, Texas, Exempt Facilities Revenue
             Bonds (BP Global Power Corporation), VRDN, AMT,
             4% due 4/01/2038 (h)                                         2,800


Washington--4.0%

   11,600    Port Bellingham, Washington, Industrial
             Development Corporation, Environmental Facilities
             Revenue Bonds (BP West Coast Products LLC
             Project), VRDN, AMT, 4% due 7/01/2040 (h)                   11,600

Total Investments (Cost--$283,196*)--98.0%                              283,196
Other Assets Less Liabilities--2.0%                                       5,696
                                                                     ----------
Net Assets--100.0%                                                   $  288,892
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) FGIC Insured.

(d) XL Capital Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) CIFG Insured.

(j) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(k) FHLMC Collateralized.

(l) GNMA Collateralized.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                  CMA Massachusetts Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Massachusetts--99.4%

$   5,270    Bank of America MACON Trust, Massachusetts
             State Health and Educational Facilities Authority
             Revenue Bonds, VRDN, Series 2007-310, 3.93%
             due 6/15/2012 (a)(i)                                    $    5,270

    5,000    Boston, Massachusetts, Water and Sewer
             Commission Revenue Bonds, FLOATS, VRDN,
             Series SG-75, 3.93% due 11/01/2019 (a)(i)                    5,000

    2,346    Canton, Massachusetts, GO, BAN, Series B, 4%
             due 5/30/2008                                                2,351

    5,000    Clipper Tax-Exempt Certificates Trust, Massachusetts
             Bay Transportation Authority Revenue Bonds, VRDN,
             Series 2007-18, 3.94% due 5/01/2020 (a)(f)(i)                5,000

    5,700    Clipper Tax-Exempt Trust, Massachusetts, COP, VRDN,
             AMT, Series 1998-8, 3.80% due 6/01/2010 (a)                  5,700

    5,016    Cohasset, Massachusetts, GO, BAN, 4% due 8/08/2008           5,031

    6,200    Eagle Tax-Exempt Trust, Massachusetts Bay
             Transportation Authority, Sales Tax Revenue
             Refunding Bonds, VRDN, Series 2005-0087,
             Class A, 3.91% due 7/01/2029 (a)(b)(i)                       6,200

             Eagle Tax-Exempt Trust, Massachusetts State
             School Building Authority, Dedicated Sales Tax
             Revenue Bonds, VRDN (a)(e)(i):
    3,000       Series 2006-0035 Class A, 3.92%
                due 8/15/2030                                             3,000
    6,000       Series 2006-0092 Class A, 3.92%
                due 8/15/2030                                             6,000

   14,500    Eclipse Funding Trust, Solar Eclipse Certificates,
             Massachusetts State, GO, VRDN, Series 2007-0077,
             3.89% due 8/01/2017 (a)(c)(i)                               14,500

    4,210    Hanover, Massachusetts, GO, BAN, 4% due 6/26/2008            4,218

    4,170    Haverhill, Massachusetts, GO, BAN, 4.50%
             due 11/09/2007                                               4,174

    3,500    Hull, Massachusetts, GO, BAN, 4.25% due 7/11/2008            3,512

    8,682    Lawrence, Massachusetts, GO, Refunding, BAN,
             4.25% due 12/21/2007                                         8,695

    6,400    Lehman Municipal Trust Receipts, Massachusetts,
             Revenue Bonds, FLOATS, VRDN, Series 07-P6,
             4.05% due 10/01/2010 (a)(b)(d)(i)(k)                         6,400

    3,000    Lehman Municipal Trust Receipts, Massachusetts
             State, GO, Refunding, FLOATS, VRDN, Series P62W,
             3.94% due 11/01/2025 (a)(i)                                  3,000

    2,500    Littleton, Massachusetts, GO, Refunding, BAN,
             4.10% due 1/24/2008                                          2,504

    2,577    Marblehead, Massachusetts, GO, Refunding, BAN,
             4% due 8/14/2008                                             2,584

    4,100    Massachusetts State Development Finance Agency,
             Assisted Living Facility Revenue Bonds (Whalers Cove
             Project), VRDN, Series A, 3.92% due 9/01/2034 (a)            4,100

             Massachusetts State Development Finance
             Agency, CP:
    4,100       3.86% due 11/06/2007                                      4,100
    8,263       3.60% due 11/07/2007                                      8,263
    6,400       3.65% due 12/05/2007                                      6,400
   16,600       3.65% due 12/12/2007                                     16,600



     Face
   Amount    Municipal Bonds                                           Value

Massachusetts (continued)

             Massachusetts State Development Finance Agency,
             IDR, VRDN,AMT (a):
$   1,600       (Cell Signaling Technology), 3.90%
                due 12/01/2010                                       $    1,600
    2,495       (Cleveland Motion Controls), 3.99%
                due 6/01/2021                                             2,495
    2,650       (Concord Foods Issue), 3.90% due 4/01/2021                2,650
    3,225       (V&S Taunton Galvanizing), 3.99%
                due 12/01/2023                                            3,225
    1,115       (Ward Hill Central Products Inc.), 3.99%
                due 8/01/2016                                             1,115

             Massachusetts State Development Finance Agency,
             M/F Housing Revenue Bonds, VRDN, AMT (a):
    7,000       (Avalon Acton Apartments), 3.89%
                due 7/15/2040 (g)                                         7,000
    5,155       (Midway Studios Project), VRDN, AMT, Series A,
                3.92% due 3/01/2034                                       5,155

             Massachusetts State Development Finance Agency
             Revenue Bonds, VRDN (a):
    6,000       (Berkshire School Project), 3.87% due 9/01/2031           6,000
    4,875       (Boston College HS Issue), 3.88% due 8/01/2033            4,875
    1,510       (Fiba Technologies), AMT, 3.93% due 5/01/2023             1,510
    4,635       (Lesley University), 3.90% due 7/01/2033                  4,635
    1,500       (Melmark New England, Inc. Project), 3.84%
                due 7/01/2026                                             1,500
    3,980       (New Bedford Waste Services), AMT, 3.95%
                due 6/01/2021                                             3,980
    1,685       (New Jewish High School Project), 3.85%
                due 6/01/2032                                             1,685
    6,440       (Suffolk University), Series A, 3.90%
                due 7/01/2035 (h)                                         6,440
    1,610       (Walnut Hill School District), 3.88% due 7/01/2032        1,610

             Massachusetts State Development Finance Agency,
             Revenue Refunding Bonds, VRDN (a):
    6,285       (Assumption College Project), Series A, 3.88%
                due 3/01/2032                                             6,285
   10,000       (Fessenden School), AMT, 3.90% due 8/01/2031             10,000
    1,570       (Lasell College), 3.86% due 7/01/2036                     1,570

    3,255    Massachusetts State, FLOATS, VRDN, Series SG-126,
             3.93% due 8/01/2018 (a)(i)                                   3,255

    3,640    Massachusetts State, GO, PUTTERS, VRDN,
             Series 2146, 3.91% due 8/01/2009 (a)(b)(i)                   3,640

             Massachusetts State, GO, Refunding, VRDN (a)(i):
    1,437       FLOATS, Series 716D, 3.90% due 8/01/2018 (b)              1,437
    6,335       PUTTERS, Series 340, 3.91% due 1/01/2017 (b)              6,335
    4,995       ROCS, Series II-R-180, 3.91% due 11/01/2015 (d)           4,995

    2,790    Massachusetts State, GO, VRDN, Series O, 3.88%
             due 11/01/2014 (a)                                           2,790

             Massachusetts State, HFA, Housing Revenue Bonds,
             ROCS, VRDN, AMT (a)(i):
    2,300       Series II-R-421, 3.99% due 7/01/2022 (e)                  2,300
    4,495       Series II-R-10207, 3.99% due 6/01/2017                    4,495

             Massachusetts State Health and Educational
             Facilities Authority, CP (Harvard University),:
   13,500       3.63% due 11/05/2007                                     13,500
    7,243       3.60% due 11/06/2007                                      7,243
   10,000       3.65% due 11/13/2007                                     10,000
    4,000       3.69% due 12/12/2007                                      4,000



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)      CMA Massachusetts Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Massachusetts (continued)

$   6,100    Massachusetts State Health and Educational Facilities
             Authority Revenue Bonds (Sherrill House Inc.), VRDN,
             Series A-1, 3.88% due 1/01/2032 (a)                     $    6,100

             Massachusetts State Industrial Finance Agency,
             Industrial Revenue Bonds VRDN, AMT (a):
    1,590       (AFC Cable Systems Inc. Issue), 3.90%
                due 7/01/2016                                             1,590
    1,400       (BBB Esquire LLC), 3.89% due 12/01/2016                   1,400
    4,000       (Bodwell Project), 3.92% due 7/01/2017                    4,000
    3,100       (Constitution Project), 3.89% due 6/01/2018               3,100
      730       (Garlock Printing Corp.), 3.90% due 12/01/2017              730
    1,890       (Gem Group Inc. Issue), 3.90% due 7/01/2016               1,890
      365       (Insco Corporation Issue), 3.90% due 9/01/2008              365
    2,800       (OCT Co. Inc. Project), 3.89% due 12/01/2017              2,800
    1,300       (Tamasi Family Issue), 3.95% due 5/01/2013                1,300

             Massachusetts State Industrial Finance Agency Revenue
             Bonds, VRDN (a):
    1,445       (Heritage at Dartmouth), AMT, 3.90%
                due 12/01/2028                                            1,445
    5,185       (JHC Assisted Living Corporation), Series A,
                3.88% due 12/01/2029                                      5,185
    1,123       (Lower Mills Association II L.P.), 3.89%
                due 12/01/2020                                            1,123

    5,000    Massachusetts State Industrial Finance Agency,
             Revenue Refunding Bonds (Lightolier Inc. Project),
             VRDN, 3.87% due 7/29/2010 (a)                                5,000

             Massachusetts State Industrial Finance Agency,
             Solid Waste Disposal Revenue Bonds (E.L. Harvey &
             Sons Inc.), VRDN, AMT (a):
      840       3.90% due 1/01/2011                                         840
    1,215       3.90% due 6/01/2013                                       1,215

   10,000    Massachusetts State Port Authority, CP, 3.66%
             due 11/05/2007                                              10,000

    7,690    Massachusetts State School Building Authority,
             Dedicated Sales Tax Revenue Bonds, PUTTERS, VRDN,
             Series 1197, 3.89% due 8/15/2013 (a)(b)(i)                   7,690

             Massachusetts State Special Obligation and
             Dedicated Tax Revenue Bonds (a)(d)(i):
    4,965       MERLOTS, VRDN, Series B19, 3.92%
                due 1/01/2028                                             4,965
    3,880       ROCS, VRDN, Series II-R-10159, 3.91%
                due 1/01/2014                                             3,880



     Face
   Amount    Municipal Bonds                                           Value

Massachusetts (concluded)

$   9,000    Massachusetts State Turnpike Authority, Metropolitan
             Highway System Revenue Bonds, FLOATS, VRDN,
             Series SG-124, 3.93% due 1/01/2029 (a)(c)(i)            $    9,000

    9,600    Massachusetts State Turnpike Authority, Metropolitan
             Highway System, Revenue Refunding Bonds, FLOATS,
             VRDN, Series 334, 3.90% due 1/01/2037 (a)(b)(i)              9,600

             Massachusetts State Water Resources Authority,
             Revenue Refunding Bonds (a)(i):
    4,388       FLOATS, VRDN, Series 742D, 3.90%
                due 8/01/2019 (e)                                         4,388
    6,240       ROCS, VRDN, Series II-R-10128, 3.91%
                due 12/01/2015 (c)(j)                                     6,240

      340    Municipal Securities Trust Certificates, Massachusetts
             State Port Authority, Special Facility Revenue Bonds,
             VRDN, AMT, Series 2001-155, Class A, 4.02%
             due 4/28/2016 (a)(c)(i)                                        340

   21,000    Municipal Securities Trust Certificates, Massachusetts
             State Water Pollution Abatement Trust, Revenue
             Refunding Bonds, VRDN, Series SGA 87, 3.95%
             due 8/01/2023 (a)(i)                                        21,000

    4,650    New Bedford, Massachusetts, GO, BAN, 4%
             due 2/15/2008                                                4,654

    3,249    Northborough, Massachusetts, GO, BAN, 4%
             due 5/02/2008                                                3,255

    3,126    Pittsfield, Massachusetts, GO, BAN, Series A, 4.25%
             due 10/19/2007                                               3,127

    4,000    Plymouth, Massachusetts, GO, BAN, 4.15%
             due 12/06/2007                                               4,004

    2,601    Somerville, Massachusetts, GO, BAN, 4%
             due 2/20/2008                                                2,603

    3,300    UBS Municipal CRVS Trust, Massachusetts State HFA,
             Revenue Bonds, VRDN, AMT, Series 06-10, 3.92%
             due 6/01/2031 (a)(i)                                         3,300

    3,450    University of Massachusetts Building Authority,
             Project Revenue Refunding Bonds, ROCS, VRDN,
             Series II R-6016, 3.91% due 11/01/2015 (a)(c)(i)             3,450

Total Municipal Bonds (Cost--$409,501*)--99.4%                          409,501
Other Assets Less Liabilities--0.6%                                       2,487
                                                                     ----------
Net Assets--100.0%                                                   $  411,988
                                                                     ==========


*   Cost for federal income tax purposes.

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) AMBAC Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g) FNMA Collateralized.

(h) Assured Guaranty Insured.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(j) Tradable Custodial Receipts (TRACERS).

(k) XL Capital Insured.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                       CMA Michigan Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Michigan--98.8%

$     825    Battle Creek, Michigan, Housing Corporation,
             Housing Revenue Bonds, VRDN, Series 1997-A,
             3.90% due 2/01/2027 (c)                                 $      825

    2,020    Berrien County, Michigan, Economic Development
             Corporation Revenue Bonds (Arlington Corp.
             Project), VRDN, AMT, 4.15% due 9/01/2016 (c)                 2,020

    5,000    Detroit, Michigan, GO, TAN, 4.50% due 3/01/2008              5,016

             Detroit, Michigan, Sewer Disposal Revenue Bonds,
             VRDN (c):
    6,700       ROCS, Series II-R-9139, 3.92%
                due 7/01/2016 (e)(g)                                      6,700
    4,000       Second Lien, Series E, 3.74% due 7/10/2008 (e)            4,000
    1,025       Senior Lien, Series B, 0.80% due 7/01/2033 (a)            1,025

    1,000    Detroit, Michigan, Special Tax Distributable
             State Aid, GO, Refunding, VRDN, 5.25%
             due 5/01/2008 (c)(d)                                         1,009

             Eagle Tax-Exempt Trust, Wayne County, Michigan,
             Airport Authority Revenue Bonds, VRDN, AMT,
             Class A (c)(g):
    4,000       Series 2006-0016, 4.01% due 12/01/2029 (b)                4,000
    3,000       Series 2006-0016, 3.99% due 12/01/2037 (e)                3,000
    4,850       Series 2007-0017, 3.99% due 12/01/2034 (b)                4,850

    1,800    East Jordan, Michigan, Public Schools, GO, SAN,
             4.25% due 6/25/2008                                          1,807

    2,000    Essexville-Hampton, Michigan, Public Schools, SAN,
             4.50% due 5/30/2008                                          2,009

    2,000    Farwell, Michigan, Area Schools, SAN, 4.25%
             due 8/28/2008                                                2,010

    4,030    Fitzgerald, Michigan, Public School District, GO,
             PUTTERS, VRDN, Series 561, 3.92%
             due 11/01/2012 (c)(d)(g)                                     4,030

      950    Genesee County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Bonds
             (Riegle Press Inc. Project), VRDN, AMT, 4%
             due 8/01/2015 (c)                                              950

    1,400    Grand Rapids, Michigan, Economic Development
             Corporation, Limited Obligation, EDR (Cornerstone
             University Project), VRDN, 3.88% due 5/01/2034 (c)           1,400

      305    Grand Rapids, Michigan, IDR (Custom Printers),
             VRDN, AMT, 4% due 7/01/2015 (c)                                305

      600    Grand Rapids, Michigan, IDR, Refunding
             (Etheridge Company Project), VRDN, AMT, 4%
             due 7/01/2009 (c)                                              600

    3,965    Hartland, Michigan, Consolidated School District,
             SAN, 4.25% due 8/22/2008                                     3,983

    2,235    Holland Charter Township, Michigan, Economic
             Development Corporation, Limited Obligation
             Revenue Bonds (Chicago Mission 3A Hockey),
             VRDN, 4.01% due 10/01/2028 (c)                               2,235



     Face
   Amount    Municipal Bonds                                           Value

Michigan (continued)

$   1,600    Jackson County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Bonds
             (American Tooling Center Project), VRDN, AMT,
             4.15% due 6/01/2011 (c)                                 $    1,600

    3,485    Macomb County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Bonds
             (Aim Plastics, Inc. Project), VRDN, AMT, 4.02%
             due 6/01/2037 (c)                                            3,485

      500    Marquette County, Michigan, Economic
             Development Corporation, Limited Obligation
             Revenue Bonds (Pioneer Labs Inc. Project), VRDN,
             AMT, Series A, 4.02% due 6/01/2012 (c)                         500

             Michigan Higher Education Student Loan Authority
             Revenue Bonds, VRDN, AMT(c)(d)(g) :
    2,400       FLOATS, Series 1280, 3.94% due 3/01/2030                  2,400
    4,815       MERLOTS, Series C-23, 3.97% due 3/01/2026                 4,815

    8,695    Michigan Higher Education Student Loan Authority,
             Revenue Refunding Bonds, PUTTERS, VRDN, AMT,
             Series 238, 3.96% due 6/01/2019 (c)(d)(g)                    8,695

    7,700    Michigan Municipal Bond Authority Revenue Notes,
             Series B-2, 4.50% due 8/20/2008                              7,754

    1,500    Michigan Municipal Bond Authority, Revenue
             Refunding Bonds (Local Government Loan
             Program), VRDN, Series B, Group A, 5%
             due 12/01/2007 (c)(d)                                        1,503

    7,100    Michigan State, HDA, CP, 3.69% due 10/15/2007                7,100

    2,270    Michigan State, HDA, M/F Limited Obligation
             Revenue Bonds (Arbors), VRDN, AMT, Series A,
             3.94% due 9/01/2035 (c)                                      2,270

    5,100    Michigan State, HDA, Rental Housing Revenue
             Refunding Bonds, VRDN, Series B, 3.88%
             due 4/01/2019 (b)(c)                                         5,100

             Michigan State, HDA, Revenue Refunding Bonds,
             VRDN, AMT (c):
    5,625       FLOATS, Series 2051, 3.96% due 6/01/2017                  5,625
    4,500       Series B, 3.94% due 6/01/2030                             4,500
    4,500       Series B, 3.94% due 6/01/2038                             4,500

    3,000    Michigan State Hospital Finance Authority Revenue
             Bonds (Trinity Health Credit Group), VRDN, Series H,
             3.94% due 11/01/2040 (c)(f)                                  3,000

    2,080    Michigan State Strategic Fund, Limited Obligation,
             IDR (GNP Real Estate Project), VRDN, AMT, 3.92%
             due 7/01/2034 (c)                                            2,080

             Michigan State Strategic Fund, Limited Obligation
             Revenue Bonds, VRDN (c):
    1,200       (Alphi Manufacturing Inc. Project), AMT, 3.98%
                due 5/01/2019                                             1,200
    2,200       (Apollo Plating Inc. Project), AMT, 3.90%
                due 3/01/2022                                             2,200
    1,240       (Artex Label & Graphics), AMT, 4.01%
                due 12/01/2022                                            1,240



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)           CMA Michigan Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Michigan (continued)

             Michigan State Strategic Fund, Limited Obligation
             Revenue Bonds, VRDN (c) (continued):
$     780       (Automatic Handling Inc. Project), AMT, 4.08%
                due 7/01/2009                                        $      780
      200       (BBPV Project), AMT, Series A-2, 4.22%
                due 1/01/2014                                               200
      530       (Biewer of Lansing LLC Project), AMT, 3.99%
                due 5/01/2019                                               530
    2,335       (C&M Manufacturing Corporation Inc. Project),
                AMT, 4.15% due 7/01/2014                                  2,335
      815       (Chambers Enterprises II Project), AMT, 4.02%
                due 11/01/2018                                              815
      730       (Cherry Central Co-operative Inc. Project),
                4.08% due 11/01/2013                                        730
    3,000       (Continental Carbonic Products), AMT, 3.93%
                due 3/01/2032                                             3,000
    2,000       (Drake Enterprises Inc. Project), AMT, 4.23%
                due 6/01/2015                                             2,000
    3,220       (Environmental Quality Company Project), AMT,
                4.02% due 5/01/2026                                       3,220
    2,745       (FMS Walker LLC Project), AMT, 3.90%
                due 7/01/2029                                             2,745
    1,965       (Forest City Technologies), AMT, 3.98%
                due 9/01/2015                                             1,965
    1,600       (Glastender Inc. Project), AMT, 4.23%
                due 12/01/2010                                            1,600
    2,475       (Golden Keys Development LLC Project), AMT,
                4.15% due 3/01/2018                                       2,475
      675       (Imperial Metal Products Company Project),
                AMT, 3.98% due 7/01/2020                                    675
      385       (Inalfa-Hollandia Inc. Project), AMT, 4.02%
                due 5/01/2016                                               385
    1,170       (Innotec Corporation Project), AMT, 3.98%
                due 9/01/2034                                             1,170
    1,000       (Jo-Mar Family LLC/Troy Tube and
                Manufacturing Company Project), AMT, 3.90%
                due 12/01/2026                                            1,000
    1,405       (Karona Inc. Project), AMT, 4.03%
                due 12/01/2015                                            1,405
    1,420       (Kerkstra Precast Inc. Project),AMT, 4%
                due 5/01/2025                                             1,420
      735       (M&P Capital LLC Project), AMT, Series A,
                3.90% due 6/01/2034                                         735
      975       (Merrill Tool Holdings Co. Project), AMT,
                Series A, 4.03% due 6/01/2025                               975
    1,550       (Merrill Tool Holdings Co. Project), AMT,
                Series B, 4.03% due 6/01/2025                             1,550
    1,600       (Morrell Inc. Project), AMT, 4.02%
                due 5/01/2022                                             1,600
    1,215       (Motor City Mold Inc. Project), AMT, 4.03%
                due 3/01/2021                                             1,215
    2,300       (Park Realty LLC), AMT, Series A, 4%
                due 9/01/2026                                             2,300
    2,150       (Partalis Properties Project), AMT, 4%
                due 10/01/2028                                            2,150



     Face
   Amount    Municipal Bonds                                           Value

Michigan (continued)

             Michigan State Strategic Fund, Limited Obligation
             Revenue Bonds, VRDN (c) (concluded):
$     700       (Pioneer Labs Inc. Project), AMT, 3.91%
                due 9/01/2012                                        $      700
    6,385       (Pioneer Metal Finishing Project), AMT, 3.98%
                due 11/01/2008                                            6,385
    4,895       (Plascore Inc. Project), AMT, 4.10%
                due 3/01/2032                                             4,895
    1,270       (RS Development LLC Project), AMT, 3.90%
                due 8/01/2023                                             1,270
    2,400       (Richwood Industries Inc. Project), AMT, 4.23%
                due 9/01/2030                                             2,400
    3,440       (Riverwalk Properties LLC Project), AMT, 4.02%
                due 8/01/2021                                             3,440
    4,800       (Skyway Precision, Inc. Project), AMT, 3.90%
                due 3/01/2023                                             4,800
    5,400       (SureFil Properties LLC Project), AMT, 4.10%
                due 4/01/2032                                             5,400
      535       (TEI Investments LLC), AMT, 4.02%
                due 2/01/2022                                               535
      300       (Thermo-Forms, Inc. Project), AMT, 4%
                due 11/01/2023                                              300
    1,530       (Ultra Aluminum Manufacturing, Inc. Project),
                AMT, 3.90% due 7/01/2028                                  1,530
    3,700       (Universal Forest Products Project), AMT,
                4.01% due 12/01/2022                                      3,700
    1,300       (Vector Investments LLC Project), AMT,
                4.02% due 2/01/2020                                       1,300
    2,000       (WDKK Development LLC Project), AMT,
                4.02% due 1/01/2024                                       2,000
      200       (Whitehall Industries), AMT, Series A-6,
                4.22% due 1/01/2014                                         200
    2,000       (Woodland Meadows Project), AMT, 1.10%
                due 3/01/2013 (c)                                         2,000

             Michigan State Strategic Fund, Limited Obligation
             Revenue Refunding Bonds, VRDN,AMT (c):
    3,500       (G. A. Richards Company Project), 4.10%
                due 8/01/2031                                             3,500
    3,165       (Jedco Inc. Project), 4.10% due 11/01/2015                3,165
    1,410       (Sintel, Inc. Project), 3.90% due 10/01/2030              1,410

    2,295    Michigan State Strategic Fund Revenue Bonds
             (Russell Investment Company Project), VRDN, AMT,
             3.90% due 5/01/2027 (c)                                      2,295

    3,000    Michigan State University Revenue Bonds, PUTTERS,
             VRDN, Series 1846, 3.92% due 2/15/2029 (c)(d)(g)             3,000

             Oakland County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Bonds,
             VRDN (c):
      500       (Easom Automation System Project), AMT,
                3.98% due 11/01/2029                                        500
    3,055       (Marian High School Inc. Project), 3.84%
                due 5/01/2037                                             3,055
    2,100       (Schain Mold & Engineering), AMT, 4.15%
                due 4/01/2021                                             2,100



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)           CMA Michigan Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Michigan (continued)

$   2,900    Oakland County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Refunding
             Bonds (Pratt & Miller Engineering), VRDN, AMT,
             3.92% due 10/01/2029 (c)                                 $   2,900

    1,500    Rockford, Michigan, IDR, Limited Obligation
             (Alloy Exchange Project), VRDN, AMT, 4.23%
             due 9/01/2019 (c)                                            1,500

    1,910    Saginaw County, Michigan, Economic Development
             Corporation Revenue Bonds (Al-Fe Heat Treating
             Project), VRDN, AMT, 3.98% due 2/01/2010 (c)                 1,910

    1,000    Saline, Michigan, Area Schools, GO, 6%
             due 5/01/2008 (e)                                            1,013

    1,445    Sanilac County, Michigan, Economic Development
             Revenue Bonds (Llink Technologies LLC Project),
             VRDN, AMT, 3.90% due 10/01/2028 (c)                          1,445

    4,350    UBS Municipal CRVS Trust, Caledonia, Michigan,
             Community School District, GO, FLOATS, VRDN,
             Series 2007-1018, 3.92% due 5/01/2017(b)(c)(g)               4,350

    7,260    UBS Municipal CRVS Trust, Detroit, Michigan, Sewer
             Disposal Revenue Refunding Bonds, FLOATS, VRDN,
             Series 2007-1026, 3.92% due 7/01/2032 (a)(c)(g)              7,260



     Face
   Amount    Municipal Bonds                                           Value

Michigan (concluded)

$   5,665    UBS Municipal CRVS Trust, Parchment, Michigan,
             School District, GO, FLOATS, VRDN, Series 07-1017,
             3.92% due 5/01/2015 (a)(c)(g)                           $    5,665

             University of Michigan, University Hospital Revenue
             Bonds, VRDN(c):
    6,700       Series A, 3.93% due 12/01/2035                            6,700
    7,000       Series B, 3.83% due 12/01/2025                            7,000

    2,750    University of Michigan, University Hospital Revenue
             Refunding Bonds, VRDN, Series A-2, 3.93%
             due 12/01/2024 (c)                                           2,750

    4,555    Wayne County, Michigan, Airport Authority Revenue
             Bonds, ROCS, VRDN, AMT, Series II-R-9009, 4%
             due 12/01/2034 (b)(c)(g)                                     4,555


Puerto Rico--0.7%

    2,000    Puerto Rico Electric Power Authority, Power
             Revenue Bonds, PUTTERS, VRDN, Series 164, 3.88%
             due 7/01/2010 (a)(c)(g)                                      2,000

Total Investments (Cost--$269,244*)--99.5%                              269,244
Other Assets Less Liabilities--0.5%                                       1,330
                                                                     ----------
Net Assets--100.0%                                                   $  270,574
                                                                     ==========


*   Cost for federal income tax purposes.

(a) FSA Insured.

(b) MBIA Insured.

(c) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(d) AMBAC Insured.

(e) FGIC Insured.

(f) CIFG Insured.

(g) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                     CMA New Jersey Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

New Jersey--97.3%

$   7,220    ABN AMRO MuniTops Certificates Trust, New
             Jersey, GO, Refunding, VRDN, Series 2004-17,
             3.90% due 7/15/2011 (g)(h)(j)                           $    7,220

    9,995    ABN AMRO MuniTops Certificates Trust, New
             Jersey, Revenue Bonds, VRDN, Series 2005-46,
             3.90% due 7/01/2013 (e)(h)(j)                                9,995

    3,520    BB&T Municipal Trust, Newark, New Jersey,
             Housing Authority, Port Authority-Port
             Newark Marine Terminal, Revenue Refunding
             Bonds, FLOATS, VRDN, Series 2044, 3.90%
             due 1/01/2029 (g)(h)(j)                                      3,520

    1,711    Berkeley Heights Township, New Jersey, BAN,
             4.125% due 2/20/2008                                         1,714

    3,000    Bordentown Township, New Jersey, BAN, 4.25%
             due 11/01/2007                                               3,001

    2,090    Camden County, New Jersey, Improvement
             Authority, Special Revenue Bonds, VRDN, 3.82%
             due 9/01/2026 (h)                                            2,090

    2,985    Chester, New Jersey, GO, GAN, 4.125%
             due 8/15/2008                                                2,994

    3,700    Clark Township, New Jersey, GO, BAN, 4%
             due 3/28/2008                                                3,705

    1,730    Demarest, New Jersey, School District, GO,
             Temporary Notes, 4% due 7/11/2008                            1,733

    8,425    Eagle Tax-Exempt Trust, New Jersey State
             Turnpike Authority, Turnpike Revenue Refunding
             Bonds, VRDN, Series 2003-0041, Class A,
             3.91% due 1/01/2030 (a)(h)(j)                                8,425

    3,309    Edgewater, New Jersey, GO, BAN, 4%
             due 6/13/2008                                                3,315

    5,660    Egg Harbor, New Jersey, GO, BAN, 4%
             due 2/15/2008                                                5,665

    3,934    Evesham Township, New Jersey, GO, BAN,
             4.125% due 8/08/2008                                         3,946

    2,563    Gloucester Township, New Jersey, GO, BAN,
             Series A, 4% due 12/07/2007                                  2,565

    4,495    Howell Township, New Jersey, GO, BAN,
             Series B, 4% due 9/16/2008                                   4,506

    6,260    Howell Township, New Jersey, GO, TAN, 4%
             due 3/06/2008                                                6,268

   48,640    Hudson County, New Jersey, COP, MERLOTS, VRDN,
             Series A35, 3.92% due 12/01/2021 (g)(h)(j)                  48,640

    9,188    Jackson Township, New Jersey, GO, BAN,
             Series B, 4% due 12/06/2007                                  9,195

    6,745    Jefferson Township, New Jersey, GO, BAN, 4%
             due 2/01/2008                                                6,754

    6,401    Keyport, New Jersey, GO, BAN, 4.125%
             due 8/08/2008                                                6,419

    2,000    Kinnelon, New Jersey, GO, BAN, 4.25%
             due 2/29/2008                                                2,004



     Face
   Amount    Municipal Bonds                                           Value

New Jersey (continued)

             Lakewood Township, New Jersey:
$   1,485       GO, BAN, 4.25% due 7/11/2008                         $    1,490
    9,800       Series B, 4% due 11/01/2007                               9,803

   25,800    Lehman Municipal Trust Receipts, New Jersey
             State Transportation Trust Fund, Revenue
             Refunding Bonds, FLOATS, VRDN, Series 06-P63,
             3.87% due 12/15/2023 (h)(j)                                 25,800

    3,670    Lower Township, New Jersey, GO, BAN, 4%
             due 5/30/2008                                                3,677

    3,637    Maple Shade Township, New Jersey, GO, BAN,
             4% due 8/01/2008                                             3,643

    4,025    Middlesex, New Jersey, GO, BAN, 4%
             due 5/23/2008                                                4,033

    3,100    Montville Township, New Jersey, GO, BAN, 4%
             due 5/23/2008                                                3,108

    2,650    Morristown, New Jersey, GO, TAN, 4%
             due 2/13/2008                                                2,653

             Municipal Securities Trust Certificates, New
             Jersey, Revenue Bonds, VRDN, Class A, (a)(h)(j):
   30,295       Series 2006-3007, 3.92% due 1/18/2022 (i)                30,295
    7,545       Series 3023, 3.92% due 11/11/2030                         7,545

   10,500    Municipal Securities Trust Certificates, New
             Jersey State, GO, Refunding, VRDN, Series
             2001-174, Class A, 3.95% due 2/26/2015 (h)(j)               10,500

    5,930    Municipal Securities Trust Certificates, Newark,
             New Jersey, Housing Authority, Port Authority-
             Port Newark Marine Terminal Additional
             Rent-Back, Series 2007-303, VRDN, Class A,
             3.92% due 8/19/2024 (g)(h)(i)                                5,930

             New Jersey EDA, CP:
   12,500       3.84% due 10/22/2007                                     12,500
   15,000       3.71% due 11/13/2007                                     15,000
   12,800       3.94% due 11/15/2007                                     12,800

             New Jersey EDA, EDR, Refunding, VRDN (h):
    9,100       (Diocese of Metuchen Project), 3.80%
                due 9/01/2030                                             9,100
    7,100       (Foreign Trade Zone Project), 3.95%
                due 12/01/2007                                            7,100
    5,400       (Jewish Community Foundation Metro
                West), 3.91% due 12/01/2018                               5,400
    7,700       (Lawrenceville School Project), Series B,
                3.71% due 7/01/2026                                       7,700

             New Jersey EDA, EDR,VRDN (h):
    5,400       (The Frisch School Project), 3.80%
                due 5/01/2036                                             5,400
    7,380       (MZR Real Estate LP Project), AMT, 3.96%
                due 12/01/2026                                            7,380
    5,800       (Morris Museum Project), 3.82%
                due 2/01/2031                                             5,800
    3,725       (PB Tower & Metro Project), AMT, Series A,
                4.04% due 11/01/2026                                      3,725
    1,910       (PB Tower & Metro Project), AMT, Series B,
                4.04% due 11/01/2011                                      1,910
    7,160       (Wyckoff Family YMCA Inc. Project), 3.85%
                due 10/01/2023                                            7,160



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)         CMA New Jersey Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

New Jersey (continued)

$   2,200    New Jersey EDA, First Mortgage Revenue Bonds
             (Lion's Gate Project), VRDN, Series C, 3.78%
             due 1/01/2020 (h)                                       $    2,200

   39,000    New Jersey EDA, Natural Gas Facilities Revenue
             Bonds (NUI Corporation Project), VRDN, AMT,
             Series A, 4% due 6/01/2026 (a)(h)                           39,000

             New Jersey EDA, Revenue Bonds, VRDN (i):
   17,635       (Applewood Estates Project), Series B, 3.73%
                due 10/01/2035                                           17,635
   10,500       (Applewood Estates Project), Series C, 3.73%
                due 10/01/2010                                           10,500
    2,550       (Esarc, Inc. Project), 3.91% due 4/01/2029                2,550
   13,400       FLOATS, Series 1515, 3.89%
                due 9/01/2036 (j)                                        13,400
    1,740       (Jewish Family Service), 3.91% due 2/01/2022              1,740
   21,955       MERLOTS, Series B-02, 3.92%
                due 6/15/2020 (g)(j)                                     21,955
    3,375       (Ocean County YMCA Inc. Project), 3.91%
                due 9/01/2021                                             3,375
   23,550       (Presbyterian Homes), Series A, 3.84%
                due 4/01/2031                                            23,550
   12,100       ROCS, Series II-R-309, 3.92% due 6/15/2031 (b)(j)        12,100
    2,910       (Urban League Project), 3.91% due 8/01/2019               2,910
    2,600       (YMCA of Montclair Project), 4.01%
                due 6/01/2022                                             2,600

             New Jersey EDA, Revenue Refunding Bonds,
             VRDN (i):
   19,475       (Cedar Crest Village, Inc.), Series B, 3.81%
                due 1/01/2036                                            19,475
    3,100       FLOATS, AMT, Series 78G, 3.94%
                due 1/01/2037 (j)                                         3,100

             New Jersey EDA, School Facilities Construction
             Revenue Bonds, VRDN (h):
   21,550       Sub-Series R-1, 4% due 9/01/2031                         21,550
    7,100       Sub-Series R-2, 3.96% due 9/01/2031                       7,100
   17,400       Sub-Series R-3, 3.88% due 9/01/2031                      17,400

   19,400    New Jersey EDA, Special Facility Revenue Bonds
             (Port Newark Container LLC), VRDN, AMT,
             3.91% due 7/01/2030 (h)                                     19,400

    7,000    New Jersey EDA, Thermal Energy Facilities
             Revenue Bonds (Marina Energy LLC), VRDN,
             AMT, Series A, 3.83% due 9/01/2031 (h)                       7,000

             New Jersey Health Care Facilities Financing
             Authority Revenue Bonds, VRDN (h):
   11,340       (Children's Specialized Hospital Project),
                Series B, 3.81% due 7/01/2036                            11,340
    4,213       FLOATS, Series 702, 3.89%
                due 7/01/2014 (g)(j)                                      4,213
    8,966       FLOATS, Series 943, 3.89%
                due 7/01/2024 (e)(j)                                      8,966
   11,550       FLOATS, Series 1157, 3.89%
                due 7/01/2025 (e)(j)                                     11,550
   22,100       (Meridian Health System), Series B, 3.69%
                due 7/01/2033                                            22,100
   10,900       (Wiley Mission Project), 3.77% due 7/01/2029             10,900



     Face
   Amount    Municipal Bonds                                           Value

New Jersey (continued)

$   7,840    New Jersey Health Care Facilities Financing
             Authority, Revenue Refunding Bonds (RWJ
             Health Care Corporation), 3.84% due 7/01/2032           $    7,840

             New Jersey State Educational Facilities Authority,
             Revenue Refunding Bonds VRDN (h):
    8,210       (Centenary College), Series A, 3.84%
                due 10/01/2033                                            8,210
    6,124       FLOATS, Series 1419, 3.89%
                due 7/01/2036 (a)(j)                                      6,124
    6,200       (Princeton University), Series B, 3.86%
                due 7/01/2022                                             6,200

   14,930    New Jersey State Highway Authority, Garden
             State Parkway General Revenue Refunding Bonds,
             PUTTERS, VRDN, Series 247, 3.90%
             due 1/01/2013 (d)(e)(h)(j)                                  14,930

    6,835    New Jersey State Housing and Mortgage Finance
             Agency, M/F Revenue Refunding Bonds, VRDN,
             AMT, Series A, 3.87% due 5/01/2028 (f)(h)                    6,835

             New Jersey State Housing and Mortgage Finance
             Agency, S/F Housing Revenue Bonds, VRDN,
             AMT (h):
   25,000       Series Q, 3.83% due 4/01/2032                            25,000
    5,000       Series R, 3.83% due 4/01/2038                             5,000

   10,925    New Jersey State Housing and Mortgage Finance
             Agency, S/F Housing Revenue Refunding Bonds,
             VRDN, AMT, Series O, 3.87% due 10/01/2026 (h)               10,925

   29,000    New Jersey State, TRAN, 4.50% due 6/24/2008                 29,185

    5,285    New Jersey State Transit Corporation, COP, ROCS, VRDN
             Series II-R-3045, 3.90% due 9/15/2021 (e)(h)(j)              5,285

             New Jersey State Transportation Trust Fund
             Authority Revenue Bonds, VRDN (h)(j):
    7,405       FLOATS, Series 963-D, 3.89%
                due 6/15/2025 (e)                                         7,405
    6,060       MERLOTS, Series A13, 3.92%
                due 6/15/2020 (g)                                         6,060
   16,360       PUTTERS, Series 332, 3.90%
                due 12/15/2015 (a)                                       16,360
    6,995       ROCS, Series II-R-4040, 3.90%
                due 6/15/2022 (f)                                         6,995

             New Jersey State Transportation Trust Fund
             Authority, Revenue Refunding Bonds, VRDN (f)(h)(j):
    3,845       FLOATS, Series 1102, 3.89% due 12/15/2017                 3,845
    7,300       PUTTERS, Series 241, 3.90% due 12/15/2018                 7,300

    2,000    New Jersey State Transportation Trust Fund
             Authority, Transportation System Revenue Bonds,
             ROCS, VRDN, Series II-R-684Z, 3.92%
             due 12/15/2036 (a)(h)(j)                                     2,000

   16,115    New Jersey State Turnpike Authority, Turnpike
             Revenue Bonds, GO, Refunding, ROCS, VRDN,
             1/01/2021(f)(h)(j)                                          16,115

             New Jersey State Turnpike Authority, Turnpike
             Revenue Bonds VRDN (f)(h):
   75,875       Series C-1, 3.75% due 1/01/2024                          75,875
   52,300       Series C-2, 3.75% due 1/01/2024                          52,300



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)         CMA New Jersey Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

New Jersey (continued)

$   4,600    New Jersey State Turnpike Authority, Turnpike
             Revenue Refunding Bonds, VRDN, Series D, 3.80%
             due 1/01/2018 (e)(h)                                    $    4,600

    4,475    North Bergen Township, New Jersey, Municipal
             Utilities Authority, Sewer Revenue Subordinated
             Project Notes, 4.25% due 1/15/2008                           4,482

    9,725    North Brunswick Township, New Jersey, GO, BAN,
             Series B, 4% due 11/09/2007                                  9,728

    3,500    Ocean City, New Jersey, BAN, 4% due 3/14/2008                3,505

    8,777    Ocean Township, New Jersey, GO, BAN, 4%
             due 12/14/2007                                               8,785

    7,780    Pennsauken Township, New Jersey, GO, BAN,
             Series A, 4% due 9/10/2008                                   7,801

    6,814    Pilesgrove Township, New Jersey, GO, BAN, 4%
             due 8/28/2008                                                6,823

   13,915    Port Authority of New York and New Jersey, CP,
             3.72% due 10/17/2007                                        13,915

    1,750    Port Authority of New York and New Jersey,
             PUTTERS, VRDN, AMT, Series 1089 3.96%
             due 9/01/2013 (c)(h)(j)                                      1,750

    8,100    Port Authority of New York and New Jersey,
             Revenue Refunding Bonds, PUTTERS, VRDN,
             Series 1546, 3.90% due 10/01/2014 (h)(j)                     8,100

             Port Authority of New York and New Jersey,
             Special Obligation Revenue Refunding Bonds
             (Versatile Structure Obligation), VRDN (h):
   76,500       AMT, Series 1R, 3.97% due 8/01/2028                      76,500
   88,200       AMT, Series 4, 3.91% due 4/01/2024                       88,200
   47,800       AMT, Series 6, 3.91% due 12/01/2017                      47,800
    2,100       Series 3, 3.84% due 6/01/2020                             2,100
    7,600       Series 5, 3.84% due 8/01/2024                             7,600

    2,562    Rahway, New Jersey, GO, BAN, 4.25%
             due 6/24/2008                                                2,570

    3,400    Rutgers State University, New Jersey, Revenue
             Refunding Bonds, VRDN, Series A, 3.71%
             due 5/01/2018 (h)                                            3,400



     Face
   Amount    Municipal Bonds                                           Value

New Jersey (concluded)

$   4,315    Rutherford, New Jersey, GO, BAN, 4%
             due 7/17/2008                                           $    4,322

    2,473    South Bound Brook, New Jersey, GO, BAN, 4%
             due 8/22/2008                                                2,479

    3,560    Tinton Falls, New Jersey, GO, BAN, 4.125%
             due 3/06/2008                                                3,566

    4,560    Tuckerton, New Jersey, GO, BAN, 4%
             due 6/20/2008                                                4,567

    7,300    UBS Municipal CRVS Trust, New Jersey EDA,
             Revenue Bonds, FLOATS, VRDN, Series 2007-14,
             3.89% due 1/01/2019 (e)(h)(j)                                7,300

    9,225    Union County, New Jersey, Industrial Pollution
             Control Financing Authority, PCR, Refunding
             (Exxon Project), VRDN, 3.66% due 10/01/2024 (h)              9,225

    4,615    University of Medicine and Dentistry of New
             Jersey, COP, ROCS, VRDN, Series II-R-6510,
             3.90% due 6/15/2024 (g)(h)(j)                                4,615

   33,500    University of Medicine and Dentistry of New
             Jersey, Revenue Refunding Bonds, VRDN,
             Series B, 3.84% due 12/01/2032 (a)(h)                       33,500

    3,929    Waldwick, New Jersey, BAN, 4% due 6/20/2008                  3,935

    3,470    West Paterson, New Jersey, GO, TAN, 4%
             due 2/22/2008                                                3,473


Puerto Rico--2.1%

    4,000    Puerto Rico Commonwealth, Aqueduct and
             Sewer Authority Revenue Bonds, ROCS, VRDN,
             Series II-R-10001CE, 3.92% due 12/27/2008 (h)(j)             4,000

   13,000    Puerto Rico Commonwealth Highway and
             Transportation Authority, Transportation Revenue
             Bonds, ROCS, VRDN, Series II-R-789CE, 3.89%
             due 8/30/2009 (h)(j)                                        13,000

   12,300    Puerto Rico Public Finance Corporation, FLOATS,
             VRDN, Series 705D, 3.88% due 8/01/2027 (a)(h)(j)            12,300

Total Investments (Cost--$1,394,465*)--99.4%                          1,394,465
Other Assets Less Liabilities--0.6%                                       8,341
                                                                     ----------
Net Assets--100.0%                                                   $1,402,806
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) CIFG Insured.

(d) Escrowed to maturity.

(e) FGIC Insured.

(f) FSA Insured.

(g) MBIA Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(j) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                       CMA New York Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

New York--98.0%

$  12,000    ABN AMRO MuniTops Certificates Trust, New York
             City, New York, City Municipal Water Finance
             Authority, Water and Sewer System, Revenue
             Refunding Bonds, VRDN, Series 2004-46, 3.91%
             due 12/15/2012 (f)(i)(k)                                $   12,000

    6,165    ABN AMRO MuniTops Certificates Trust,
             New York, GO, VRDN, Series 2006-32, 3.91%
             due 4/01/2014 (g)(i)(k)(l)                                   6,165

             ABN AMRO MuniTops Certificates Trust, New
             York, Revenue Refunding Bonds, VRDN (i)(k):
   23,340       Series 2002-10, 3.91% due 11/15/2010 (f)                 23,340
   12,930       Series 2004-24, 3.91% due 7/01/2012 (g)                  12,930

             Albany, New York, City School District, GO,
             Refunding, BAN:
    9,000       4.25% due 6/27/2008                                       9,034
   12,300       4% due 7/18/2008                                         12,327

   11,375    Albany, New York, GO, BAN, 4% due 7/11/2008                 11,399

    2,500    Albany, New York, IDA, IDR, Refunding
             (Albany Ventures Inc. Project), VRDN, 3.92%
             due 12/29/2010 (k)                                           2,500

    4,100    Amityville, New York, Union Free School District,
             GO, TAN, 3.90% due 6/27/2008                                 4,107

    4,200    Arlington, New York, Central School District,
             GO, BAN, Series B, 4.25% due 8/22/2008                       4,222

    6,545    BB&T Municipal Trust, New York Liberty
             Development Corporation Revenue Bonds
             (Goldman Sachs Headquarters), FLOATS, VRDN,
             Series 2025, 3.82% due 10/01/2035 (i)(k)                     6,545

    6,130    Bank of America AUSTIN Trust, New York State
             Dormitory Authority Revenue Bonds, VRDN,
             Series 2007-159, 3.89% due 3/15/2031 (i)(k)                  6,130

   23,000    Bank of America MACON Trust, Seneca County,
             New York, IDA, Solid Waste Disposal Revenue
             Bonds, VRDN, AMT, Series W, 3.96%
             due 10/01/2035 (i)(k)                                       23,000

   11,965    Batavia, New York, City School District, GO,
             BAN, 4.25% due 11/02/2007                                   11,972

    4,200    Binghamton, New York, City School District, GO,
             BAN, 3.90% due 9/19/2008                                     4,210

    8,300    Canandaigua, New York, City School District,
             GO, BAN, 4% due 10/18/2007                                   8,302

    1,870    Cattaraugus County, New York, Development
             Agency, IDR (Gowanda Electronics Corporation),
             VRDN, AMT, Series A, 3.99% due 9/01/2021 (k)                 1,870

    6,200    Corning, New York, City School District, GO,
             BAN, 4% due 6/27/2008                                        6,211

    2,800    Corning, New York, City School District, GO,
             RAN, 4% due 11/14/2007                                       2,801

    3,365    Dutchess County, New York, IDA, Civic Facility
             Revenue Bonds (Trinity-Pawling School
             Corporation), VRDN, 3.74% due 10/01/2032 (k)                 3,365

   12,400    Eagle Tax-Exempt Trust, Hudson Yards Infrastructure
             Corporation, New York, Revenue Bonds,
             VRDN, Series 2007-0030, Class A, 3.91%
             due 2/15/2047 (c)(i)(k)                                     12,400



     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

             Eagle Tax-Exempt Trust, Metropolitan
             Transportation Authority, New York, Revenue
             Bonds, VRDN, Class A (i)(k):
$   5,000       Series 2003-0051, 3.92% due 11/15/2032 (c)           $    5,000
   11,780       Series 2006-0015, 3.92% due 11/15/2035 (g)               11,780

    7,730    Eagle Tax-Exempt Trust, Metropolitan
             Transportation Authority, New York, Revenue
             Refunding Bonds, VRDN, Series 2002-6003,
             Class A, 3.92% due 11/15/2032 (f)(i)(k)                      7,730

    5,095    Eagle Tax-Exempt Trust, New York City,
             New York, City IDA, Revenue Bonds, VRDN,
             Series 2006-0112, Class A, 3.92%
             due 3/01/2046 (c)(i)(k)                                      5,095

             Eagle Tax-Exempt Trust, New York State Thruway
             Authority, Revenue Refunding Bonds, GO, VRDN,
             Class A (f)(i)(k):
   14,235       Series 2006-0061, 3.90% due 1/01/2032                    14,235
    6,900       Series 2006-0063, 3.92% due 1/01/2030                     6,900

    6,930    Eagle Tax-Exempt Trust, Port Authority of New
             York and New Jersey, Revenue Refunding
             Bonds, VRDN, Series 2006-0045, Class A, 4%
             due 5/01/2034 (g)(i)(k)                                      6,930

    6,000    Eagle Tax-Exempt Trust, Triborough Bridge and
             Tunnel Authority, New York, Revenue Bonds,
             VRDN, Series 2003-0004, Class A, 3.92%
             due 11/15/2032 (c)(i)(k)                                     6,000

    8,200    Eastchester, New York, Union Free School District,
             GO, TAN, 4% due 6/20/2008                                    8,217

    3,000    Eastport-South Manor Central School District,
             New York, GO, BAN, 4% due 10/05/2007                         3,000

   20,810    Eclipse Funding Trust, Solar Eclipse Certificates,
             New York Convention Center Development
             Corporation, VRDN, Series 2006-0004, 3.78%
             due 11/15/2027 (a)(i)(k)                                    20,810

   10,000    Elwood, New York, Union Free School District,
             GO, TAN, 4% due 6/27/2008                                   10,025

             Erie County, New York, IDA, Civic Facility
             Revenue Bonds, VRDN (k):
    3,660       (Child and Family Services of Erie County),
                3.92% due 6/01/2022                                       3,660
    1,260       (Claddagh Commission Inc. Project), 3.92%
                due 12/01/2015                                            1,260

    8,000    Erie County, New York, IDA, Revenue Bonds
             (Orchard Park CCRC Project), VRDN, Series B,
             3.85% due 11/15/2036 (k)                                     8,000

    1,719    Fayetteville-Manlius, New York, Central School
             District, GO, BAN, 4% due 11/02/2007                         1,719

    1,260    Freeport, New York, GO, BAN, Series A, 4%
             due 5/09/2008                                                1,262

    1,754    GS Pool Trust, Riverhead, New York, IDA, M/F
             Housing Revenue Bonds, FLOATS, VRDN, AMT,
             Series 55TP, 3.94% due 12/01/2047 (i)(k)                     1,754

    9,875    Glens Falls, New York, City School District, GO,
             BAN, 4% due 7/11/2008                                        9,896



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)           CMA New York Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

$   4,100    Greenport, New York, Union Free School District,
             GO, TAN, 4% due 6/30/2008                               $    4,107

    2,240    Guilderland, New York, IDA, Civic Facility,
             Revenue Bonds (West Turnpike), VRDN, Series A,
             3.92% due 4/01/2020 (k)                                      2,240

    1,700    Half Hollow Hills Central School District of
             Huntington and Babylon, New York, GO, TAN, 4%
             due 6/30/2008                                                1,704

   14,500    Harborfields Central School District (Greenlawn),
             New York, GO, TAN, 3.90% due 6/27/2008                      14,526

   19,500    Hauppauge, New York, Union Free School District,
             GO, TAN, 3.90% due 6/27/2008                                19,535

   22,900    Hempstead, New York, Union Free School District,
             GO, TAN, 4.25% due 6/24/2008                                22,981

      800    Hicksville, New York, Union Free School District,
             GO, TAN, 4% due 6/27/2008                                      802

    3,800    Hilton, New York, Central School District, GO,
             RAN, 4% due 6/19/2008                                        3,808

   11,899    Hudson Yards Infrastructure Corporation,
             New York, Revenue Bonds, FLOATS, VRDN,
             Series 1896, 3.93% due 2/15/2047 (c)(i)(k)                  11,899

   20,000    Huntington, New York, Union Free School District,
             GO, TAN, 3.641% due 6/27/2008                               20,038

   16,000    Islip, New York, IDA, Industrial Revenue Bonds
             (Bayshore LLC Project), VRDN, AMT, 3.91%
             due 12/01/2029 (k)                                          16,000

    7,800    Islip, New York, Union Free School District 002,
             GO, TAN, 3.90% due 6/27/2008                                 7,814

    4,100    Kings Park, New York, Central School District, GO,
             BAN, 3.90% due 8/15/2008                                     4,109

    2,500    Laurens, New York, Central School District, GO,
             BAN, 4% due 6/26/2008                                        2,505

    7,800    Lehman Municipal Trust Receipts, New York State
             Dormitory Authority Revenue Bonds, FLOATS, VRDN,
             Series K61W, 3.90% due 11/04/2017 (a)(i)(k)                  7,800

    5,300    Lindenhurst, New York, Union Free School District,
             School Construction, GO, BAN, Series B, 4%
             due 7/10/2008                                                5,311

             Long Island Power Authority, New York, Electric
             System Revenue Bonds, VRDN (k):
   29,775       FLOATS, Series 822-D, 3.90%
                due 9/01/2029 (b)(i)                                     29,775
    4,000       Series E, 3.80% due 12/01/2029 (f)                        4,000
   11,200       Series H, 3.74% due 12/01/2029 (f)                       11,200
    2,900       Sub-Series 1A, 3.88% due 5/01/2033                        2,900
    1,100       Sub-Series 7-B, 3.74% due 4/01/2025 (g)                   1,100

             Long Island Power Authority, New York, Electric
             System Revenue Refunding Bonds, VRDN (k):
   22,375       FLOATS, Series 339, 3.90%
                due 12/01/2026 (g)(i)                                    22,375
    8,200       Series A, 5.125% due 6/01/2008 (f)(h)                     8,360

    7,900    Mattituck-Cutchogue, New York, Union Free
             School District, GO, TAN, 3.90% due 6/30/2008                7,914



     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

$  21,495    Metropolitan Transportation Authority, New York,
             Dedicated Tax Fund Revenue Bonds, VRDN,
             Series D-1, 3.80% due 11/01/2034 (a)(k)                 $   21,495

    5,800    Metropolitan Transportation Authority, New York,
             Dedicated Tax Fund, Revenue Refunding Bonds,
             VRDN, Series B, 3.80% due 11/01/2022 (f)(k)                  5,800

             Metropolitan Transportation Authority, New York,
             GO, VRDN (k):
   56,380       Sub-Series A-1, 3.81% due 11/01/2034 (b)                 56,380
   63,655       Sub-Series A-3, 3.81% due 11/01/2034 (j)                 63,655

             Metropolitan Transportation Authority, New York,
             Revenue Bonds, VRDN (k):
   24,804       FLOATS, Series 823D, 3.90%
                due 11/15/2023 (f)(i)                                    24,804
   19,926       FLOATS, Series 848-D, 3.90%
                due 11/15/2021 (c)(i)                                    19,926
    9,705       MERLOTS, Series A12, 3.92%
                due 11/15/2022 (f)(i)                                     9,705
    7,935       PUTTERS, Series 816, 3.90%
                due 5/15/2013 (a)(i)                                      7,935
    6,755       ROCS, Series II-R-594PB, 3.93%
                due 11/15/2033 (a)(i)                                     6,755
    6,600       Sub-Series E-1, 3.89% due 11/01/2035                      6,600

             Metropolitan Transportation Authority, New York,
             Revenue Refunding Bonds, VRDN (k):
    2,595       FLOATS, Series 1448, 3.98%
                due 11/15/2031 (i)                                        2,595
   10,390       ROCS, Series II-R-557, 3.91%
                due 11/15/2022 (c)(i)                                    10,390
   13,800       Series D-1, 3.81% due 11/01/2029 (f)                     13,800
   32,185       Series D-2, 3.81% due 11/01/2032 (f)                     32,185

    3,000    Miller Place, New York, Union Free School District,
             GO, TAN, 4% due 6/30/2008                                    3,006

    1,635    Monroe County, New York, IDA, Civic Facility
             Revenue Refunding Bonds (Al Sigl Center for
             Rehabilitation Agencies, Inc. Project), VRDN,
             3.92% due 12/01/2034 (k)                                     1,635

    8,465    Municipal Securities Trust Certificates, New York
             State Dormitory Authority, VRDN, Series 7020,
             Class A, 3.92% due 6/15/2035 (d)(i)(k)(l)                    8,465

   13,250    Nassau County, New York, IDA, Revenue Bonds
             (Clinton Plaza Senior Housing Project), VRDN,
             AMT, 3.84% due 9/01/2034 (e)(k)                             13,250

    2,700    New Rochelle, New York, City School District,
             GO, BAN, 4% due 4/25/2008                                    2,705

             New York City, New York, City Housing
             Development Corporation, M/F Mortgage
             Revenue Bonds, VRDN, AMT, Series A (k):
   10,900       (Parkview II Apartments Project), 3.90%
                due 12/01/2037                                           10,900
   16,000       (Spring Creek Housing LP), 3.91%
                due 12/01/2039                                           16,000

   19,510    New York City, New York, City Housing
             Development Corporation, M/F Mortgage Revenue
             Refunding Bonds (The Crest Project), VRDN,
             Series A, 3.88% due 12/01/2036 (k)                          19,510



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)           CMA New York Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

             New York City, New York, City Housing
             Development Corporation, M/F Rental Housing
             Revenue Bonds, VRDN (k):
$  14,065       (Armory Place LLC), AMT, Series A, 3.90%
                due 3/15/2033 (e)                                    $   14,065
   24,830       (Brittany Development), AMT, Series A, 3.90%
                due 6/15/2029 (e)                                        24,830
   26,550       (Carnegie Park), Series A, 3.74%
                due 11/15/2019 (e)                                       26,550
   35,400       (Clinton 54 LLC), AMT, Series A, 3.92%
                due 8/15/2032 (e)                                        35,400
   12,765       (Lyric Development), AMT, Series A, 3.90%
                due 11/15/2031 (e)                                       12,765
   11,620       (Monterey), Series A, 3.74%
                due 11/15/2019 (e)                                       11,620
   13,700       (One Columbus Place Development), AMT,
                Series A, 3.92% due 11/15/2028 (e)                       13,700
   31,900       (Tribeca Towers), AMT, Series A, 3.82%
                due 11/15/2019 (e)                                       31,900
   19,400       (West 43rd Street Development), AMT,
                Series A, 3.90% due 4/15/2029 (e)                        19,400
   35,400       (West 89th Street Development), AMT,
                Series A, 3.82% due 11/15/2029                           35,400
   34,000       (West End Towers), AMT, Series A, 3.90%
                due 5/15/2034 (e)                                        34,000

             New York City, New York, City IDA, Civic Facility
             Revenue Bonds, VRDN (k):
    3,110       (Allen-Stevenson School Project), 3.87%
                due 12/01/2034                                            3,110
    2,040       (Federation of French Alliances in the United
                States Project), 3.92% due 2/01/2035                      2,040
    5,145       (Heart Share Human Services), Series A,
                3.81% due 7/01/2021                                       5,145
    1,565       (Hewitt School Project), 3.87%
                due 12/01/2034                                            1,565
    3,000       (Spence-Chapin, Services to Families and
                Children Project), 3.87% due 12/01/2036                   3,000

    6,205    New York City, New York, City IDA, Civic Facility
             Revenue Refunding Bonds (Brooklyn Heights
             Montessori School Project), VRDN, 3.81%
             due 1/01/2027 (k)                                            6,205

   20,000    New York City, New York, City IDA, IDR
             (Tiago Holdings LLC), VRDN, AMT, 3.87%
             due 1/01/2037 (k)                                           20,000

   25,000    New York City, New York, City IDA, Liberty
             Revenue Bonds (FC Hanson Office Associates LLC
             Project), VRDN, 3.84% due 12/01/2039 (k)                    25,000

    9,000    New York City, New York, City IDA, Special Facility
             Revenue Bonds (Air Express International
             Corporation Project), VRDN, AMT, 3.91%
             due 7/01/2024 (k)                                            9,000

   15,000    New York City, New York, City Municipal Water
             Finance Authority, CP, 3.68% due 12/13/2007                 15,000

             New York City, New York, City Municipal Water
             Finance Authority, Water and Sewer System
             Revenue Refunding Bonds, VRDN (k):
   11,590       FLOATS, Series 1352, 3.90%
                due 6/15/2035 (i)                                        11,590



     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

             New York City, New York, City Municipal Water
             Finance Authority, Water and Sewer System
             Revenue Refunding Bonds, VRDN (k) (concluded):
$  17,620       PUTTERS, Series 622, 3.90%
                due 6/15/2012 (a)(i)                                 $   17,620
   12,000       PUTTERS, Series 988, 3.90%
                due 6/15/2013 (i)                                        12,000
    3,460       PUTTERS, Series 1263, 3.90%
                due 6/15/2013 (f)(i)                                      3,460
   26,880       Series F-2, 3.89% due 6/15/2033                          26,880
   11,000       Sub-Series C-2, 3.80% due 6/15/2018                      11,000

             New York City, New York, City Transitional
             Finance Authority, Future Tax Secured Revenue
             Bonds, VRDN (k):
   67,615       Series A-2, 3.83% due 11/15/2027                         67,615
    4,900       Series B, 3.98% due 2/01/2031                             4,900
    5,000       Series C, 3.86% due 5/01/2028                             5,000

    2,800    New York City, New York, City Transitional
             Finance Authority, Future Tax Secured Revenue
             Refunding Bonds, VRDN, Sub-Series C2, 3.86%
             due 8/01/2031 (k)                                            2,800

    5,595    New York City, New York, City Transitional
             Finance Authority, GO, PUTTERS, VRDN,
             Series 1720, 3.90% due 11/01/2014 (i)(k)                     5,595

             New York City, New York, City Transitional
             Finance Authority Revenue Bonds, VRDN (k):
    5,668       FLOATS, Series 362, 3.90% due 11/01/2023 (i)              5,668
   14,765       FLOATS, Series 536, 3.90%
                due 5/01/2015 (g)(i)                                     14,765
   10,845       (New York City Recovery), Series 1,
                Sub-Series 1-A, 3.85% due 11/01/2022                     10,845
    1,600       (New York City Recovery), Series 1,
                Sub-Series 1-B, 3.80% due 11/01/2022                      1,600
   10,270       (New York City Recovery), Series 3,
                Sub-Series 3-G, 3.77% due 11/01/2022                     10,270
    3,140       ROCS, Series II-R-2052, 3.91%
                due 2/01/2022 (g)(i)                                      3,140
    3,735       ROCS, Series II-R-2054, 3.92%
                due 2/01/2020 (g)(i)                                      3,735
    4,210       Sub-Series 2-B, 3.80% due 11/01/2022                      4,210
    8,525       Sub-Series 2-D, 3.77% due 11/01/2022                      8,525
   11,505       Sub-Series 2-F, 3.86% due 11/01/2022                     11,505
    1,600       Sub-Series B-3, 3.80% due 11/01/2028                      1,600

             New York City, New York, City Transitional Finance
             Authority, Revenue Refunding Bonds, VRDN (k):
    6,995       FLOATS, Series 1857, 3.90%
                due 11/01/2030 (i)                                        6,995
    3,700       (New York City Recovery), Series 3,
                Sub-Series 3-H, 3.86% due 11/01/2022                      3,700
    9,955       ROCS, Series II-R-11096, 3.91%
                due 11/01/2021 (i)                                        9,955

   60,795    New York City, New York, City Transitional Finance
             Authority, Special Tax Revenue Refunding Bonds,
             VRDN, Series C, 3.77% due 2/01/2032 (k)                     60,795

             New York City, New York, GO, FLOATS,
             VRDN (i)(k):
      500       Series 1446, 3.92% due 4/01/2025                            500
      124       Series 1447, 3.92% due 6/01/2024                            124



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)           CMA New York Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

             New York City, New York, GO, VRDN (k):
$   3,630       MSTR, SGB-36, 3.88% due 6/01/2022 (a)(i)             $    3,630
    5,465       PUTTERS, Series 1299, 3.90%
                due 4/01/2014 (f)(i)                                      5,465
    1,990       PUTTERS, Series 1318, 3.90%
                due 6/01/2013 (a)(i)                                      1,990
    4,335       PUTTERS, Series 1381, 3.90%
                due 6/01/2014 (a)(i)                                      4,335
   17,815       PUTTERS, Series 1996, 3.90%
                due 4/01/2014 (i)                                        17,815
   30,000       ROCS, Series II-R-251A, 3.93%
                due 12/15/2033 (i)                                       30,000
    9,000       ROCS, Series II-R-518, 3.91%
                due 8/01/2022 (g)(i)                                      9,000
   10,835       ROCS, Series II-R-4563, 3.91%
                due 8/01/2022 (b)(i)                                     10,835
    6,860       Series F-4, 3.83% due 2/15/2020                           6,860
    4,200       Series F-5, 3.83% due 2/15/2016                           4,200
   20,350       Series J, Sub-Series J-2, 3.88% due 2/15/2016            20,350
   14,200       Series J, Sub-Series J-3, 3.88% due 2/15/2016            14,200
   17,545       Sub-Series A-3, 3.83% due 8/01/2031                      17,545
    2,520       Sub-Series A-9, 3.80% due 8/01/2018                       2,520
    9,600       Sub-Series B-9, 3.88% due 8/15/2023                       9,600
    5,000       Sub-Series C-3, 3.84% due 8/15/2029 (b)                   5,000
   11,000       Sub-Series E-3, 3.84% due 8/01/2034                      11,000
   27,640       Sub-Series H-6, 3.87% due 3/01/2034                      27,640

             New York City, New York, GO, VRDN, Refunding (k):
   11,270       PUTTERS, Series 914, 3.90%
                due 2/01/2013 (c)(i)                                     11,270
    1,820       PUTTERS, Series 1341, 3.90%
                due 2/01/2014 (g)(i)                                      1,820
    9,660       PUTTERS, Series 2013, 3.83%
                due 2/01/2014 (i)                                         9,660
    7,615       Sub-Series C-2, 3.83% due 8/01/2020                       7,615
   30,550       Sub-Series C-4, 3.72% due 8/01/2020                      30,550

    2,290    New York City, New York, Jay Street Development
             Corporation, Court Facility, Lease Revenue Bonds
             (Jay Street Project), VRDN, Series A-1, 3.74%
             due 5/01/2022 (k)                                            2,290

   13,905    New York State Commander of General Services
             Revenue Bonds (People of the State of New York),
             VRDN, 3.93% due 9/01/2021 (k)                               13,905

   18,285    New York State Dormitory Authority, Mental Health
             Facilities Improvement Revenue Refunding Bonds,
             VRDN, Series F-2B, 3.85% due 2/15/2021 (f)(k)               18,285

             New York State Dormitory Authority, Mental
             Health Services Revenue Bonds, VRDN (k):
    9,300       Sub-Series D-2B, 3.80% due 2/15/2031 (f)                  9,300
    2,800       Sub-Series D-2E, 3.81% due 2/15/2031                      2,800
   22,700       Sub-Series D-2G, 3.81% due 2/15/2031                     22,700
   15,000       Sub-Series D-2H, 3.81% due 2/15/2031                     15,000

    8,200    New York State Dormitory Authority, Non-State
             Supported Debt Revenue Bonds (Barnard College),
             VRDN, Series B, 3.83% due 7/01/2037 (c)(k)                   8,200



     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

             New York State Dormitory Authority Revenue
             Bonds, VRDN (k):
$   6,900       FLOATS, Series 894, 3.90%
                due 7/01/2027 (g)(i)                                 $    6,900
    8,125       MERLOTS, Series B30, 3.92%
                due 3/15/2027 (c)(i)                                      8,125
    3,750       (North Shore-Long Island Jewish Health
                System), ROCS, Series II-R-656CE, 3.91%
                due 11/01/2034 (i)                                        3,750
    6,615       PUTTERS, Series 1955, 3.90%
                due 3/15/2015 (i)                                         6,615
   29,985       PUTTERS, Series 1956, 3.90%
                due 3/15/2015 (i)                                        29,985
    6,880       PUTTERS, Series 1959, 3.90%
                due 3/15/2015 (i)                                         6,880
    6,120       ROCS, Series II-R-11041CE, 3.91%
                due 5/01/2033 (i)                                         6,120
    4,690       (Teresian Housing Corporation), 3.84%
                due 7/01/2033                                             4,690

    3,000    New York State Energy Research and
             Development Authority, Facilities Revenue Bonds
             (Consolidated Edison Company of New York, Inc.
             Project), VRDN, AMT, Sub-Series C-3, 3.91%
             due 11/01/2039 (k)                                           3,000

             New York State, HFA, Housing Revenue Bonds,
             VRDN, AMT, Series A (k):
   12,150       (363 West 30th Street), 3.90%
                due 11/01/2032 (m)                                       12,150
    3,400       (West 33rd Street Housing), 3.90%
                due 11/15/2036 (e)                                        3,400
   33,700       (West 43rd Street), 3.92% due 11/01/2034                 33,700
    9,850       (West 43rd Street), 3.94% due 11/01/2034                  9,850

    4,825    New York State, HFA, M/F Housing Revenue Bonds,
             VRDN, Series A, 3.89% due 11/01/2028 (a)(k)                  4,825

             New York State, HFA, M/F Revenue Bonds, VRDN,
             Series A (e)(k):
    5,000       (750 6th Ave), 3.91% due 5/15/2031                        5,000
    5,600       (Kew Gardens Hills), AMT, 3.82%
                due 5/15/2036                                             5,600

             New York State, HFA, Revenue Bonds, VRDN,
             AMT (k):
   23,565       (360 West 43rd Street), Series A, 3.90%
                due 11/15/2033 (e)                                       23,565
   28,600       (1501 Lex Associates LP), Series A, 3.82%
                due 5/15/2032 (e)                                        28,600
   25,000       (Avalon Bowery Place II), Series A, 3.86%
                due 11/01/2039                                           25,000
   37,245       (Biltmore Tower Project), Series A, 3.91%
                due 5/15/2034 (e)                                        37,245
   23,630       (Chelsea Apartments), Series A, 3.88%
                due 11/15/2036 (e)                                       23,630
   12,000       (Gethsemane Apartments), Series A, 3.91%
                due 5/15/2033 (e)                                        12,000
   29,100       (Saxony Housing), Series A, 3.92%
                due 5/15/2030                                            29,100
   13,000       (Talleyrand Crescent), 3.85%
                due 5/15/2028 (e)                                        13,000



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)           CMA New York Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

             New York State, HFA, Revenue Bonds, VRDN,
             AMT (k) (concluded):
$  32,600       (Tribeca Pointe LLC), Series A, 3.90%
                due 5/15/2029 (e)                                    $   32,600
   54,400       (Tribeca), Series A, 3.82% due 11/15/2029 (e)            54,400
   10,800       (Victory Housing), Series A, 3.90%
                due 11/01/2033 (m)                                       10,800
   10,100       (West 17th Street Housing), Series A, 3.94%
                due 11/01/2039                                           10,100
    4,500       (Worth Street Project), Series A, 3.90%
                due 5/15/2033 (e)                                         4,500

             New York State, HFA, Service Contract Revenue
             Refunding Bonds, VRDN (k):
    7,200       Series C, 3.83% due 3/15/2026                             7,200
   18,600       Series D, 3.83% due 3/15/2026                            18,600

       83    New York State Local Government Assistance
             Corporation Revenue Bonds, VRDN, Series B,
             3.75% due 4/01/2025 (k)                                         83

    5,700    New York State Mortgage Agency, Homeowner
             Mortgage Revenue Bonds, VRDN, AMT, Series 142,
             3.91% due 10/01/2037 (k)                                     5,700

   15,340    New York State Power Authority, GO, VRDN,
             3.64% due 3/01/2016 (k)                                     15,340

   10,510    New York State Thruway Authority, Highway and
             Bridge Trust Fund, General Revenue Bonds, PUTTERS,
             VRDN, Series 1098, 3.90% due 7/01/2013 (f)(i)(k)            10,510

    8,740    New York State Thruway Authority, Highway and
             Bridge Trust Fund Revenue Bonds, ROCS, VRDN,
             Series II-R-10140, 3.91% due 4/01/2011 (c)(i)(k)             8,740

             New York State Thruway Authority, Highway and
             Bridge Trust Fund, Revenue Refunding Bonds,
             VRDN (a)(i)(k):
   13,085       FLOATS, Series 1611, 3.90% due 4/01/2025                 13,086
    3,000       ROCS, Series II-R-458, 3.91% due 4/01/2020                3,000
    7,490       ROCS, Series II-R-5012, 3.92% due 4/01/2019               7,490

    9,000    New York State Urban Development Corporation,
             COP, ROCS, VRDN, Series II-R-10011CE, 3.93%
             due 4/01/2010 (i)(k)                                         9,000

             New York State Urban Development Corporation
             Revenue Bonds, FLOATS, VRDN (i)(k):
   15,500       Series 1664, 3.90% due 3/15/2027                         15,500
    4,000       Series SG-164, 3.90% due 3/15/2033 (c)                    4,000

    1,700    North Babylon, New York, Union Free School
             District, GO, TAN, 4% due 6/26/2008                          1,704

    1,046    North Syracuse, New York, Central School District,
             GO, BAN, 4% due 6/19/2008                                    1,048

    3,300    Ogdensburg, New York, Enlarged City School
             District, GO, RAN, 4% due 6/27/2008                          3,305

    4,100    Oneida County, New York, IDA, IDR (Rome
             Properties LLC Project), VRDN, AMT, 3.99%
             due 6/01/2027 (k)                                            4,100

    3,900    Oneida County, New York, IDA, Revenue Bonds
             (Preswick Glen Civic Facility Project), VRDN,
             3.82% due 10/01/2036 (k)                                     3,900



     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

$   1,825    Onondaga County, New York, IDA, IDR (Peregrine
             International LLC Project), VRDN, AMT, 3.88%
             due 5/01/2022 (k)                                       $    1,825

    2,300    Onondaga County, New York, IDA, Solid Waste
             Disposal Facility, Revenue Refunding Bonds
             (Solvay Paperboard Project), VRDN, AMT, 3.94%
             due 7/01/2023 (k)                                            2,300

    3,400    Ontario County, New York, IDA, Civic Facility
             Revenue Bonds (Friends of the Finger Lakes
             Performing Arts Center, Inc. Project), VRDN,
             Series A, 3.87% due 12/01/2036 (k)                           3,400

    7,561    Orange County, New York, GO, BAN, 3.90%
             due 7/24/2008                                                7,562

    1,640    Oswego County, New York, IDA, Civic Facility
             Revenue Bonds (O H Properties Inc. Project),
             VRDN, Series A, 3.94% due 6/01/2024 (k)                      1,640

    2,800    Otsego County, New York, IDA, Civic Facility
             Revenue Bonds (Templeton Foundation Project),
             VRDN, Series A, 3.92% due 6/01/2027 (k)                      2,800

             Port Authority of New York and New Jersey
             Revenue Bonds, VRDN (i)(k):
   13,096       FLOATS, AMT, Series 1748, 3.94%
                due 10/15/2032 (c)                                       13,096
   27,800       PUTTERS, Series 2092, 3.90%
                due 8/15/2017 (f)                                        27,800

    7,985    Port Authority of New York and New Jersey,
             Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
             Series C01, 3.83% due 12/01/2016 (f)(i)(k)                   7,985

             Poughkeepsie City, New York, GO, BAN:
    2,453       Series B, 3.90% due 9/12/2008                             2,460
    6,880       Series C, 3.90% due 7/18/2008                             6,894

   15,000    Ramapo, New York, Housing Authority Revenue
             Bonds (Fountainview at College Road, Inc.
             Project), VRDN, 3.89% due 12/01/2029 (k)                    15,000

             Rockland County, New York, GO, BAN:
    9,100       4% due 12/20/2007                                         9,104
    6,700       Series E, 3.641% due 9/04/2008                            6,716

    2,100    Rockland County, New York, GO, Refunding, BAN,
             Series C, 3.875% due 10/04/2007                              2,100

             Rockland County, New York, IDA, Civic Facility
             Revenue Bonds (Dominican College Project),
             VRDN (k):
    6,750       Series A, 3.88% due 7/01/2035                             6,750
    3,015       Series B, 3.88% due 7/01/2035                             3,015

    9,485    Rockland County, New York, IDA, Civic Facility
             Revenue Refunding Bonds (Dominican College
             Project), VRDN, Series A, 3.88% due 5/01/2034 (k)            9,485

    3,500    Rome, New York, City School District, GO, BAN,
             Series A, 4% due 7/25/2008                                   3,506

    8,200    Rome, New York, City School District, GO, RAN,
             4% due 6/20/2008                                             8,211

    4,200    Rome, New York, City School District, GO,
             Refunding, BAN, Series A, 4% due 6/27/2008                   4,206



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)           CMA New York Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

$   5,700    Schenectady, New York, City School District, GO,
             RAN, 4% due 7/31/2008                                   $    5,710

   10,435    Shenendehowa Central School District of Clifton
             Park, New York, GO, Refunding, BAN, 3.85%
             due 6/27/2008                                               10,437

    2,500    South Glens Falls, New York, Central School
             District, GO, RAN, 4% due 7/03/2008                          2,505

    2,500    Southampton, New York, Union Free School
             District, GO, BAN, 3.90% due 9/17/2008                       2,506

    7,500    Southampton, New York, Union Free School
             District, GO, TAN, 3.90% due 6/27/2008                       7,515

    6,750    Syracuse, New York, IDA, PILOT Revenue Bonds,
             FLOATS, VRDN, AMT, Series 1631, 3.94%
             due 1/01/2036 (i)(j)(k)                                      6,750

    4,100    Tarrytowns, New York, Union Free School District,
             GO, TAN, 3.90% due 6/13/2008                                 4,108

             Tobacco Settlement Financing Corporation of New
             York Revenue Bonds, VRDN (k):
    7,365       PUTTERS, Series 648, 3.73%
                due 6/01/2011 (a)(i)                                      7,365
    2,885       ROCS, Series II-R-2034, 3.92%
                due 6/01/2020 (a)(i)                                      2,885
    1,600       Series B-1, 5% due 6/01/2008                              1,613

    3,300    Tonawanda, New York, City School District, GO,
             RAN, 4% due 10/24/2007                                       3,301

    3,900    Triborough Bridge and Tunnel Authority, New York,
             General Purpose Revenue Refunding Bonds, VRDN,
             Series B, 3.77% due 1/01/2032 (a)(k)                         3,900

             Triborough Bridge and Tunnel Authority, New York,
             General Revenue Refunding Bonds, VRDN (k):
   10,000       Series F, 3.85% due 11/01/2032                           10,000
    6,580       Sub-Series B-2, 3.85% due 1/01/2032                       6,580
   31,000       Sub-Series B-3, 3.89% due 1/01/2032                      31,000

             Triborough Bridge and Tunnel Authority, New York,
             Revenue Bonds, VRDN (i)(k):
    8,950       FLOATS, Series 1878, 3.90% due 11/15/2037                 8,950
    7,055       PUTTERS, Series 342, 3.90%
                due 11/15/2020 (a)                                        7,055
    2,030       ROCS, Series II-R-2013, 3.91%
                due 11/15/2021 (a)                                        2,030

             Triborough Bridge and Tunnel Authority, New York,
             Revenue Refunding Bonds, VRDN (k):
   27,400       (MTA Bridges and Tunnels), Series AB, 3.83%
                due 1/01/2019 (f)                                        27,400
    9,885       MERLOTS, Series B03, 3.92%
                due 11/15/2020 (g)(i)                                     9,885
   14,365       MERLOTS, Series B13, 3.92%
                due 11/15/2021 (g)(i)                                    14,365
   14,020       PUTTERS, Series 304, 3.90%
                due 11/15/2018 (g)(i)                                    14,020
    5,295       ROCS, Series II-R-1032, 3.91%
                due 11/15/2021 (g)(i)                                     5,295



     Face
   Amount    Municipal Bonds                                           Value

New York (concluded)

$   5,600    Tsasc, Inc., New York, Revenue Refunding Bonds,
             ROCS, VRDN, Series II-R-519CE, 3.85%
             due 6/01/2042 (i)(k)                                    $    5,600

    2,500    UBS Municipal CRVS Trust, New York State
             Thruway Authority, Highway and Bridge Trust Fund
             Revenue Bonds, FLOATS, VRDN, Series 07-17,
             3.90% due 10/01/2017 (i)(k)                                  2,500

    1,800    UBS Municipal CRVS Trust, New York State Urban
             Development Corporation Revenue Bonds,
             FLOATS, VRDN, Series 07-1037, 3.90%
             due 3/15/2017 (i)(k)                                         1,800

    3,500    Ulster County, New York, GO, BAN, 4%
             due 11/21/2007                                               3,502

    3,300    Vestal, New York, GO, Refunding, BAN, 4%
             due 5/23/2008                                                3,308

    1,591    Victor, New York, Central School District, GO,
             Refunding, BAN, 4% due 10/05/2007                            1,592

      800    Wantagh, New York, Union Free School District,
             GO, TAN, 3.641% due 6/27/2008                                  802

   13,961    Watertown, New York, Enlarged City School
             District, GO, Refunding, BAN, 4% due 6/26/2008              13,987

    2,155    Watertown, New York, GO, BAN, 4.25%
             due 2/27/2008                                                2,160

    4,300    Westchester County, New York, IDA, Civic Facility
             Revenue Refunding Bonds (Northern Westchester
             Hospital), VRDN, 3.87% due 11/01/2024 (k)                    4,300

    1,500    Yonkers, New York, IDA, Revenue Bonds,
             MERLOTS, VRDN, Series A01, 3.97%
             due 7/01/2042 (i)(k)                                         1,500


Puerto Rico--1.0%

    8,845    Municipal Securities Trust Certificates, Puerto Rico,
             GO, VRDN, Series 2002-199, Class A, 3.87%
             due 1/25/2016 (g)(i)(k)                                      8,845

    4,550    Puerto Rico Municipal Finance Agency Revenue
             Bonds, FLOATS, VRDN, Series 805, 3.88%
             due 8/01/2027 (f)(i)(k)                                      4,550

   12,682    Puerto Rico Public Buildings Authority Revenue
             Refunding Bonds, FLOATS, VRDN, Series 747D,
             3.88% due 7/01/2017 (b)(i)(k)                               12,682

    3,307    Puerto Rico Public Finance Corporation Revenue
             Bonds, FLOATS, VRDN, Series 919, 3.88%
             due 8/01/2026 (b)(i)(k)                                      3,307

Total Investments (Cost--$2,938,770*)--99.0%                          2,938,770
Other Assets Less Liabilities--1.0%                                      28,626
                                                                     ----------
Net Assets--100.0%                                                   $2,967,396
                                                                     ==========



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)           CMA New York Municipal Money Fund
                                                                 (In Thousands)


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FHA Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Prerefunded.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(j) XL Capital Insured.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(m) FHLMC Collateralized.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                 CMA North Carolina Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

North Carolina--99.6%

$   1,400    Alamance County, North Carolina, Industrial
             Facilities and Pollution Control Financing Authority,
             IDR (Millender Project), VRDN, AMT, 3.96%
             due 12/01/2020 (d)                                      $    1,400

      800    Buncombe County, North Carolina, Industrial
             Facilities and Pollution Control Financing Authority,
             Revenue Refunding Bonds (Industrial Development
             Alliance), VRDN, AMT, 4.04% due 8/01/2009 (d)                  800

    1,800    Carrboro, North Carolina, BAN, 4% due 12/05/2007             1,801

    1,460    Charlotte, North Carolina, Airport Revenue Bonds,
             VRDN, AMT, Series B, 5% due 7/01/2008 (b)(d)                 1,472

    4,551    Charlotte, North Carolina, Water and Sewer, CP,
             3.65% due 12/06/2007                                         4,551

             Charlotte-Mecklenburg Hospital Authority, North
             Carolina, Health Care System Revenue Refunding
             Bonds (Carolinas Healthcare System), VRDN (d):
    1,250       Series B, 3.93% due 1/15/2026                             1,250
      800       Series D, 3.91% due 1/15/2026                               800

             Cleveland County, North Carolina, Industrial
             Facilities and Pollution Control Financing Authority,
             Industrial Revenue Bonds, VRDN, AMT (d):
    3,765       (Blachford Rubber Project), 3.98%
                due 7/01/2023                                             3,765
    5,000       (Chris Craft Corporation Project), 3.91%
                due 5/01/2032                                             5,000

    3,364    Columbus County, North Carolina, Water and Sewer
             District Number 2, GO, BAN, 4% due 2/06/2008                 3,368

    1,900    Eagle Tax-Exempt Trust, North Carolina Capital
             Facilities Financing Agency, Revenue Refunding
             Bonds, VRDN, Series 2006-0139, Class A, 3.93%
             due 10/01/2041 (d)(f)                                        1,900

    5,561    East Moore, North Carolina, Water District, BAN,
             4.25% due 4/02/2008                                          5,572

    1,800    Eclipse Funding Trust, Solar Eclipse Certificates,
             Sampson County, North Carolina, COP, VRDN,
             Series 2006-0160, 3.60% due 6/01/2017 (c)(d)(f)              1,800

    1,270    Gaston County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Marlatex Corporation Project), VRDN, AMT, 4.01%
             due 6/01/2015 (d)                                            1,270

    2,545    Guilford County, North Carolina, GO, VRDN, Series C,
             4% due 10/01/2007 (d)                                        2,545

             Guilford County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR,
             VRDN, AMT (d):
    2,800       (High Point Textiles Auxiliaries), Refunding,
                3.96% due 6/01/2012                                       2,800
    2,900       (Nat Sherman Building LLC), 4.06%
                due 3/01/2022                                             2,900
    2,200       (Snider Tire Inc.), 3.96% due 10/01/2019                  2,200

      420    Hertford, North Carolina, GO, BAN, 4%
             due 3/19/2008                                                  421

      525    Hertford, North Carolina, Water and Sewer, GO,
             BAN, 4% due 10/10/2007                                         525



     Face
   Amount    Municipal Bonds                                           Value

North Carolina (continued)

             Lee County, North Carolina, Industrial Facilities and
             Pollution Control Financing Authority, IDR, VRDN,
             AMT (d):
$     200       (Arden Corporation Project), 4.02%
                due 8/01/2034                                        $      200
    2,825       (Lee Central LLC Project), 3.96%
                due 12/01/2023                                            2,825

             Lincoln County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR,
             VRDN, AMT (d):
    1,695       (Packaging NC Project), 3.98% due 10/01/2013              1,695
    2,000       (Sabo USA Inc. Project), .98% due 5/01/2019               2,000

    9,000    Martin County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Penco Products Project), VRDN, AMT, 4.02%
             due 9/01/2022 (d)                                            9,000

    1,100    Mecklenburg County, North Carolina, COP, VRDN,
             Series A, 3.93% due 2/01/2027 (d)                            1,100

             Mecklenburg County, North Carolina, Industrial
             Facilities and Pollution Control Financing Authority,
             Industrial Revenue Bonds, VRDN, AMT (d):
      300       (Ferguson Supply and Box Manufacturing),
                3.98% due 8/01/2010                                         300
      770       (Piedmont Plastics Project), 3.98%
                due 10/01/2013                                              770
    3,850       (Southern Steel Company LLC Project), 3.96%
                due 3/02/2015                                             3,850

    2,000    Municipal Securities Trust Certificates, North
             Carolina GO, VRDN, Series 138, Class A, 3.92%
             due 3/16/2015 (d)(f)                                         2,000

    2,200    North Carolina Agriculture Finance Authority,
             Agriculture Development Revenue Bonds
             (Albemarle Cotton Growers), VRDN, AMT, 3.96%
             due 7/01/2014 (d)                                            2,200

    6,210    North Carolina Agriculture Finance Authority,
             Agriculture Development Revenue Refunding Bonds
             (Harvey Fertilizer and Gas Project), VRDN, AMT,
             4.01% due 6/01/2016 (d)                                      6,210

             North Carolina Capital Facilities Finance Agency, CP:
    4,000       3.65% due 11/15/2007                                      4,000
    2,528       3.68% due 12/06/2007                                      2,528

    3,700    North Carolina Capital Facilities Finance Agency,
             Educational Facilities Revenue Bonds (Megellan
             Charter School Project), VRDN, 3.91%
             due 6/01/2027 (d)                                            3,700

      100    North Carolina Capital Facilities Finance Agency,
             Exempt Facilities Revenue Bonds (Republic Services
             Inc. Project), VRDN, AMT, 4% due 7/01/2034 (d)                 100

    1,645    North Carolina Capital Facilities Finance Agency,
             IDR, Refunding (Safety Test and Equipment
             Company Project), VRDN, AMT, Series A-2, 3.92%
             due 11/01/2021 (d)                                           1,645

    1,307    North Carolina Eastern Municipal Power Agency,
             Power System Revenue Refunding Bonds, MERLOTS,
             VRDN, Series 955-D, 3.91% due 1/01/2018 (a)(d)(f)            1,307



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)     CMA North Carolina Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

North Carolina (continued)

$   1,000    North Carolina Educational Facilities Finance
             Agency, Educational Facilities Revenue Bonds
             (Duke University Project), VRDN, Series A, 3.82%
             due 12/01/2017 (d)                                       $   1,000

    1,400    North Carolina Educational Facilities Finance Agency,
             Revenue Bonds (Duke University Project), VRDN,
             Series B, 3.82% due 12/01/2021 (d)                           1,400

             North Carolina HFA, Home Ownership Revenue
             Bonds, VRDN, AMT (d):
    5,990       MERLOTS, Series B12, 3.97% due 7/01/2037 (f)              5,990
    1,200       Series 15-C, 3.88% due 7/01/2032 (c)                      1,200
    4,400       Series 17-C, 3.88% due 7/01/2033                          4,400
    7,800       Series 18-C, 3.88% due 1/01/2035                          7,800
    2,500       Series 22-C, 3.65% due 10/01/2007                         2,500

    9,225    North Carolina HFA, Home Ownership Revenue
             Refunding Bonds, FLOATS, VRDN, AMT, Series 1784,
             3.96% due 1/01/2039 (d)(f)                                   9,225

    1,570    North Carolina HFA, Revenue Bonds, ROCS, VRDN,
             AMT, Series II-R-175, 4% due 1/01/2034 (d)(f)                1,570

    2,700    North Carolina Infrastructure Finance Corporation,
             COP (North Carolina State Correctional Facilities
             Project), VRDN, Series A, 4% due 2/01/2008 (d)               2,703

    5,200    North Carolina Medical Care Commission, Health
             Care Facilities, Revenue Refunding Bonds, ROCS,
             VRDN, Series II-R-811, 3.92% due 6/01/2039 (d)(f)            5,200

    4,335    North Carolina Municipal Power Agency Number 1,
             Catawba Electric Revenue Bonds, ROCS, VRDN,
             Series II-R-211, 3.92% due 1/01/2020 (b)(d)(f)               4,335

             North Carolina State Educational Assistance
             Authority, Revenue Refunding Bonds (Guaranteed
             Student Loan), VRDN, AMT (a)(d):
    8,000       Series A-1, 3.93% due 9/01/2035                           8,000
    3,715       Series A-2, 3.93% due 9/01/2035                           3,715

    2,220    North Carolina State, GO, PUTTERS, VRDN,
             Series 1400, 3.92% due 6/01/2014 (d)(f)                      2,220

    1,095    North Carolina State Ports Authority, Exempt Facility
             Revenue Bonds (Wilmington Bulk LLC Project),
             VRDN, AMT, Series A, 3.98% due 9/01/2022 (d)                 1,095

      640    Piedmont Triad Airport Authority, North Carolina,
             Special Facility Revenue Bonds (Cessna Aircraft
             Company Project), VRDN, 3.92% due 10/01/2012 (d)               640

             Raleigh Durham, North Carolina, Airport Authority,
             Airport Revenue Bonds, VRDN, AMT (d):
    2,962       FLOATS, Series 1832, 3.94%
                due 5/01/2037 (f)(g)                                      2,962
    4,860       PUTTERS, Series 2012, 3.96%
                due 5/01/2015 (f)                                         4,860
    9,500       Series A, 3.93% due 5/01/2036 (e)                         9,500



     Face
   Amount    Municipal Bonds                                           Value

North Carolina (concluded)

$     280    Rockingham County, North Carolina, Industrial
             Facilities and Pollution Control Financing Authority
             Revenue Bonds (Whiteridge Inc. Project), VRDN,
             AMT, 3.98% due 2/01/2013 (d)                            $      280

    2,300    Rowan County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, PCR, IDR
             (Hon Industries Project), VRDN, AMT, 3.96%
             due 4/01/2018 (d)                                            2,300

    3,000    Rutherford County, North Carolina, Industrial
             Facilities and Pollution Control Financing Authority,
             IDR (All American Homes of North Carolina), VRDN,
             AMT, 4% due 11/01/2011 (d)                                   3,000

    1,260    Sampson County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Dubose Strapping Inc. Project), VRDN, AMT, 4.01%
             due 1/01/2012 (d)                                            1,260

    1,400    Stanley County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Patrick Industries Project), VRDN, AMT, 4.23%
             due 8/01/2010 (d)                                            1,400

    1,324    Trinity, North Carolina, GO, BAN, 4.25%
             due 4/23/2008                                                1,327

    3,300    UBS Municipal CRVS Trust, North Carolina Medical
             Care Commission, Health Care Facilities, Revenue
             Refunding Bonds, FLOATS, VRDN, Series 07-1021,
             3.92% due 9/01/2015 (d)(f)                                   3,300

    4,500    University of North Carolina, University Revenue
             Refunding Bonds, VRDN, Series B, 3.85%
             due 12/01/2025 (d)                                           4,500

    2,220    Vance County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR (HH
             Hunt Manufacturing Facilities LLC Project), VRDN,
             4.01% due 6/01/2015 (d)                                      2,220

    2,400    Wake County, North Carolina, Housing Authority,
             M/F Housing Revenue Bonds (Casa-Melvid
             Apartments), VRDN, AMT, Series A, 3.97%
             due 11/01/2033 (d)                                           2,400

    1,600    Wilson County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Supreme/Murphy Truck Project), VRDN, AMT, 4.15%
             due 6/01/2015 (d)                                            1,600

    2,000    Winston-Salem, North Carolina, Water and Sewer
             System, Revenue Refunding Bonds, VRDN, Series C,
             3.85% due 6/01/2028 (d)                                      2,000

    3,265    Yancey County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Altec Industries, Inc. Project), VRDN, AMT, 3.98%
             due 3/01/2027 (d)                                            3,265

Total Investments (Cost--$200,736*)--99.6%                              200,736
Other Assets Less Liabilities--0.4%                                         800
                                                                     ----------
Net Assets--100.0%                                                   $  201,536
                                                                     ==========



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)     CMA North Carolina Municipal Money Fund
                                                                 (In Thousands)


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) XL Capital Insured.

(f) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g) FGIC Insured.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                           CMA Ohio Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Ohio--100.2%

$  10,820    ABN AMRO MuniTops Certificates Trust, Cincinnati,
             Ohio, School District, GO, VRDN, Series 2003-34,
             3.90% due 12/01/2011 (d)(e)(g)                          $   10,820

    5,000    ABN AMRO MuniTops Certificates Trust,
             Middletown, Ohio, City School District, GO, VRDN,
             Series 2004-23, 3.93% due 12/01/2011 (c)(e)(g)               5,000

    7,595    ABN AMRO MuniTops Certificates Trust, South-
             Western City School District, Ohio, Revenue
             Bonds, VRDN, Series 2001-7, 3.90%
             due 12/01/2007 (a)(e)(g)                                     7,595

    5,000    ABN AMRO MuniTops Certificates Trust, University
             of Cincinnati, Ohio, VRDN, Series 2004-4, 3.93%
             due 6/01/2012 (a)(e)(g)                                      5,000

    4,930    ABN AMRO MuniTops Certificates Trust, Westerville,
             Ohio, City School District, VRDN, Series 2001-3,
             3.90% due 6/01/2009 (b)(e)(g)                                4,930

      985    Akron, Ohio, Income Tax Revenue Bonds, PUTTERS,
             VRDN, Series 381, 3.92% due 12/01/2011 (c)(e)(g)               985

             American Municipal Power, Inc., Ohio, BAN:
      240       3.70% due 12/06/2007                                        240
    1,085       (Brewster Village Project), 3.70% due 1/10/2008           1,085
    3,240       (Bryan Project), 3.85% due 8/15/2008                      3,240
      533       (Hubbard Project), 3.70% due 9/25/2008                      533
      500       (Lodi Village Project), 3.75% due 3/13/2008                 500
      390       (Saint Mary's Project), 3.70% due 10/02/2008                390
      380       (Versailles Project), 3.75% due 11/15/2007                  380
      175       (Yellow Springs Project), 3.75% due 11/01/2007              175

    8,000    American Municipal Power, Inc., Ohio, Electricity
             Purchase Revenue Bonds, VRDN, Series A, 5%
             due 2/01/2008 (e)                                            8,032

      980    American Municipal Power, Inc., Ohio, RAN, 3.65%
             due 11/01/2007                                                 980

    1,380    American Municipal Power, Inc., Ohio, Revenue
             Refunding Bonds (Combustion Turbine Project),
             VRDN, 3.87% due 3/01/2023 (e)                                1,380

      570    Avon, Ohio, GO, BAN, Series 2, 4.05%
             due 3/03/2008                                                  571

    1,010    Avon, Ohio, Local School District, School
             Construction, GO, BAN, 4.125% due 1/11/2008                  1,011

    3,700    Bank of America AUSTIN Trust, Cincinnati, Ohio,
             City School District, COP, Refunding, VRDN,
             Series 2007-155, 3.92% due 12/15/2026 (d)(e)(g)              3,700

    1,020    Barberton, Ohio, Various Purpose Improvement
             Notes, GO, 4.25% due 11/15/2007                              1,021

      100    Bedford Heights, Ohio, GO, BAN, 3.95%
             due 2/14/2008                                                  100

      380    Brunswick, Ohio, GO (Traffic Signal Project), BAN,
             3.85% due 12/05/2007                                           380

    4,885    Butler County, Ohio, Healthcare Facilities Revenue
             Bonds (LifeSphere), VRDN, 3.80% due 5/01/2030 (e)            4,885

    6,895    Butler County, Ohio, Hospital Facilities Revenue
             Bonds, PUTTERS, VRDN, Series 1596, 3.92%
             due 5/15/2014 (c)(e)(g)                                      6,895



     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

$   2,000    Butler County, Ohio, Technology and Career
             Development School District, GO, BAN, 4.25%
             due 6/20/2008                                            $   2,007

      625    Celina, Ohio, GO, Refunding, BAN, 4.25%
             due 11/14/2007                                                 625

    3,250    Cincinnati, Ohio, City School District, GO, PUTTERS,
             VRDN, Series 315, 3.92% due 6/01/2010 (d)(e)(g)              3,250

             Clark County, Ohio, GO, BAN:
      285       4.02% due 2/13/2008                                         285
      700       4% due 5/08/2008                                            701

    1,610    Cleveland Heights, Ohio, GO, BAN, 4%
             due 8/07/2008                                                1,614

    4,550    Cleveland, Ohio, Airport System Revenue Bonds,
             VRDN, AMT, Series D, 3.94% due 1/01/2027 (e)                 4,550

    3,385    Clinton County, Ohio, Hospital Revenue Refunding
             Bonds, VRDN, Series D-1, 3.87% due 12/01/2015 (e)            3,385

      900    Clinton County, Ohio, Human Services, GO, BAN,
             4.31% due 1/24/2008                                            901

    3,330    Columbus, Ohio, City School District, GO,
             Refunding, PUTTERS, VRDN, Series 1488, 3.92%
             due 6/01/2014 (d)(e)(g)                                      3,330

    8,035    Columbus, Ohio, Regional Airport Authority, M/F
             Housing Revenue Refunding Bonds (West Bay
             Apartments Project), VRDN, AMT, 3.99%
             due 12/01/2034 (e)                                           8,035

    4,230    Cuyahoga County, Ohio, Civic Facility Revenue
             Bonds (Fairfax Development Corporation), VRDN,
             3.92% due 6/01/2022 (e)                                      4,230

    3,000    Cuyahoga County, Ohio, EDR (Cleveland Botanical
             Garden Project), VRDN, 3.88% due 7/01/2031 (e)               3,000

             Cuyahoga County, Ohio, Health Care Facilities
             Revenue Bonds, VRDN (e):
    2,230       (Catholic Charities Facilities), 3.93%
                due 7/01/2012                                             2,230
    4,680       (Sisters of Charity Health System), 3.88%
                due 11/01/2030                                            4,680

    1,395    Cuyahoga County, Ohio, IDR, Refunding (Parma
             Care Center Inc. Project), VRDN, AMT, 3.92%
             due 12/01/2011 (e)                                           1,395

             Cuyahoga County, Ohio, IDR ,VRDN (e):
    3,485       (AFI Generations LLC Projects), AMT, Series B,
                3.94% due 4 /01/2037                                      3,485
    1,900       (All Foils, Inc. Project), AMT, Series A, 3.94%
                due 4/01/2017                                             1,900
      145       (Athens Pastries Inc. Project), AMT, 3.99%
                due 6/03/2009                                               145
      145       (Erieview Metal Treating Project), 3.99%
                due 5/05/2010                                               145
    6,000       (Orlando Baking Company Project), AMT, 4.10%
                due 1/01/2023                                             6,000

    9,000    Dayton-Montgomery County Port Authority, Ohio,
             Special Airport Facilities Revenue Bonds (Wilmington
             Air Park LLC), VRDN, AMT, Series C, 4.05%
             due 2/01/2037 (e)                                            9,000



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)               CMA Ohio Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

$     750    Deerfield Township, Ohio, GO, BAN, Series B, 3.75%
             due 11/29/2007                                          $      750

    3,460    Deerfield Township, Ohio, Tax Increment Revenue
             Bonds, Subordinated Notes, VRDN, Series A, 3.88%
             due 12/01/2022 (e)                                           3,460

    4,000    Delaware County, Ohio, Port Authority, EDR
             (Columbus Zoological Park), VRDN, 3.89%
             due 8/01/2018 (e)                                            4,000

    1,795    Dover, Ohio, Various Purpose Improvement Notes,
             GO, 4.25% due 4/03/2008                                      1,800

    1,000    Eagle Tax-Exempt Trust (Cincinnati, Ohio, City School
             District), COP, VRDN, Series 2006-0155, Class A,
             3.93% due 12/15/2032 (d)(e)(g)                               1,000

    4,000    Eagle Tax-Exempt Trust (Cleveland, Ohio, Water
             District), VRDN, Series 98, Class 3501, 3.91%
             due 1/01/2021 (e)(g)                                         4,000

             Elyria, Ohio, GO, BAN:
      600       4.25% due 7/03/2008                                         602
    3,300       Series 2, 4% due 10/02/2008                               3,312
    1,970    Euclid, Ohio, GO, BAN, 4% due 5/29/2008                      1,973

             Fairborn, Ohio, GO, BAN:
      705       4.25% due 6/26/2008                                         707
      560       (Fire Station), 4.25% due 11/01/2007                        560
      270       Special Assessment, 4.50% due 8/15/2008                     272

      250    Fairborn, Ohio, Water System Improvements, GO,
             BAN, 4.50% due 6/26/2008                                       251

    3,780    Franklin County, Ohio, Health Care Facilities,
             Revenue Refunding Bonds (Worthington Christian),
             VRDN, 4% due 7/01/2016 (e)                                   3,780

    5,085    Franklin County, Ohio, Hospital Revenue Refunding
             Bonds (The Children's Hospital Project), VRDN,
             Series B, 3.93% due 5/01/2029 (c)(e)                         5,085

      750    Geauga County, Ohio, Safety Center Improvements,
             GO, BAN, 4% due 8/27/2008                                      752

      190    Greene County, Ohio, IDR (FC Limited/AFC
             Stamping), VRDN, AMT, 3.99% due 9/01/2016 (e)                  190

    8,000    Greene County, Ohio, Sewer System Revenue
             Refunding Bonds, FLOATS, VRDN, Series 1610,
             3.91% due 12/01/2025 (a)(e)(g)                               8,000

    4,800    Hamilton County, Ohio, EDR (The Contemporary Arts
             Center), VRDN, 3.90% due 11/01/2021 (e)                      4,800

    3,604    Hamilton County, Ohio, Sales Tax Revenue Refunding
             Bonds, FLOATS, VRDN, Series 1820, 3.91%
             due 12/01/2032 (a)(e)(g)                                     3,604

    3,155    Hamilton County, Ohio, Student Housing
             Revenue Bonds (Block 3 Community Urban
             Redevelopment Corporation Project), VRDN,
             3.90% due 8/01/2036 (e)                                      3,155

    3,510    Hamilton, Ohio, GO, BAN, 4% due 9/11/2008                    3,518

    5,855    Hancock County, Ohio, M/F Housing Revenue Bonds
             (Crystal Glen Apartments), VRDN, AMT, Series A,
             3.93% due 1/01/2031 (e)                                      5,855



     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

$     575    Huber Heights, Ohio, IDR (Lasermike Inc. Project),
             VRDN, 3.99% due 12/01/2014 (e)                          $      575

    2,275    Independence, Ohio, EDR, Refunding
             (Rockside Spectrum Building), VRDN, 3.93%
             due 12/01/2016 (e)                                           2,275

      620    Indian Lake, Ohio, Local School District, School
             Construction, GO, BAN, 4.53% due 12/13/2007                    621

    1,350    Kent, Ohio, GO, BAN, 4.25% due 10/18/2007                    1,350

    4,910    Knox County, Ohio, Hospital Facilities Revenue
             Bonds (Knox Community Hospital Project), VRDN,
             3.88% due 12/01/2029 (e)                                     4,910

             Lake County, Ohio, GO, BAN :
      640       4.25% due 5/15/2008                                         642
      585       4.25% due 7/18/2008                                         587

      670    Lancaster, Ohio, Street Improvements, GO, BAN,
             4.25% due 10/17/2007                                           670

      130    Lehman Municipal Trust Receipts, Madeira, Ohio,
             City School District, GO, Refunding, VRDN,
             Series 07-K8, 3.98% due 12/01/2027 (d)(e)(g)                   130

    2,000    Lehman Municipal Trust Receipts, Ohio State HFA,
             FLOATS, VRDN, AMT, Series 2006-K25, 4.01%
             due 9/01/2031 (e)(g)                                         2,000

      700    Licking County, Ohio, GO (Mountainview Project),
             BAN, 4.50% due 9/03/2008                                       705

    3,490    Lima, Ohio, Water Systems Capital Facilities, GO,
             BAN, 4.25% due 5/29/2008                                     3,498

      630    Lorain County, Ohio, Highway Improvement, GO,
             BAN, 4.25% due 3/28/2008                                       632

    1,780    Lorain County, Ohio, Highway Improvement, GO,
             Refunding, BAN, Series B, 4.25% due 6/04/2008                1,786

      755    Lorain County, Ohio, Sewer Improvement, GO, BAN,
             4.50% due 8/15/2008                                            760

      130    Lucas County, Ohio, EDR (Hammill Manufacturing
             Company Project), VRDN, AMT, 3.93%
             due 5/01/2010 (e)                                              130

             Lucas County, Ohio, Hospital Revenue Bonds,
             VRDN (e):
       25       (Sunshine Children's Home Project), 4.03%
                due 12/01/2007                                               25
      830       (Sunshine Inc. Northwest Ohio Project), 4.03%
                due 6/02/2014                                               830

    1,495    Mahoning County, Ohio, IDR (Industrial
             Waste Control Project), VRDN, AMT, 3.99%
             due 12/01/2032 (e)                                           1,495

      515    Mahoning County, Ohio, Revenue Bonds
             (Youngstown Community School Project), VRDN,
             4.03% due 2/01/2017 (e)                                        515

             Marion County, Ohio, GO, BAN:
      858       (Legacy Crossing), 4.10% due 5/01/2008                      860
      516       (Menard Capital Improvements), 4.15%
                due 10/23/2007                                              516



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)               CMA Ohio Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

             Marion, Ohio, GO, BAN:
$     675       4% due 6/26/2008                                     $      676
    5,825       4.25% due 10/17/2007                                      5,827

      630    Marysville, Ohio, GO, BAN, 4.25% due 3/06/2008                 631

    1,185    Mason, Ohio, IDR (O D M Properties LLC Project),
             VRDN, AMT, 4.09% due 11/01/2018 (e)                          1,185

      982    Massillon, Ohio, GO, BAN (Lincoln Center), 4.125%
             due 11/13/2007                                                 983

      680    Medina County, Ohio, IDR (Partners in Plastics
             Project), VRDN, AMT, 3.99% due 9/01/2012 (e)                   680

    2,443    Mentor, Ohio, GO, BAN, 4.25% due 3/14/2008                   2,449

    1,265    Middletown, Ohio, GO (Union Road Improvements),
             VRDN, 4.25% due 11/01/2007 (e)                               1,266

             Montgomery County, Ohio, Health Care Facilities
             Revenue Bonds, VRDN (e):
    2,170       (Kettering Affiliated Project), 3.96%
                due 5/01/2022                                             2,170
    1,400       (South Community Inc. Project), 3.98%
                due 9/01/2014                                             1,400

    1,270    Montgomery County, Ohio, IDR (Citywide
             Development Corporation Project), VRDN, AMT,
             4.15% due 12/01/2013 (e)                                     1,270

    5,070    Montgomery County, Ohio, M/F Housing Revenue
             Refunding Bonds (Timber Creek Village Apartments),
             VRDN, AMT, 3.95% due 12/01/2027 (e)                          5,070

    2,200    Montgomery County, Ohio, Revenue Bonds
             (Catholic Health Initiatives), VRDN, Series B-2,
             3.90% due 4/01/2037 (e)                                      2,200

             Muskingum County, Ohio, Sanitation and Sewer
             Improvements, GO, BAN :
    1,920       4.46% due 1/17/2008                                       1,924
      620       4.15% due 9/25/2008                                         623

      550    Newark, Ohio, GO, BAN (Evans Boulevard
             Construction), 4.50% due 10/10/2007                            550

             North Ridgeville, Ohio, Capital Improvement,
             GO, BAN:
      715       Series 2, 4% due 6/05/2008                                  716
      490       Series 3, 3.95% due 6/05/2008                               491

    1,575    Oakwood, Ohio, Land Acquisition, GO, BAN, 4.25%
             due 10/17/2007                                               1,576

    3,670    Ohio HFA, Mortgage Revenue Refunding Bonds,
             MERLOTS, VRDN, AMT, Series A02, 3.85%
             due 3/01/2036 (e)(f)(g)                                      3,670

             Ohio State Air Quality Development Authority,
             Revenue Refunding Bonds (Cincinnati Gas and
             Electric), VRDN (e):
    2,100       Series A, 4.10% due 9/01/2030                             2,100
    2,100       Series B, 4.10% due 9/01/2030                             2,100

             Ohio State, GO, Common Schools, VRDN (e):
    2,100       Series A, 3.83% due 3/15/2025                             2,100
    1,600       Series C, 3.85% due 6/15/2026                             1,600



     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

             Ohio State, GO, PUTTERS, VRDN (e)(g):
$   9,480       Series 306, 3.92% due 11/01/2018                     $    9,480
    4,565       Series 1485, 3.92% due 3/15/2014 (b)                      4,565

             Ohio State Higher Educational Facilities Commission
             Revenue Bonds, VRDN (e):
    1,955       (Mount Vernon Nazareth College Project),
                3.93% due 9/01/2009                                       1,955
      900       (Kenyon College Project), 3.93% due 11/01/2035              900

      790    Ohio State Higher Educational Facilities Commission,
             Revenue Refunding Bonds (Pooled Financing), VRDN,
             3.96% due 12/01/2016 (e)                                       790

    2,700    Ohio State IDR (University Forest Products Project),
             VRDN, AMT, 4.01% due 10/01/2020 (e)                          2,700

      700    Ohio State, Solid Waste Revenue Bonds (BP
             Chemical Inc.), VRDN, AMT, 4% due 8/01/2034 (e)                700

             Ohio State Solid Waste Revenue Bonds, VRDN,
             AMT (e):
    1,100       (BP Exploration and Oil Inc. Project), 4%
                due 8/01/2034                                             1,100
    4,005       (BP Exploration and Oil Project), 4%
                due 8/01/2034                                             4,005
    3,950       (BP Products of North America), 4%
                due 8/01/2034                                             3,950
    3,200       (Republic Services, Inc. Project), 4.13%
                due 11/01/2035                                            3,200

    2,070    Ohio State Solid Waste Revenue Refunding Bonds
             (BP Products of North America), VRDN, AMT,
             Series B, 4% due 8/01/2034 (e)                               2,070

    4,000    Ohio State Water Development Authority, Pollution
             Control Facilities, Revenue Refunding Bonds
             (FirstEnergy Nuclear Generation Corporation Project),
             VRDN, AMT, Series A, 3.88% due 8/01/2033 (e)                 4,000

      530    Olmsted Falls, Ohio, City School District, GO, BAN,
             4.875% due 12/06/2007                                          531

    1,000    Olmsted Falls, Ohio, GO, BAN, 3.90%
             due 10/18/2007                                               1,000

      920    Painesville, Ohio, GO, BAN, Series 3, 4.25%
             due 11/13/2007                                                 921

    1,405    Parma Heights, Ohio, Street Improvements, GO, BAN,
             3.75% due 9/12/2008                                          1,405

      500    Paulding County, Ohio, Solid Waste Disposal
             Revenue Bonds (Lafarge Corporation Project), VRDN,
             AMT, 3.99% due 8/01/2026 (e)                                   500

    6,100    Port of Greater Cincinnati Development Authority,
             Ohio, Special Obligation Development Revenue
             Bonds (Springdale Public Infrastructure), VRDN,
             3.80% due 2/01/2031 (e)                                      6,100

    4,845    Portage County, Ohio, IDR (Singer Steel Company
             Project), VRDN, AMT, 4.10% due 1/01/2020 (e)                 4,845

      660    Portage County, Ohio, Industrial Revenue Bonds
             (John E. Susong Project), VRDN, Series B, 3.99%
             due 5/02/2016 (e)                                              660



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)               CMA Ohio Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

             Portage County, Ohio, Industrial Revenue Refunding
             Bonds, VRDN (e):
$     660       (John E. Susong Project), Series A, 3.99%
                due 5/02/2011                                        $      660
    1,260       (PM Properties One Ltd.), AMT, 4.15%
                due 11/01/2012                                            1,260

      258    Richland County, Ohio, GO, BAN, 4.25%
             due 3/25/2008                                                  259

      559    Saint Mary's, Ohio, Sanitation Improvement, GO,
             BAN, 4% due 6/04/2008                                          560

    1,265    Seven Hills, Ohio, GO, Refunding, BAN (Street
             Improvements), 4.25% due 12/06/2007                          1,266

      980    Sharonville, Ohio, GO, BAN, 4.25% due 7/25/2008                984

      625    Springdale, Ohio, GO, BAN, 4.25% due 10/11/2007                625

             Stark County, Ohio, Port Authority, EDR, VRDN,
             AMT (e) :
    5,100       (Meiser Bartley Gratings Project), 4.10%
                due 4/01/2015                                             5,100
    3,300       (Slesnick Iron and Metal Project), 4.10%
                due 8/01/2017                                             3,300

      500    Strongsville, Ohio, IDR (E&E Properties/Dupli Systems
             Project), VRDN, AMT, 4.08% due 2/01/2010 (e)                   500

    1,450    Summit County, Ohio, Exempt Facility Revenue
             Bonds (KB Compost Services Inc. Project), VRDN,
             AMT, 3.99% due 12/01/2011 (e)                                1,450

      440    Summit County, Ohio, IDR (Waldonia Investment
             Project), VRDN, AMT, 3.99% due 7/01/2018 (e)                   440

    4,375    Summit County, Ohio, Port Authority Revenue Bonds
             (Compost Services, Inc. Project), VRDN, AMT, 3.99%
             due 4/01/2021 (e)                                            4,375

      395    Tipp City, Ohio, Capital Facilities, GO, Refunding,
             BAN, 4% due 4/24/2008                                          396

    3,500    Toledo, Ohio, City School District, GO, PUTTERS,
             VRDN, Series 655, 3.92% due 12/01/2011 (c)(e)(g)             3,500

    3,500    Trumbull County, Ohio, IDR (Ellwood Engineered
             Casting Company), Refunding, VRDN, AMT 3.99%
             due 4/01/2013 (e)                                            3,500



     Face
   Amount    Municipal Bonds                                           Value

Ohio (concluded)

$   2,000    Trumbull County, Ohio, IDR (McDonald Steel
             Corporation), VRDN, AMT 3.99% due 4/01/2017 (e)         $    2,000

    2,000    University of Cincinnati, Ohio, General Receipts
             Revenue Refunding Bonds, BAN, Series F, 3.73%
             due 4/01/2008                                                2,000

      595    Valley View, Ohio, IDR (Porter Development Project),
             VRDN, AMT, 4.08% due 5/01/2016 (e)                             595

      600    Valley View, Ohio, IDR, Refunding and Improvement
             Bonds (Sweet Valley Dillon), VRDN, 3.99%
             due 4/01/2011 (e)                                              600

    2,955    Van Wert County, Ohio, GO, BAN (Capital Facilities),
             4.25% due 12/13/2007                                         2,959

      500    Wapakoneta, Ohio, BAN, 4% due 11/14/2007                       500

    1,085    Warren County, Ohio, IDR (PAC Manufacturing LLC
             Project), VRDN, AMT, 4.05% due 12/01/2025 (e)                1,085

      570    Warren County, Ohio, Infrastructure Improvements,
             GO, BAN, 4.15% due 9/05/2008                                   572

    3,400    West Chester Township, Ohio, Tax Increment
             Financing Revenue Bonds (West Chester Streets
             Project), VRDN, 3.95% due 12/01/2021 (e)                     3,400

      800    Wickliffe, Ohio, Capital Improvement, GO, BAN,
             4.25% due 12/06/2007                                           801

      535    Willoughby, Ohio, IDR (Malish Brush and Specialty),
             VRDN, AMT, 4.30% due 6/01/2009 (e)                             535

      670    Wilmington, Ohio, GO (Lowes Drive Construction
             Project), BAN, 4.50% due 7/25/2008                             674

             Wood County, Ohio, IDR, VRDN, AMT (e):
      160       (Centaur Tool and Die Inc. Project), 4.08%
                due 8/01/2010                                               160
    1,405       (Jerl Machine Project), 3.90% due 9/01/2016               1,405

Total Investments (Cost--$365,752*)--100.2%                             365,752
Liabilities in Excess of Other Assets--(0.2%)                             (694)
                                                                     ----------
Net Assets--100.0%                                                   $  365,058
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f) GNMA Collateralized.

(g) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments                   CMA Pennsylvania Municipal Money Fund
as of September 30, 2007 (Unaudited)                             (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania--99.3%

$   5,000    ABN AMRO MuniTops Certificates Trust, Lancaster,
             Pennsylvania, GO, VRDN, Series 2007-47, 3.93%
             due 5/01/2015 (a)(g)                                    $    5,000

   10,230    ABN AMRO MuniTops Certificates Trust,
             Pennsylvania, GO, Refunding, VRDN, Series 2006-48,
             3.93% due 5/15/2014 (c)(g)                                  10,230

    3,760    ABN AMRO MuniTops Certificates Trust,
             Pennsylvania, GO, VRDN, Series 2001-18, 3.93%
             due 10/01/2009 (b)(g)                                        3,760

    4,000    ABN AMRO MuniTops Certificates Trust,
             Pennsylvania Turnpike Commission Revenue Bonds,
             VRDN, Series 2004-9, 3.93% due 12/01/2012 (a)(g)             4,000

    4,600    ABN AMRO MuniTops Certificates Trust,
             Philadelphia, Pennsylvania, Water and Wastewater
             Revenue Bonds, VRDN, Series 2005-15, 3.84%
             due 7/01/2013 (c)(g)                                         4,600

    4,500    ABN AMRO MuniTops Certificates Trust, Upper
             Saint Clair Township School District, Pennsylvania,
             GO, Refunding, VRDN, Series 2002-5, 3.92%
             due 7/15/2010 (c)(g)(h)                                      4,500

             Allegheny County, Pennsylvania, Hospital
             Development Authority Revenue Bonds, PUTTERS
             VRDN (e)(g):
    3,955       Series 1281, 3.92% due 1/15/2011 (b)                      3,955
    9,209       (University of Pittsburgh Medical Center),
                Series B-1, 3.97% due 12/01/2016                          9,209

             Allegheny County, Pennsylvania, Hospital
             Development Authority, Revenue Refunding Bonds,
             VRDN (g):
    7,000       ROCS, Series II-R-11053, 3.92%
                due 11/15/2040 (e)                                        7,000
    4,000       ROCS, Series II-R-11054CE, 3.92%
                due 11/15/2040 (e)                                        4,000
    1,100       (University of Pittsburgh Medical Center),
                Series B, 5% due 6/15/2008                                1,110

    5,155    BB&T Municipal Trust, Philadelphia, Pennsylvania,
             School District, GO, Refunding, FLOATS, VRDN,
             Series 2004, 3.90% due 6/01/2034 (b)(e)(g)                   5,155

    8,300    Bank of America MACON Trust, Pennsylvania
             Economic Development Financing Authority, Solid
             Waste Disposal Revenue Bonds, VRDN, AMT,
             Series V, 3.96% due 11/01/2028 (g)                           8,300

             Beaver County, Pennsylvania, IDA, PCR, Refunding
             (FirstEnergy Nuclear Generation Corporation Project),
             VRDN (g):
    1,655       3.96% due 4/01/2041                                       1,655
   12,800       Series C, 3.93% due 3/01/2017                            12,800

    1,200    Bensalem Township, Pennsylvania, School District,
             GO, PUTTERS, VRDN, Series 1915, 3.92%
             due 12/15/2016 (b)(e)(g)                                     1,200

    6,280    Berks County, Pennsylvania, IDA, IDR (Zenith
             Properties LP Project), VRDN, AMT, 4.01%
             due 6/01/2031 (g)                                            6,280



     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

$   6,300    Bethlehem, Pennsylvania, Area School District, GO,
             VRDN, 3.87% due 1/01/2032 (c)(g)                        $    6,300

    2,600    Bradford County, Pennsylvania, IDA, Revenue Bonds
             (State Aggregates Inc. Project), VRDN, AMT, 4.01%
             due 2/01/2015 (g)                                            2,600

             Bucks County, Pennsylvania, IDA, Revenue Bonds,
             VRDN, AMT (g)
    2,915       (L&P Properties LP Project), Series A, 4.11%
                due 6/01/2014                                             2,915
      395       (Specialty Ring Products Inc.), 4.01%
                due 10/01/2009                                              395

    1,295    Carbondale, Pennsylvania, IDA, IDR (JM Wells
             Company LP Project), VRDN, AMT, 3.99%
             due 9/01/2015 (g)                                            1,295

             Chester County, Pennsylvania, IDA Revenue Bonds,
             VRDN, AMT (g)
    2,240       (The Hankin Group), Series A, 4.01%
                due 12/01/2020                                            2,240
    2,440       (West Vincent Association), Series B, 4.01%
                due 12/01/2020                                            2,440

    3,490    Chester County, Pennsylvania, School Authority,
             School Lease Revenue Bonds, PUTTERS, VRDN,
             Series 1123, 3.92% due 10/01/2013 (a)(e)(g)                  3,490

      985    Crawford County, Pennsylvania, IDA (Heatrix
             Inc. Project), VRDN, AMT, Series A, 4.08%
             due 11/01/2017 (g)                                             985

   10,000    Cumberland County, Pennsylvania, Municipal
             Authority, Revenue Refunding Bonds (Asbury
             Obligated Group), VRDN, 3.89% due 1/01/2041 (g)             10,000

      700    Delaware County, Pennsylvania, Authority Revenue
             Refunding Bonds (White Horse Village Project),
             VRDN, Series B, 3.95% due 7/01/2036 (g)                        700

    2,200    Delaware County, Pennsylvania, IDA, PCR,
             Refunding (BP Exploration and Oil), VRDN, 3.95%
             due 10/01/2019 (g)                                           2,200

    1,000    Delaware County, Pennsylvania, IDA, Revenue
             Bonds (Melmark, Inc. Project), VRDN, 3.89%
             due 3/01/2026 (g)                                            1,000

    8,750    Delaware Valley Regional Finance Authority,
             Pennsylvania, Local Government Revenue
             Bonds, ROCS, VRDN, Series II-R-11105, 3.92%
             due 6/01/2037 (e)(g)                                         8,750

    5,000    Eagle Tax-Exempt Trust, Delaware Valley Regional
             Finance Authority, Pennsylvania, Local Government
             Revenue Bonds, VRDN, Series 2004-0026, Class A,
             3.93% due 8/01/2028 (a)(g)                                   5,000

    3,000    Elizabethtown, Pennsylvania, IDA, Revenue
             Refunding Bonds (Pennsylvania College), VRDN,
             3.94% due 6/15/2029 (g)                                      3,000

    2,100    Geisinger Authority, Pennsylvania, Health
             System, ROCS, VRDN, Series II-R-11013, 3.92%
             due 5/01/2037 (e)(g)                                         2,100



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)       CMA Pennsylvania Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

$  11,900    Geisinger Health System, Pennsylvania, Revenue
             Refunding Bonds, VRDN, Series A, 3.90%
             due 5/15/2035 (g)                                       $   11,900

    5,315    Grove City, Pennsylvania, Area Hospital Authority,
             Health Care Facility Revenue Bonds (John XXIII
             Home Project), VRDN, 3.93% due 2/01/2030 (g)                 5,315

    2,330    Hampden, Pennsylvania, IDA, Revenue Refunding
             Bonds (Pennsylvania Pipe Inc.), VRDN, AMT, 4.01%
             due 12/01/2014 (g)                                           2,330

   17,865    Harrisburg, Pennsylvania, Authority, School Revenue
             Refunding Bonds (The School District of Harrisburg
             Project), VRDN, 3.84% due 12/01/2027 (a)(g)                 17,865

    4,660    Indiana County, Pennsylvania, IDA, PCR, Refunding
             (Conemaugh Project), VRDN, AMT, Series A, 3.96%
             due 6/01/2027 (g)                                            4,660

    3,235    Jackson Township, Pennsylvania, IDA Revenue Bonds
             (V&S Lebanon Galvanizing Project), VRDN, AMT,
             4.15% due 4/01/2021 (g)                                      3,235

    1,400    Lackawanna County, Pennsylvania, IDA, IDR
             (Herff Jones Inc. Project), VRDN, AMT, 3.98%
             due 6/01/2026 (g)                                            1,400

    8,660    Lancaster County, Pennsylvania, Hospital Authority,
             Health Center Revenue Refunding Bonds (Brethren
             Village), VRDN, 3.89% due 6/15/2020 (g)                      8,660

      800    Lancaster, Pennsylvania, IDA, IDR (Buck Company
             Project), VRDN, AMT, 3.96% due 2/01/2010 (g)                   800

    3,000    Lancaster, Pennsylvania, IDA, Revenue Bonds
             (Student Lodging, Inc. Project), VRDN, 3.94%
             due 12/01/2026 (g)                                           3,000

    5,000    Lancaster, Pennsylvania, Municipal Authority,
             Revenue Refunding Bonds (Garden Spot Village
             Project), VRDN, Series C, 3.92% due 5/01/2036 (g)            5,000

    2,500    Lehman Municipal Trust Receipts, Pennsylvania
             HFA, FLOATS, VRDN, AMT, Series 2006-K57, 4.07%
             due 10/01/2037 (e)(g)                                        2,500

    2,290    Luzerne County, Pennsylvania, IDA Revenue Bonds
             (Nardone Brothers Baking Project), VRDN, AMT,
             4.01% due 3/01/2019 (g)                                      2,290

             Montgomery County, Pennsylvania, IDA, Revenue
             Bonds, VRDN, (g):
    1,315       (Big Little Association Project), Series A, 4.01%
                due 2/01/2019                                             1,315
    2,405       (Edmund Optical Manufacturing LLC Project),
                AMT, 4.01% due 4/01/2016                                  2,405
    1,000       (Fountain of Life Christian Academy Project),
                Series A, 3.92% due 8/01/2037                             1,000
      985       (Girl Scouts of Southeastern Pennsylvania),
                3.96% due 2/01/2025                                         985
      665       (Independent Support System Project), 3.96%
                due 3/01/2016                                               665
    1,880       (Valley Forge Baptist), 3.96% due 9/01/2023               1,880



     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

$   4,425    Mount Lebanon, Pennsylvania, School District,
             GO, MERLOTS, VRDN, Series B19, 3.92%
             due 2/15/2027 (d)(e)(g)                                  $   4,425

    6,000    Municipal Securities Trust Certificates, Allegheny
             County, Pennsylvania, Port Authority, Revenue
             Refunding Bonds, VRDN, Series 2001-121, Class A,
             3.90% due 12/22/2009 (b)(g)                                  6,000

    3,000    Municipal Securities Trust Certificates, Butler
             County, Pennsylvania, General Authority Revenue
             Bonds, VRDN, Series SGB 72, Class A, 3.75%
             due 10/01/2034 (c)(g)                                        3,000

    2,700    Northampton County, Pennsylvania, General Purpose
             Authority, University Revenue Bonds (Lafayette
             College Project), VRDN, 3.74% due 11/01/2036 (g)             2,700

             Northampton County, Pennsylvania, IDA Revenue
             Bonds, VRDN, AMT (g):
    2,850       (DG Properties Inc. Project), 4.01%
                due 7/01/2021                                             2,850
    1,890       (Nicos Polymers & Grinding), 4.01%
                due 2/01/2020                                             1,890
    1,275       (Reale Association Project), 3.96%
                due 4/01/2012                                             1,275

   15,000    Pennsylvania Economic Development Financing
             Authority, Exempt Facilities Revenue Bonds
             (Merck & Co. Inc. Project), VRDN, AMT, 3.91%
             due 7/01/2031 (g)                                           15,000

             Pennsylvania Economic Development Financing
             Authority Revenue Bonds, VRDN, (g):
    1,000       (Conestoga Wood Specialists), Series C-1,
                4.01% due 3/01/2015                                       1,000
    2,800       (Delancey Traditions Project), AMT, 3.90%
                due 12/01/2036                                            2,800
    1,905       (Waste Gas Fabricating Company Project), AMT,
                Series C-3, 4.01% due 4/01/2020                           1,905
    3,000       (Westrum Harleysville II Project), AMT, 3.90%
                due 12/01/2034                                            3,000

             Pennsylvania Economic Development Financing
             Authority, Wastewater Treatment Revenue Refunding
             Bonds (Sunoco Inc. - R & M Project), VRDN, AMT (g):
    1,900       Series A, 3.995% due 10/01/2034                           1,900
    2,300       Series B, 4.08% due 10/01/2034                            2,300

    7,180    Pennsylvania Energy Development Authority
             Revenue Bonds (B&W Ebensburg Project), VRDN,
             AMT, 3.93% due 12/01/2011 (g)                                7,180

             Pennsylvania HFA, S/F Mortgage Revenue Bonds,
             VRDN, AMT (g):
    5,210       MERLOTS, Series B15, 3.97%
                due 10/01/2026 (e)                                        5,210
    4,290       PUTTERS, Series 1592, 3.96%
                due 10/01/2014 (e)                                        4,290
    6,830       Series 83B, 3.85% due 4/01/2035                           6,830
   13,750       Series 83C, 3.85% due 10/01/2035                         13,750
    2,530       Series 85B, 3.85% due 4/01/2035                           2,530
    7,815       Series 86B, 3.90% due 4/01/2035                           7,815
    9,660       Series 89, 3.90% due 10/01/2035                           9,660
   15,000       Series 90C, 3.85% due 4/01/2036                          15,000



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (continued)       CMA Pennsylvania Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

             Pennsylvania HFA, S/F Mortgage Revenue Refunding
             Bonds, VRDN, AMT (g):
$  14,100       Series 91B, 3.90% due 10/01/2036                     $   14,100
   16,300       Series 92B, 3.83% due 10/01/2036                         16,300
    3,000       Series 99C, 3.90% due 10/01/2023                          3,000

    1,250    Pennsylvania State, GO, Refunding, Third Series,
             5% due 7/01/2008                                             1,262

             Pennsylvania State, GO, VRDN (g):
    4,972       FLOATS, Series 696, 3.91% due 5/01/2018 (c)(e)            4,972
    2,998       FLOATS, Series 1924, 3.91% due 3/01/2020 (e)              2,998
    2,565       PUTTERS, Series 1382, 3.92%
                due 10/01/2013 (e)                                        2,565
    1,700       ROCS, Series II-R-11056, 3.85%
                due 11/01/2026 (e)                                        1,700
    1,000       ROCS, Series II-R-11158, 3.92%
                due 3/01/2023 (e)                                         1,000
      500       Second Series, 5.25% due 10/01/2008                         508

             Pennsylvania State Higher Education Assistance
             Agency, Student Loan Revenue Bonds, VRDN, AMT,
             Series A, (a)(g):
   12,000       3.87% due 12/01/2024                                     12,000
    1,200       3.92% due 7/01/2037                                       1,200
    1,900       3.93% due 6/01/2029                                       1,900

    6,000    Pennsylvania State Higher Education Assistance
             Agency, Student Loan Revenue Refunding Bonds,
             VRDN, AMT, Series B, 3.93% due 1/01/2017 (c)(g)              6,000

             Pennsylvania State Higher Educational Facilities
             Authority Revenue Bonds, VRDN (g):
    2,577       FLOATS, Series 1547, 3.91% due 9/01/2039 (a)(e)           2,577
    3,700       (Honeysuckle Holdings Student Housing Project
                at Bloomsburg University of Pennsylvania),
                Series A, 3.87% due 7/01/2034                             3,700
    1,270       PUTTERS, Series 1858, 3.92%
                due 1/02/2015 (e)(f)                                      1,270
    4,100       (Saint Josep's University), Series C4, 3.90%
                due 11/01/2028                                            4,100
    1,400       (Waynesburg College), Series N2, 3.88%
                due 5/01/2034                                             1,400

             Pennsylvania State Higher Educational Facilities
             Authority, Revenue Refunding Bonds, VRDN (g):
    1,700       (Association of Independent Colleges and
                Universities of Pennsylvania Financing Program),
                Series I1, 3.63% due 11/01/2007                           1,700
    4,164       FLOATS, VRDN, Series 1412, 3.91%
                due 4/01/2028 (d)(e)                                      4,164

    1,000    Pennsylvania State Turnpike Commission, Turnpike
             Revenue Refunding Bonds, VRDN, Series S, 5.50%
             due 6/01/2008 (b)(g)                                         1,012

    1,800    Philadelphia, Pennsylvania, Airport Revenue Bonds,
             VRDN, AMT, Series B, 3.95% due 6/15/2020 (d)(g)              1,800

    5,785    Philadelphia, Pennsylvania, Airport Revenue
             Refunding Bonds, VRDN, AMT, Series C, 3.99%
             due 6/15/2025 (d)(g)                                         5,785



     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

             Philadelphia, Pennsylvania, Authority for IDR,
             VRDN (g):
$   3,940       (Comhar Inc. Project), 3.91% due 9/01/2023           $    3,940
    4,200       (Gift of Life Donor Program Project), 3.87%
                due 12/01/2034                                            4,200
    4,005       (Greater Philadelphia Health Care), Revenue
                Refunding Bonds, 3.87% due 1/01/2024                      4,005
    1,240       (Henry H. Ottens Manufacturing Project), 4.01%
                due 10/01/2013                                            1,240
    1,045       (Interim House West Project), 3.96%
                due 9/01/2026                                             1,045
      675       (Lannett Company Inc. Project), 4.01%
                due 5/01/2014                                               675

   10,000    Philadelphia, Pennsylvania, Gas Works, CP, 3.83%
             due 10/04/2007                                              10,000

   12,000    Philadelphia, Pennsylvania, School District, GO,
             TRAN, Series A, 4.50% due 6/27/2008                         12,068

             Philadelphia, Pennsylvania, Water and Wastewater
             Revenue Refunding Bonds, VRDN (g):
    1,000       6.25% due 8/01/2008 (d)                                   1,022
    3,200       FLOATS, Series 1713, 3.88% due 8/01/2016 (a)              3,200

    1,855    RBC Municipal Products, Inc., Pennsylvania State
             Higher Educational Facilities Authority Revenue
             Bonds, FLOATS, VRDN, Series I-33, 3.91%
             due 7/01/2015 (g)(f)                                         1,855

    1,415    Schuylkill County, Pennsylvania, IDA, Revenue Bonds
             (K.P. Tamaqua, LP Project), VRDN, AMT, 3.91%
             due 1/01/2032 (g)                                            1,415

    1,910    Scranton-Lackawanna, Pennsylvania, Health and
             Welfare Authority, Revenue Refunding
             Bonds, MERLOTS, VRDN, Series A-18, 3.92%
             due 3/01/2015 (a)(e)(g)                                      1,910

    4,000    Shippensburg Borough, Pennsylvania, Authority
             Revenue Refunding Bonds (Bethlehem Area School
             District Project), VRDN, 3.87% due 7/01/2031 (c)(g)          4,000

    2,260    Somerset County, Pennsylvania, IDA Revenue Bonds
             (Somerset Welding and Steel), VRDN, AMT, 3.98%
             due 3/02/2015 (g)                                            2,260

    1,155    Stroudsburg, Pennsylvania, Area School District, GO,
             TRAN, 4.50% due 6/30/2008                                    1,160

    3,100    Susquehanna County, Pennsylvania, IDA Revenue
             Bonds (Stabler Companies Inc. Project), VRDN, AMT,
             4.01% due 12/01/2016 (g)                                     3,100

    4,200    UBS Municipal CRVS Trust, Pennsylvania Economic
             Development Financing Authority Revenue
             Bonds, FLOATS, VRDN, Series 07-15, 3.92%
             due 8/01/2011 (e)(g)                                         4,200

    2,500    UBS Municipal CRVS Trust, Philadelphia,
             Pennsylvania, Authority for IDR, FLOATS, VRDN,
             Series 06-1014, 3.92% due 6/01/2026 (b)(e)(g)                2,500



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Schedule of Investments (concluded)       CMA Pennsylvania Municipal Money Fund
                                                                 (In Thousands)


     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

             University of Pittsburgh, Pennsylvania, The
             Commonwealth System of Higher Education,
             Revenue Refunding Bonds (University Capital
             Project), VRDN, Series A, (g):
$   1,400       3.85% due 9/15/2014                                  $    1,400
    1,300       3.85% due 9/15/2016                                       1,300
    2,800       3.85% due 9/15/2018                                       2,800

      700    Upper Merion, Pennsylvania, Municipal Utility
             Authority, Revenue Refunding Bonds, VRDN, 3.87%
             due 9/01/2016 (g)                                              700

   25,380    Venango, Pennsylvania, IDA, CP, 3.62%
             due 11/14/2007                                              25,380

    2,000    Washington County, Pennsylvania, IDA, IDR
             (Pennatronics Corporation Project), VRDN, AMT,
             3.98% due 11/01/2020 (g)                                     2,000



     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (concluded)

$   4,000    Westmoreland County, Pennsylvania, Municipal
             Authority, Municipal Service Revenue Refunding
             Bonds, 5% due 8/15/2008 (b)                             $    4,047

    1,925    Wyoming, Pennsylvania, IDA, Revenue Bonds (Deer
             Park Lumber, Inc. Project), VRDN, AMT, Series A,
             3.92% due 3/01/2023 (g)                                      1,925

    1,810    York County, Pennsylvania, IDA Revenue Bonds
             (495 Leasing Project), VRDN, AMT, 4.01%
             due 6/01/2021 (g)                                            1,810

Total Investments (Cost--$549,849*)--99.3%                              549,849
Other Assets Less Liabilities--0.7%                                       3,914
                                                                     ----------
Net Assets--100.0%                                                   $  553,763
                                                                     ==========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(f) XL Capital Insured.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Assets and Liabilities

                                                         CMA             CMA             CMA             CMA           CMA
As of September 30, 2007 (Unaudited)                   Arizona        California     Connecticut       Florida    Massachusetts
Assets

Investments in unaffiliated securities, at value*  $  193,546,634  $3,204,959,395  $  569,795,158  $  283,196,056  $  409,500,694
Cash                                                       63,588          91,897         107,581          90,256          39,514
Interest receivable                                       838,005      19,583,306       4,751,934       1,744,018       2,625,512
Receivable for securities sold                          3,001,259              --              --              --              --
Receivable for beneficial interest sold                        --              --              --       4,098,730         101,524
Prepaid expenses and other assets                           4,862          30,800          14,057          11,004           7,192
                                                   --------------  --------------  --------------  --------------  --------------
Total assets                                          197,454,348   3,224,665,398     574,668,730     289,140,064     412,274,436
                                                   --------------  --------------  --------------  --------------  --------------

Liabilities

Payable to investment adviser                              75,806         992,786         224,634         158,892         166,268
Payable to distributor                                     47,190         748,324         140,321          66,998         100,760
Payable for securities purchased                               --       9,706,211              --              --              --
Payable to other affiliates                                 6,012          70,273          14,070           5,959           8,081
Payable for beneficial interest redeemed                      688          14,589             380              --              --
Dividends payable to shareholders                              74              --              --              --             142
Accrued expenses and other liabilities                     12,606          99,706          18,150          15,750          10,709
                                                   --------------  --------------  --------------  --------------  --------------
Total liabilities                                         142,376      11,631,889         397,555         247,599         285,960
                                                   --------------  --------------  --------------  --------------  --------------

Net Assets

Net assets                                         $  197,311,972  $3,213,033,509  $  574,271,175  $  288,892,465  $  411,988,476
                                                   ==============  ==============  ==============  ==============  ==============

Net Assets Consist of

Undistributed investment income--net               $           45  $           79  $           --  $      207,762  $           --
Accumulated realized capital gains (losses)--net         (46,744)          77,785         (9,217)        (13,481)          62,331
                                                   --------------  --------------  --------------  --------------  --------------
Total accumulated earnings (losses)--net                 (46,699)          77,864         (9,217)         194,281          62,331
                                                   --------------  --------------  --------------  --------------  --------------
Shares of beneficial interest, $.10 par value,
unlimited number of shares authorized                  19,738,511     321,333,086      57,435,473      28,890,594      41,192,624
Paid-in capital in excess of par                      177,620,160   2,891,622,559     516,844,919     259,807,590     370,733,521
                                                   --------------  --------------  --------------  --------------  --------------
Net Assets--Equivalent to $1.00 per share based
on shares of beneficial interest outstanding++     $  197,311,972  $3,213,033,509  $  574,271,175  $  288,892,465  $  411,988,476
                                                   ==============  ==============  ==============  ==============  ==============

    ++ Shares of beneficial interest outstanding      197,385,111   3,213,330,860     574,354,726     288,905,944     411,926,243
                                                   ==============  ==============  ==============  ==============  ==============
     * Identified cost                             $  193,546,634  $3,204,959,395  $  569,795,158    $283,196,056    $409,500,694
                                                   ==============  ==============  ==============  ==============  ==============

       See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Assets and Liabilities (concluded)

                                           CMA           CMA             CMA             CMA             CMA           CMA
As of September 30, 2007 (Unaudited)     Michigan     New Jersey       New York     North Carolina       Ohio      Pennsylvania
Assets

Investments in unaffiliated
securities, at value*              $  269,244,195  $1,394,465,425  $2,938,769,684  $  200,736,012  $  365,752,062  $  549,848,726
Cash                                       95,594          12,290          79,671          45,611          72,575          60,300
Interest receivable                     1,411,150       9,184,223      17,878,982       1,313,651       3,259,768       4,210,523
Receivable for securities sold                 --              --      30,009,452              --              --             363
Receivable for beneficial
interest sold                                  --              --              --              --              --              --
Prepaid expenses and other assets          10,165           8,822          20,994           8,963          10,214          10,425
                                   --------------  --------------  --------------  --------------  --------------  --------------
Total assets                          270,761,104   1,403,670,760   2,986,758,783     202,104,237     369,094,619     554,130,337
                                   --------------  --------------  --------------  --------------  --------------  --------------

Liabilities

Payable to investment adviser             105,414         473,790         940,093          78,045         142,861         207,774
Payable to distributor                     65,004         332,166         715,939          49,407          89,267         126,515
Payable for securities purchased               --              --      17,563,536         420,823       3,776,394              --
Payable to other affiliates                 5,668          24,694          54,038           6,722           6,418          11,346
Payable for beneficial interest
redeemed                                    1,120           1,374          13,962             210             834           1,135
Dividends payable to shareholders              --              --             709              12              --              --
Accrued expenses and other
liabilities                                10,318          33,130          74,031          13,311          20,537          20,676
                                   --------------  --------------  --------------  --------------  --------------  --------------
Total liabilities                         187,524         865,154      19,362,308         568,530       4,036,311         367,446
                                   --------------  --------------  --------------  --------------  --------------  --------------

Net Assets

Net assets                         $  270,573,580  $1,402,805,606  $2,967,396,475  $  201,535,707  $  365,058,308  $  553,762,891
                                   ==============  ==============  ==============  ==============  ==============  ==============

Net Assets Consist of

Undistributed investment
income--net                        $           --  $           --  $           10  $           --  $           --  $           --
Accumulated realized
capital gains (losses)--net              (87,002)        (87,747)         111,202         (1,206)           6,304       (184,692)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Total accumulated earnings
(losses)--net                            (87,002)        (87,747)         111,212         (1,206)           6,304       (184,692)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Shares of beneficial interest,
$.10 par value, unlimited number
of shares authorized                   27,072,757     140,289,368     296,769,350      20,155,228      36,505,200      55,399,398
Paid-in capital in excess of par      243,587,825   1,262,603,985   2,670,515,913     181,381,685     328,546,804     498,548,185
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net Assets--Equivalent to $1.00
per share based on shares of
beneficial interest outstanding++  $  270,573,580  $1,402,805,606  $2,967,396,475  $  201,535,707  $  365,058,308  $  553,762,891
                                   ==============  ==============  ==============  ==============  ==============  ==============

    ++ Shares of beneficial
       interest outstanding           270,727,574   1,402,893,681   2,967,693,498     201,552,278     365,052,004     553,993,977
                                   ==============  ==============  ==============  ==============  ==============  ==============
     * Identified cost             $  269,244,195  $1,394,465,425  $2,938,769,684  $  200,736,012  $  365,752,062  $  549,848,726
                                   ==============  ==============  ==============  ==============  ==============  ==============

       See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Operations

For the Six Months Ended                                 CMA             CMA             CMA             CMA           CMA
September 30, 2007 (Unaudited)                         Arizona        California     Connecticut       Florida    Massachusetts
Investments Income

Interest                                           $    3,521,677  $   57,666,847  $   10,615,171  $    5,873,159  $    7,525,130
                                                   --------------  --------------  --------------  --------------  --------------

Expenses

Investment advisory fees                                  464,743       6,238,903       1,399,655         773,097       1,007,212
Distribution fees                                         115,054       1,894,989         354,767         178,019         249,738
Accounting services                                        22,200         172,161          51,350          31,291          37,431
Transfer agent fees                                         9,758         143,106          26,821          20,700          27,961
Professional fees                                          24,951          35,198          27,121          24,810          33,703
Registration fees                                          13,534          19,286          10,818          11,507          11,449
Custodian fees                                              6,351          44,463           9,740           7,695           7,890
Printing and shareholder reports                            1,344          31,925           5,035           3,653           3,969
Pricing fees                                                4,714          14,552           5,020           5,426           5,908
Directors fees and expenses                                   983           9,769           2,188           1,388           1,596
Other                                                       7,662          33,083          11,747           7,991          10,688
                                                   --------------  --------------  --------------  --------------  --------------
Total expenses                                            671,294       8,637,435       1,904,262       1,065,577       1,397,545
                                                   --------------  --------------  --------------  --------------  --------------
Investment income--net                                  2,850,383      49,029,412       8,710,909       4,807,582       6,127,585
                                                   --------------  --------------  --------------  --------------  --------------

Realized Gain (Loss)--Net

Realized gain (loss) on investments--net                    2,604          73,513          55,112         (2,471)          34,943
                                                   --------------  --------------  --------------  --------------  --------------
Net Increase in Net Assets Resulting from
Operations                                         $    2,852,987  $   49,102,925  $    8,766,021  $    4,805,111  $    6,162,528
                                                   ==============  ==============  ==============  ==============  ==============

See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Operations (concluded)

For the Six Months Ended                   CMA           CMA             CMA             CMA             CMA           CMA
September 30, 2007 (Unaudited)           Michigan     New Jersey       New York     North Carolina       Ohio      Pennsylvania
Investments Income

Interest                           $    5,309,494  $   25,070,567  $   54,135,922  $    3,807,435  $    6,911,651  $   10,142,590
                                   --------------  --------------  --------------  --------------  --------------  --------------

Expenses

Investment advisory fees                  691,315       2,957,314       5,867,131         502,135         913,247       1,323,296
Distribution fees                         168,334         828,933       1,795,714         124,883         225,708         322,072
Accounting services                        30,473         108,947         164,418          23,258          36,771          47,953
Transfer agent fees                        22,178          77,182         174,545          16,373          29,976          41,056
Professional fees                          25,682          28,424          35,731          23,454          23,711          28,253
Registration fees                          12,985          12,465          20,679          10,470          12,775          16,184
Custodian fees                              7,891          20,032          37,650           6,196           8,597          10,055
Printing and shareholder reports            1,848          13,333          28,123           2,246           3,862           5,685
Pricing fees                                6,712           8,472          15,919           5,064          11,184           8,228
Directors fees and expenses                 1,295           5,710          10,891           1,051           1,539           2,185
Other                                       9,904          17,697          25,050           9,151           9,981          11,113
                                   --------------  --------------  --------------  --------------  --------------  --------------
Total expenses                            978,617       4,078,509       8,175,851         724,281       1,277,351       1,816,080
                                   --------------  --------------  --------------  --------------  --------------  --------------
Investment income--net                  4,330,877      20,992,058      45,960,071       3,083,154       5,634,300       8,326,510
                                   --------------  --------------  --------------  --------------  --------------  --------------

Realized Gain (Loss)--Net

Realized gain (loss) on
investments--net                            1,514          12,279          87,497           (340)              --        (40,539)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net Increase in Net Assets
Resulting from Operations          $    4,332,391  $   21,004,337  $   46,047,568  $    3,082,814  $    5,634,300  $    8,285,971
                                   ==============  ==============  ==============  ==============  ==============  ==============

See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Changes in Net Assets


                                                                     CMA Arizona                        CMA California
                                                           For the Six                           For the Six
                                                           Months Ended         For the          Months Ended        For the
                                                          September 30,        Year Ended       September 30,       Year Ended
                                                               2007            March 31,             2007           March 31,
Increase (Decrease) in Net Assets:                         (Unaudited)            2007           (Unaudited)           2007
Operations

Investment income--net                                   $      2,850,383  $      4,905,386   $     49,029,412   $     80,460,447
Realized gain (loss)--net                                           2,604           (2,458)             73,513            509,436
                                                         ----------------  ----------------   ----------------   ----------------
Net increase in net assets resulting from operations            2,852,987         4,902,928         49,102,925         80,969,883
                                                         ----------------  ----------------   ----------------   ----------------

Dividends & Distributions to Shareholders

Investment income--net                                        (2,850,383)       (4,905,386)       (49,029,333)       (80,460,447)
Realized gain--net                                                     --                --                 --           (81,007)
                                                         ----------------  ----------------   ----------------   ----------------
Net decrease in net assets resulting from
dividends and distributions to shareholders                   (2,850,383)       (4,905,386)       (49,029,333)       (80,541,454)
                                                         ----------------  ----------------   ----------------   ----------------

Beneficial Interest Transactions

Net proceeds from sale of shares                              576,951,300       848,303,918      9,840,729,051     16,693,016,838
Value of shares issued to shareholders in
reinvestment of dividends and distributions                     2,850,383         4,905,306         49,029,333         80,541,269
                                                         ----------------  ----------------   ----------------   ----------------
                                                              579,801,683       853,209,224      9,889,758,384     16,773,558,107
Cost of shares redeemed                                     (565,933,970)     (839,411,645)   (10,051,017,497)   (16,093,226,205)
                                                         ----------------  ----------------   ----------------   ----------------
Net increase (decrease) in net assets derived
from beneficial interest transactions                          13,867,713        13,797,579      (161,259,113)        680,331,902
                                                         ----------------  ----------------   ----------------   ----------------

Net Assets

Total increase (decrease) in net assets                        13,870,317        13,795,121      (161,185,521)        680,760,331
Beginning of period                                           183,441,655       169,646,534      3,374,219,030      2,693,458,699
                                                         ----------------  ----------------   ----------------   ----------------
End of period*                                           $    197,311,972  $    183,441,655   $  3,213,033,509   $  3,374,219,030
                                                         ================  ================   ================   ================
 * Undistributed investment income--net                  $             45  $             45   $             79                 --
                                                         ================  ================   ================   ================

   See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Changes in Net Assets (continued)


                                                                   CMA Connecticut                       CMA Florida
                                                           For the Six                           For the Six
                                                           Months Ended         For the          Months Ended        For the
                                                          September 30,        Year Ended       September 30,       Year Ended
                                                               2007            March 31,             2007           March 31,
Increase (Decrease) in Net Assets:                         (Unaudited)            2007           (Unaudited)           2007
Operations

Investment income--net                                   $      8,710,909  $     14,667,963   $      4,807,582   $     10,416,496
Realized gain (loss)--net                                          55,112           (2,251)            (2,471)           (11,010)
                                                         ----------------  ----------------   ----------------   ----------------
Net increase in net assets resulting from operations            8,766,021        14,665,712          4,805,111         10,405,486
                                                         ----------------  ----------------   ----------------   ----------------

Dividends & Distributions to Shareholders

Investment income--net                                        (8,710,909)      (14,667,963)        (4,807,580)       (10,416,496)
Realized gain--net                                                     --                --                 --            (1,063)
                                                         ----------------  ----------------   ----------------   ----------------
Net decrease in net assets resulting from
dividends and distributions to shareholders                   (8,710,909)      (14,667,963)        (4,807,580)       (10,417,559)
                                                         ----------------  ----------------   ----------------   ----------------

Beneficial Interest Transactions

Net proceeds from sale of shares                            1,641,633,099     2,621,067,461      1,237,110,739      2,932,075,533
Value of shares issued to shareholders in
reinvestment of dividends and distributions                     8,710,909        14,667,789          4,807,580         10,417,738
                                                         ----------------  ----------------   ----------------   ----------------
                                                            1,650,344,008     2,635,735,250      1,241,918,319      2,942,493,271
Cost of shares redeemed                                   (1,620,178,198)   (2,601,833,970)    (1,261,112,161)    (3,106,687,315)
                                                         ----------------  ----------------   ----------------   ----------------
Net increase (decrease) in net assets derived
from beneficial interest transactions                          30,165,810        33,901,280       (19,193,842)      (164,194,044)
                                                         ----------------  ----------------   ----------------   ----------------

Net Assets

Total increase (decrease) in net assets                        30,220,922        33,899,029       (19,196,311)      (164,206,117)
Beginning of period                                           544,050,253       510,151,224        308,088,776        472,294,893
                                                         ----------------  ----------------   ----------------   ----------------
End of period*                                           $    574,271,175  $    544,050,253   $    288,892,465   $    308,088,776
                                                         ================  ================   ================   ================
 * Undistributed investment income--net                                --                --   $        207,762   $        207,760
                                                         ================  ================   ================   ================

   See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Changes in Net Assets (continued)


                                                                  CMA Massachusetts                      CMA Michigan
                                                           For the Six                           For the Six
                                                           Months Ended         For the          Months Ended        For the
                                                          September 30,        Year Ended       September 30,       Year Ended
                                                               2007            March 31,             2007           March 31,
Increase (Decrease) in Net Assets:                         (Unaudited)            2007           (Unaudited)           2007
Operations

Investment income--net                                   $      6,127,585  $     11,150,695   $      4,330,877   $      8,266,001
Realized gain (loss)--net                                          34,943            38,200              1,514              1,301
                                                         ----------------  ----------------   ----------------   ----------------
Net increase in net assets resulting from operations            6,162,528        11,188,895          4,332,391          8,267,302
                                                         ----------------  ----------------   ----------------   ----------------

Dividends & Distributions to Shareholders

Investment income--net                                        (6,127,585)      (11,150,695)        (4,330,877)        (8,266,001)
Realized gain--net                                                     --                --                 --                 --
                                                         ----------------  ----------------   ----------------   ----------------
Net decrease in net assets resulting from
dividends and distributions to shareholders                   (6,127,585)      (11,150,695)        (4,330,877)        (8,266,001)
                                                         ----------------  ----------------   ----------------   ----------------

Beneficial Interest Transactions

Net proceeds from sale of shares                            1,357,222,481     2,276,801,728        776,290,671      1,683,204,189
Value of shares issued to shareholders in
reinvestment of dividends and distributions                     6,127,585        11,150,723          4,330,877          8,266,151
                                                         ----------------  ----------------   ----------------   ----------------
                                                            1,363,350,066     2,287,952,451        780,621,548      1,691,470,340
Cost of shares redeemed                                   (1,355,287,193)   (2,229,165,426)      (772,475,590)    (1,712,714,219)
                                                         ----------------  ----------------   ----------------   ----------------
Net increase (decrease) in net assets derived
from beneficial interest transactions                           8,062,873        58,787,025          8,145,958       (21,243,879)
                                                         ----------------  ----------------   ----------------   ----------------

Net Assets

Total increase (decrease) in net assets                         8,097,816        58,825,225          8,147,472       (21,242,578)
Beginning of period                                           403,890,660       345,065,435        262,426,108        283,668,686
                                                         ----------------  ----------------   ----------------   ----------------
End of period*                                           $    411,988,476  $    403,890,660   $    270,573,580   $    262,426,108
                                                         ================  ================   ================   ================
 * Undistributed investment income--net                                --                --                 --                 --
                                                         ================  ================   ================   ================

   See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Changes in Net Assets (continued)


                                                                    CMA New Jersey                       CMA New York
                                                           For the Six                           For the Six
                                                           Months Ended         For the          Months Ended        For the
                                                          September 30,        Year Ended       September 30,       Year Ended
                                                               2007            March 31,             2007           March 31,
Increase (Decrease) in Net Assets:                         (Unaudited)            2007           (Unaudited)           2007
Operations

Investment income--net                                   $     20,992,058  $     34,263,801   $     45,960,071   $     76,989,388
Realized gain (loss)--net                                          12,279            62,225             87,497            489,786
                                                         ----------------  ----------------   ----------------   ----------------
Net increase in net assets resulting from operations           21,004,337        34,326,026         46,047,568         77,479,174
                                                         ----------------  ----------------   ----------------   ----------------

Dividends & Distributions to Shareholders

Investment income--net                                       (20,992,058)      (34,263,801)       (45,960,061)       (76,989,388)
Realized gain--net                                                     --                --                 --           (99,540)
                                                         ----------------  ----------------   ----------------   ----------------
Net decrease in net assets resulting from
dividends and distributions to shareholders                  (20,992,058)      (34,263,801)       (45,960,061)       (77,088,928)
                                                         ----------------  ----------------   ----------------   ----------------

Beneficial Interest Transactions

Net proceeds from sale of shares                            3,293,259,191     5,607,476,661      7,492,250,692     12,400,518,854
Value of shares issued to shareholders in
reinvestment of dividends                                      20,992,058        34,264,013         45,960,061         77,089,519
                                                         ----------------  ----------------   ----------------   ----------------
                                                            3,314,251,249     5,641,740,674      7,538,210,753     12,477,608,373
Cost of shares redeemed                                   (3,253,539,580)   (5,403,517,064)    (7,406,606,296)   (12,153,115,566)
                                                         ----------------  ----------------   ----------------   ----------------
Net increase (decrease) in net assets derived
from beneficial interest transactions                          60,711,669       238,223,610        131,604,457        324,492,807
                                                         ----------------  ----------------   ----------------   ----------------

Net Assets

Total increase (decrease) in net assets                        60,723,948       238,285,835        131,691,964        324,883,053
Beginning of period                                         1,342,081,658     1,103,795,823      2,835,704,511      2,510,821,458
                                                         ----------------  ----------------   ----------------   ----------------
End of period*                                           $  1,402,805,606  $  1,342,081,658   $  2,967,396,475   $  2,835,704,511
                                                         ================  ================   ================   ================
 * Undistributed investment income--net                                --                --   $             10                 --
                                                         ================  ================   ================   ================

   See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Changes in Net Assets (continued)


                                                                  CMA North Carolina                       CMA Ohio
                                                           For the Six                           For the Six
                                                           Months Ended         For the          Months Ended        For the
                                                          September 30,        Year Ended       September 30,       Year Ended
                                                               2007            March 31,             2007           March 31,
Increase (Decrease) in Net Assets:                         (Unaudited)            2007           (Unaudited)           2007
Operations

Investment income--net                                   $      3,083,154  $      5,840,563   $      5,634,300   $      9,736,923
Realized gain (loss)--net                                           (340)             1,094                 --              6,604
                                                         ----------------  ----------------   ----------------   ----------------
Net increase in net assets resulting from operations            3,082,814         5,841,657          5,634,300          9,743,527
                                                         ----------------  ----------------   ----------------   ----------------

Dividends & Distributions to Shareholders

Investment income--net                                        (3,083,154)       (5,840,563)        (5,634,300)        (9,736,923)
Realized gain--net                                                     --                --                 --              (300)
                                                         ----------------  ----------------   ----------------   ----------------
Net decrease in net assets resulting from
dividends and distributions to shareholders                   (3,083,154)       (5,840,563)        (5,634,300)        (9,737,223)
                                                         ----------------  ----------------   ----------------   ----------------

Beneficial Interest Transactions

Net proceeds from sale of shares                              457,645,988       921,040,266        792,314,560      1,612,103,089
Value of shares issued to shareholders in
reinvestment of dividends                                       3,083,154         5,840,572          5,634,300          9,737,223
                                                         ----------------  ----------------   ----------------   ----------------
                                                              460,729,142       926,880,838        797,948,860      1,621,840,312
Cost of shares redeemed                                     (458,570,829)     (930,684,301)      (811,351,330)    (1,570,441,397)
                                                         ----------------  ----------------   ----------------   ----------------
Net increase (decrease) in net assets derived
from beneficial interest transactions                           2,158,313       (3,803,463)       (13,402,470)         51,398,915
                                                         ----------------  ----------------   ----------------   ----------------

Net Assets

Total increase (decrease) in net assets                         2,157,973       (3,802,369)       (13,402,470)         51,405,219
Beginning of period                                           199,377,734       203,180,103        378,460,778        327,055,559
                                                         ----------------  ----------------   ----------------   ----------------
End of period*                                           $    201,535,707  $    199,377,734   $    365,058,308   $    378,460,778
                                                         ================  ================   ================   ================
 * Undistributed investment income--net                                --                --                 --                 --
                                                         ================  ================   ================   ================

   See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Statements of Changes in Net Assets (concluded)


                                                                                                       CMA Pennsylvania
                                                                                                 For the Six
                                                                                                 Months Ended        For the
                                                                                                September 30,       Year Ended
                                                                                                     2007           March 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)           2007
Operations

Investment income--net                                                                        $      8,326,510   $     14,146,526
Realized gain (loss)--net                                                                             (40,539)            (5,251)
                                                                                              ----------------   ----------------
Net increase in net assets resulting from operations                                                 8,285,971         14,141,275
                                                                                              ----------------   ----------------

Dividends & Distributions to Shareholders

Investment income--net                                                                             (8,326,510)       (14,146,526)
Realized gain--net                                                                                          --                 --
                                                                                              ----------------   ----------------
Net decrease in net assets resulting from dividends and distributions to shareholders              (8,326,510)       (14,146,526)
                                                                                              ----------------   ----------------

Beneficial Interest Transactions

Net proceeds from sale of shares                                                                 1,933,155,341      3,242,817,084
Value of shares issued to shareholders in reinvestment of dividends                                  8,326,510         14,146,827
                                                                                              ----------------   ----------------
                                                                                                 1,941,481,851      3,256,963,911
Cost of shares redeemed                                                                        (1,903,427,739)    (3,239,121,363)
                                                                                              ----------------   ----------------
Net increase (decrease) in net assets derived from beneficial interest transactions                 38,054,112         17,842,548
                                                                                              ----------------   ----------------

Net Assets

Total increase (decrease) in net assets                                                             38,013,573         17,837,297
Beginning of period                                                                                515,749,318        497,912,021
                                                                                              ----------------   ----------------
End of period*                                                                                $    553,762,891   $    515,749,318
                                                                                              ================   ================
 * Undistributed investment income--net                                                                     --                 --
                                                                                              ================   ================

   See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Financial Highlights                                                                             CMA Arizona Municipal Money Fund

                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                  .02           .03           .02           .01          --++           .01
Realized gain (loss)--net                              --++        --++++        --++++        --++++          --++            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .02           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends from investment income--net            (.02)         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.55%+++         2.91%         2.13%          .77%          .35%          .77%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .72%*          .73%          .72%          .74%          .74%          .72%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.06%*         2.89%         2.11%          .78%          .36%          .78%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $   197,312   $   183,442   $   169,647   $   168,983   $   167,386   $   190,812
                                                ===========   ===========   ===========   ===========   ===========   ===========




                                                                                              CMA California Municipal Money Fund


                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                  .03           .03           .02           .01          --++           .01
Realized gain (loss)--net                              --++          --++        --++++          --++        --++++          --++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .03           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
   Investment income--net                             (.03)         (.03)         (.02)         (.01)        --++++         (.01)
   Realized gain--net                                    --        --++++            --            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
   Total dividends and distributions                  (.03)         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.60%+++         2.99%         2.14%          .89%          .49%          .85%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .56%*          .57%          .57%          .57%          .57%          .57%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.16%*         2.96%         2.12%          .90%          .50%          .85%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $ 3,213,034   $ 3,374,219   $ 2,693,459   $ 2,395,426   $ 2,338,900   $ 2,666,851
                                                ===========   ===========   ===========   ===========   ===========   ===========

      * Annualized.

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Financial Highlights (continued)                                                             CMA Connecticut Municipal Money Fund

                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                  .02           .03           .02           .01          --++           .01
Realized gain (loss)--net                              --++        --++++        --++++        --++++          --++          --++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .02           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
   Investment income--net                             (.02)         (.03)         (.02)         (.01)        --++++         (.01)
   Realized gain--net                                    --            --            --        --++++            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total dividends and distributions                     (.02)         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.54%+++         2.87%         2.05%          .74%          .34%          .70%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses, net of waiver                               .67%*          .68%          .68%          .67%          .66%          .67%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Expenses                                              .67%*          .68%          .68%          .67%          .67%          .67%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.04%*         2.85%         2.03%          .72%          .34%          .70%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of year (in thousands)          $   574,271   $   544,050   $   510,151   $   519,765   $   595,841   $   535,308
                                                ===========   ===========   ===========   ===========   ===========   ===========




                                                                                                 CMA Florida Municipal Money Fund


                                                                                  For the Six                     For the Period
                                                                                  Months Ended       For the       November 15,
                                                                                 September 30,      Year Ended      2005** to
The following per share data and ratios have been derived                            2007           March 31,       March 31,
from information provided in the financial statements.                            (Unaudited)          2007            2006
Per Share Operating Performance

Net asset value, beginning of period                                               $      1.00       $      1.00      $      1.00
                                                                                   -----------       -----------      -----------
Investment income--net                                                                     .02               .03              .01
Realized gain (loss)--net                                                               --++++            --++++             --++
                                                                                   -----------       -----------      -----------
Total from investment operations                                                           .02               .03              .01
                                                                                   -----------       -----------      -----------
Less dividends and distributions:
   Investment income--net                                                                (.02)             (.03)            (.01)
   Realized gain--net                                                                       --            --++++               --
                                                                                   -----------       -----------      -----------
Total dividends and distributions                                                        (.02)             (.03)            (.01)
                                                                                   -----------       -----------      -----------
Net asset value, end of period                                                     $      1.00       $      1.00      $      1.00
                                                                                   ===========       ===========      ===========
Total investment return                                                               1.57%+++             2.90%          .94%+++
                                                                                   ===========       ===========      ===========

Ratios to Average Net Assets

Expenses, net of waiver                                                                  .69%*              .70%            .58%*
                                                                                   ===========       ===========      ===========
Expenses                                                                                 .69%*              .71%            .72%*
                                                                                   ===========       ===========      ===========
Investment income--net                                                                  3.10%*             2.88%           2.55%*
                                                                                   ===========       ===========      ===========

Supplemental Data

Net assets, end of period (in thousands)                                           $   288,892       $   308,089      $   472,295
                                                                                   ===========       ===========      ===========

      * Annualized.

     ** Commencement of operations.

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Financial Highlights (continued)                                                           CMA Massachusetts Municipal Money Fund

                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                  .02           .03           .02           .01          --++           .01
Realized gain (loss)--net                              --++          --++            --        --++++          --++          --++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .02           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
   Investment income--net                             (.02)         (.03)         (.02)         (.01)        --++++         (.01)
   Realized gain--net                                    --            --            --        --++++        --++++            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total dividends and distributions                     (.02)         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.53%+++         2.89%         2.04%          .76%          .38%          .79%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .69%*          .69%          .70%          .71%          .70%          .69%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.03%*         2.87%         2.03%          .74%          .38%          .78%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $   411,988   $   403,891   $   345,065   $   345,043   $   372,239   $   421,618
                                                ===========   ===========   ===========   ===========   ===========   ===========




                                                                                                CMA Michigan Municipal Money Fund


                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                  .02           .03           .02           .01          --++           .01
Realized gain (loss)--net                              --++          --++        --++++        --++++          --++          --++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .02           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
   Investment income--net                             (.02)         (.03)         (.02)         (.01)        --++++         (.01)
   Realized gain--net                                    --            --            --        --++++        --++++        --++++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total dividends and distributions                     (.02)         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.58%+++         2.95%         2.09%          .82%          .42%          .85%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .71%*          .71%          .70%          .70%          .70%          .69%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.12%*         2.93%         2.06%          .80%          .43%          .84%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $   270,574   $   262,426   $   283,669   $   271,421   $   327,492   $   349,249
                                                ===========   ===========   ===========   ===========   ===========   ===========

      * Annualized.

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Financial Highlights (continued)                                                              CMA New Jersey Municipal Money Fund

                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                  .02           .03           .02           .01          --++           .01
Realized gain (loss)--net                              --++          --++        --++++        --++++          --++          --++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .02           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
   Investment income--net                             (.02)         (.03)         (.02)         (.01)        --++++         (.01)
   Realized gain--net                                    --            --            --        --++++        --++++        --++++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total dividends and distributions                     (.02)         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.57%+++         2.93%         2.14%          .83%          .43%          .80%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .60%*          .62%          .63%          .63%          .61%          .62%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.11%*         2.92%         2.12%          .81%          .44%          .79%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $ 1,402,806   $ 1,342,082   $ 1,103,796   $ 1,027,382   $ 1,165,201   $ 1,225,954
                                                ===========   ===========   ===========   ===========   ===========   ===========




                                                                                                CMA New York Municipal Money Fund


                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                  .02           .03           .02           .01          --++           .01
Realized gain (loss)--net                              --++          --++        --++++        --++++          --++          --++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .02           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
   Investment income--net                             (.02)         (.03)         (.02)         (.01)        --++++         (.01)
   Realized gain--net                                    --        --++++            --        --++++        --++++            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total dividends and distributions                     (.02)         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.60%+++         3.01%         2.15%          .88%          .49%          .91%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .56%*          .57%          .58%          .58%          .57%          .57%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.16%*         2.99%         2.14%          .86%          .50%          .92%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $ 2,967,396   $ 2,835,705   $ 2,510,821   $ 2,312,666   $ 2,510,413   $ 2,527,958
                                                ===========   ===========   ===========   ===========   ===========   ===========

      * Annualized.

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Financial Highlights (continued)                                                          CMA North Carolina Municipal Money Fund

                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                  .02           .03           .02           .01          --++           .01
Realized gain (loss)--net                            --++++          --++          --++        --++++          --++          --++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .02           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
   Investment income--net                             (.02)         (.03)         (.02)         (.01)        --++++         (.01)
   Realized gain--net                                    --            --            --        --++++            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total dividends and distributions                     (.02)         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.55%+++         2.90%         2.08%          .75%          .37%          .76%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .72%*          .73%          .72%          .72%          .71%          .70%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.06%*         2.88%         2.06%          .72%          .38%          .77%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $   201,536   $   199,378   $   203,180   $   202,597   $   240,576   $   288,079
                                                ===========   ===========   ===========   ===========   ===========   ===========




                                                                                                    CMA Ohio Municipal Money Fund


                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003
Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                (.02)           .03           .02           .01          --++           .01
Realized gain--net                                       --          --++          --++            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                      (.02)           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
   Investment income--net                               .02         (.03)         (.02)         (.01)        --++++         (.01)
   Realized gain--net                                    --        --++++        --++++            --            --        --++++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total dividends and distributions                       .02         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.56%+++         2.90%         2.07%          .78%          .43%          .90%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .70%*          .70%          .70%          .70%          .69%          .69%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.08%*         2.88%         2.04%          .77%          .43%          .90%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $   365,058   $   378,461   $   327,056   $   379,307   $   414,045   $   474,267
                                                ===========   ===========   ===========   ===========   ===========   ===========

      * Annualized.

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Financial Highlights (concluded)                                                            CMA Pennsylvania Municipal Money Fund

                                                For the Six
                                                Months Ended
The following per share data and ratios        September 30,
have been derived from information                  2007                    For the Year Ended March 31,
provided in the financial statements.           (Unaudited)       2007          2006         2005          2004         2003

Per Share Operating Performance

Net asset value, beginning of period            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net                                  .02           .03           .02           .01          --++           .01
Realized gain (loss)--net                            --++++        --++++        --++++          --++          --++        --++++
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        .02           .03           .02           .01          --++           .01
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends from investment income--net            (.02)         (.03)         (.02)         (.01)        --++++         (.01)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                ===========   ===========   ===========   ===========   ===========   ===========
Total investment return                            1.57%+++         2.95%         2.11%          .80%          .42%          .83%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses                                              .68%*          .69%          .69%          .69%          .68%          .67%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               3.11%*         2.93%         2.09%          .79%          .43%          .84%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $   553,763   $   515,749   $   497,912   $   454,881   $   500,274   $   591,105
                                                ===========   ===========   ===========   ===========   ===========   ===========

      * Annualized.

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:
CMA Arizona Municipal Money Fund, CMA California Municipal Money Fund, CMA Connecticut Municipal Money Fund, CMA Florida Municipal Money Fund, CMA Massachusetts Municipal Money Fund, CMA Michigan Municipal Money Fund, CMA New Jersey Municipal Money Fund, CMA New York Municipal Money Fund, CMA North Carolina Municipal Money Fund, CMA Ohio Municipal Money Fund and CMA Pennsylvania Municipal Money Fund (the "Funds") are part of CMA Multi-State Municipal Series Trust (the "Trust"). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Funds' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Funds declare dividends daily and reinvest daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional Fund shares at net asset value. Dividends are declared from net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' capital loss carryforward. The Funds may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

(g) Recent accounting pronouncements--Effective September 30, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Funds' financial statements, if any, has not been determined.

In addition, in February 2007, FASB "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds' financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust, on behalf of each of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. The principal owners of BlackRock, Inc. are Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC").



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Notes to Financial Statements (concluded)


The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, each Fund pays a monthly fee based upon the average daily value of each Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager with respect to each Fund, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by each Fund to the Manager.

Pursuant to the Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Funds may pay Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and/or affiliates of PNC or Merrill Lynch (including BlackRock, Inc.) a distribution fee. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of each Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with the Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent.

The Funds reimbursed the Manager for certain accounting services. The reimbursements were as follows:


                                                         Accounting
                                                           Services

CMA Arizona Municipal Money Fund                            $ 1,761
CMA California Municipal Money Fund                         $29,357
CMA Connecticut Municipal Money Fund                        $ 4,840
CMA Florida Municipal Money Fund                            $ 2,614
CMA Massachusetts Municipal Money Fund                      $ 3,495
CMA Michigan Municipal Money Fund                           $ 2,582
CMA New Jersey Municipal Money Fund                         $12,214
CMA New York Municipal Money Fund                           $25,296
CMA North Carolina Municipal Money Fund                     $ 1,781
CMA Ohio Municipal Money Fund                               $ 3,329
CMA Pennsylvania Municipal Money Fund                       $ 4,746

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
These amounts will be available to offset like amounts of any future taxable gains.


CMA Arizona Municipal Money Fund

On March 31, 2007, the Fund had a net capital loss carryforward of $49,348, of which $10,340 expires in 2008, $25,753 expires in 2009, $789 expires in 2013,
$3,372 expires in 2014 and $9,094 expires in 2015.


CMA Connecticut Municipal Money Fund

On March 31, 2007, the Fund had a net capital loss carryforward of $61,829, all of which expires in 2014.


CMA Florida Municipal Money Fund

On March 31, 2007, the Fund had a net capital loss carryforward of $11,013, all of which expires in 2015.


CMA Michigan Municipal Money Fund

On March 31, 2007, the Fund had a net capital loss carryforward of $88,516, of which $5,068 expires in 2008, $4,954 expires in 2009, $40,675 expires in 2014 and $37,819 expires in 2015.


CMA New Jersey Municipal Money Fund

On March 31, 2007, the Fund had a net capital loss carryforward of $100,026, all of which expires in 2014.


CMA North Carolina Municipal Money Fund

On March 31, 2007, the Fund had a net capital loss carryforward of $866, all of which expires in 2013.


CMA Pennsylvania Municipal Money Fund

On March 31, 2007, the Fund had a net capital loss carryforward of $144,153, of which $20,995 expires in 2008, $33,951 expires in 2009, $715 expires in 2010, $36,703 expires in 2014 and $51,789 expires in 2015.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



Current Seven-Day Yields


                                                 As of
                                             September 30,
                                                  2007

CMA Arizona                                      3.21%
CMA California                                   3.26%
CMA Connecticut                                  3.17%
CMA Florida                                      3.10%
CMA Massachusetts                                3.09%
CMA Michigan                                     3.18%
CMA New Jersey                                   3.18%
CMA New York                                     3.21%
CMA North Carolina                               3.13%
CMA Ohio                                         3.11%
CMA Pennsylvania                                 3.15%



Officers and Trustees as of September 30, 2007


Robert C. Doll, Jr., Trust President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary


Fund Address
CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ 08543-9011


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your CMA account, call 800-262-4636.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Quarterly Schedule of Investments


The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Funds' Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


CMA MULTI-STATE MUNICIPAL SERIES TRUST                       SEPTEMBER 30, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       CMA Multi-State Municipal Series Trust


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       CMA Multi-State Municipal Series Trust


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       CMA Multi-State Municipal Series Trust


Date: November 20, 2007